Exhibit 99.17

Loan Number	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Moodys Current Exception Grade	Fitch Current Exception Grade	S&P Current Exception Grade	Kroll Current Exception Grade	DBRS Current Exception Grade	Category	Condition Custom Description	Cleared Date	Lender Response	Comment	Waiver or Exception	Waiver or Exception Made By	Compensating Factors
300013606	71cb43d4-e20a-e511-8daf-d8d385e1d166	06/04/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	06/04/2015	06/16/2015: CDA 06/10/2015: this is an internal cond for the client correct?
06/16/2015: A CDA report reflecting a value of $950,000 which is a 0% variance was provided. Condition Cleared.
06/10/2015: Pending response from Client.
06/05/2015: CDA report provided reflects an incorrect city spelling excluding the "h". The Note has spelling that includes an "h" within the city name.  Condition remains.
 06/04/2015: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Corrected.
																				DTI is lower than guideline maximum 31.48% DTI; FICO is higher than guideline minimum 785 FICO; Reserves are higher than guideline minimum $173,402 excess verified reserves
300013606	7359b9f8-e20a-e511-8daf-d8d385e1d166	06/04/2015	Credit	Document Error	94	1	Cleared	A	A	CA	A	A	Legal Documents	The vesting on the Preliminary Title does not match the borrower's names on the note and mortgage.	06/10/2015	06/10/2015: HI, What is required to clear this condition? a quit claim deed?
06/10/2015: Audit has re-analyzed the loan documents and has determined that a Signature/Name Affidavit was located for both borrowers within the loan file. All variations of the names were provided on said Affidavit.  Condition cleared.
																				DTI is lower than guideline maximum 31.48% DTI; FICO is higher than guideline minimum 785 FICO; Reserves are higher than guideline minimum $173,402 excess verified reserves
300009448	b4613998-a7ed-e411-8daf-d8d385e1d166	04/28/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1. Compliance review incomplete. Additional conditions may apply.	04/30/2015	04/30/2015: Final hud-1	04/30/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Condition cleared.
300009448	4c2a97a8-a5f8-4669-9a02-37c43ed88f77	04/30/2015	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA
Finance charge was under disclosed by $249.69. A $1,821.46 "lender credit" on HUD was not applied because the Lender did not specifically attributes a credit to a specific finance charge. Therefore, as a "lump sum" credit it is allocate it to non-finance charges and then apply towards prepaid finance charges. Provide a breakdown of the lender credit.
															05/06/2015	05/06/2015: breakdown of lender credit from funder.
05/06/2015: Audit review of all documentation submitted is deemed acceptable.  Per the attachment to the HUD Settlement Statement, the lender credit of $1,821.46 included a credit for a portion of the Settlement Fee to the borrower in the amount of $250, which cured the under disclosed amount. Condition cleared.

300009448	b3613998-a7ed-e411-8daf-d8d385e1d166	04/28/2015	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Provide proof the Special Information Booklet was given to the borrower within 3 days of application.	04/30/2015	04/30/2015: disclosure checklist showing special information booklet was provided to the borrower. thank you
04/30/2015: Audit review of checklist reflecting Special Information Booklet dated 03/26/2015 is within three days of application date of 03/24/2015. Documentation submitted is deemed acceptable, condition cleared.

300009448	b2613998-a7ed-e411-8daf-d8d385e1d166	04/28/2015	Compliance	Missing Initial Escrow Account Disclosure	1672	1	Cleared	A	A	RA	A	A	General Compliance	Provide initial escrow disclosure.	05/08/2015
05/08/2015: lets try this again. somehow I grabbed the same one
05/06/2015: Escrow disclosure including breakdown
05/04/2015: my apologies. I grabbed the incorrect disclosure. attached here is the correct one.
 04/30/2015: Notice of intent disclosure

05/08/2015: Audit review of Initial Escrow Disclosure documentation submitted is deemed acceptable. Condition cleared.
05/06/2015: Audit review of documentation submitted found the Escrow Reserve Agreement again, not the Escrow Disclosure breakdown as stated. Condition remains.
05/04/2015: Audit review of the Escrow Reserve Agreement is not the same as the "Initial Escrow Account Disclosure". The "Initial Escrow Account Disclosure" reflects how taxes and insurance will be calculated over a one year time period."  Final HUD reflects an escrow balance of $2,343.39 which will also reflect on the "Initial Escrow Account Disclosure".  Condition remains.
 04/30/2015: Audit review of "Notice of intent disclosure" documentation submitted does not fulfill said Exception for the "Initial Escrow Account Disclosure". Condition remains.

300009448	7533927b-a8ed-e411-8daf-d8d385e1d166	04/28/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	04/30/2015	04/30/2015: CDA	04/30/2015: A CDA report reflecting a value of $750,000 which is a 0% variance was provided. Condition Cleared.
300008038	19329f80-f1f3-e411-8daf-d8d385e1d166	05/06/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	A	RA	A	A	RESPA
The GFE reflects fees of $730.20 vs. actual fees of $831.70 were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $28.48.  There is no evidence of restitution.
															05/08/2015	05/08/2015: Final hud-1. we have reviewed the hud and the gfe and are not seeing fees of 730.20 vs actual fees of 831.70 that was charged on the final hud. can you please take another look? thank you.	05/08/2015: Audit reviewed the lender rebuttal and has determine that the GFE and HUD-1 are within the 10% tolerance. Condition cleared.			DTI is lower than guideline maximum 30.41% DTI; FICO is higher than guideline minimum 690 credit score; Reserves are higher than guideline minimum $13,132 excess verified reserves
300008038	1a329f80-f1f3-e411-8daf-d8d385e1d166	05/06/2015	Compliance	Missing evidence the List of Service Providers (Sch. A to GFE) was provided to borrower	2026	1	Cleared	A	A	RA	A	A	RESPA	List of Service Providers not provided in file. Title Fees are not listed under the 10% tolerance section of the HUD-1, so an SPL is required.	05/08/2015	05/08/2015: disclosure checklist listing all disclosures provided to the borrower.	05/08/2015: Audit review of Amended Final HUD-1 listed title fees under the 10% tolerance section, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.41% DTI; FICO is higher than guideline minimum 690 credit score; Reserves are higher than guideline minimum $13,132 excess verified reserves
300008038	ba20afa0-8ff5-e411-8daf-d8d385e1d166	05/08/2015	Compliance	Missing Final HUD-1	2922	1	Cleared	A	A	RA	A	A	RESPA	Provided a true certified or signed copy of the Amended Final HUD-1 that was provided.	05/13/2015	05/13/2015: Certified final hud-1	05/13/2015: Audit review of signed true certified copy of the final HUD-1 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.41% DTI; FICO is higher than guideline minimum 690 credit score; Reserves are higher than guideline minimum $13,132 excess verified reserves
300008038	db97b7f5-f1f3-e411-8daf-d8d385e1d166	05/06/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	05/08/2015	05/08/2015: CDA	05/08/2015: A CDA report reflecting a value of $560,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 30.41% DTI; FICO is higher than guideline minimum 690 credit score; Reserves are higher than guideline minimum $13,132 excess verified reserves
300008038	961d713b-f5f3-e411-8daf-d8d385e1d166	05/06/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing January 2015 for asset #5 listed on 1003 to fulfill 2 month statement requirement required to adequately source $8,575.78 deposit/transfer into asset #3 on 1003.	05/08/2015
05/08/2015: Stmt for asset #5 listed on 1003 dated 11/2014- 12/31/2014. Activity update on account picking up from end of stmt in file of 12/31 through 3/11 was provided and in file. I have attached here. thank you. :)
																	05/08/2015: Audit review of all asset #5 listed on 1003 statements adequately source the $8,575.78 deposit/transfer. Documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 30.41% DTI; FICO is higher than guideline minimum 690 credit score; Reserves are higher than guideline minimum $13,132 excess verified reserves
300020157	6763411e-04a4-456c-9998-17a78db28613	06/16/2015	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA
Finance charge under disclosed by $5,664.72. The HUD-1 reflects a $6,500 "credit for closing costs" on line 205 and a $5,500 "Seller Credit Buyer for Closing costs" on line 206, however they were not applied because the Selling Agent and Seller did not specifically attributes a credit to a specific finance charge. Therefore as a "lump sum" credit it is allocate it to non-finance charges and then apply towards prepaid finance charges. Condition remains.
															06/16/2015
06/16/2015: The seller and agent credits paid for ALL borrower fees except 223.82 per diem interest. The TIL/Itemization shows borrowers were disclosed 738.07 for this fee. file is therefore not under disclosed. thank you. :)

06/16/2015: Audit reviewed the lender rebuttal, as well as the TIL itemization documentation, and has determined that credit was applied to prepaid finance charges. Loan is no longer under disclosed. Condition cleared.
																				FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300020157	8d27ca6c-4a10-e511-8daf-d8d385e1d166	06/11/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	06/16/2015	06/16/2015: Final hud-1	06/16/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Condition cleared. However, an additional condition added due to the loan being under disclosure.			FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300020157	11fe5fe9-4b10-e511-8daf-d8d385e1d166	06/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	06/11/2015	06/11/2015: CDA	06/11/2015: A CDA report reflecting a value of $1,305,000.00 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300020157	47d10802-4c10-e511-8daf-d8d385e1d166	06/11/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															06/16/2015	06/16/2015: Closing instructions 06/12/2015: Hi, may we request this item be moved to post purchase. final title policies sometimes take up to two weeks post close to receive. thank you,
06/16/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.
 06/12/2015: Audit reviewed the lender rebuttal and determined that closing instructions indicating closing agent to is to send the legal documents to the proper recording office to be recorded -OR- Attestation provided by Settlement Agent stating mortgage documentation were sent to the county for recording is required.  Condition remains.
																				FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300020157	f69202b7-4c10-e511-8daf-d8d385e1d166	06/11/2015	Credit	Failure to obtain Documentation	741	1	Cleared	A	A	CA	A	A	Legal Documents	The HUD-1 for the simultaneous second mortgage lien not provided in file.	06/16/2015	06/16/2015: HUD for 2nd	06/16/2015: Audit review of final, certified HUD-1 for 2nd lien documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300020157	ddea3032-4c10-e511-8daf-d8d385e1d166	06/11/2015	Credit	Fraud Alert not verified	2647	1	Cleared	A	A	CA	A	A	Terms/Guidelines	The Borrower's credit report reflects an identity theft fraud alert. Evidence it was verified by the Lender not provided in file.	06/12/2015	06/12/2015: patriot act	06/12/2015: Audit review of the Patriot Act Disclosure documentation submitted is deemed acceptable as verification of the borrower's identity. Condition cleared.			FICO is higher than guideline minimum 751 FICO; Years in Primary Residence 4.42 years in primary residence; Years on Job 9.17 years on job
300019856	44502e02-739c-470d-980d-2cf7780d0311	06/15/2015	Compliance	Special Information Booklet not provided within 3 business days of application date.	1749	1	Cleared	A	A	RA	A	A	RESPA
The file contains the special information booklet, however, it is not dated. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
															06/17/2015	06/17/2015: special information booklet is required to be supplied to the borrower only this disclosure is not required to be returned with signature's.
06/17/2015: Audit has re-analyzed the loan documents and has determined that a cover letter of CA Disclosure Receipt, dated 03/11/2015, reflecting the Special Information Booklet was provided within the loan file. Condition cleared.
																				DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	eb285acb-30cf-4e2b-bd00-a81e2e4fce93	06/15/2015	Compliance	TIL Interest Rate and Payment Summary is inaccurate	2923	1	Cleared	A	A	RA	A	A	TILA	The estimated taxes & insurance (escrow) on the final TIL shows $5,118.08 and should be $5,128.50.	06/17/2015	06/17/2015: Please see attached loe from post closing in regards to difference. thank you.	06/17/2015: Audit has re-analyzed the final HUD-1 received as trailing docs, and determined that the escrows on the final HUD reflect same as escrows on the final TIL. Condition cleared.			DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	205330a2-9713-e511-8daf-d8d385e1d166	06/15/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report is missing from the file.	06/16/2015		06/16/15: CDA provided reflecting a value of $4,500,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	8ea89bf1-a313-e511-8daf-d8d385e1d166	06/15/2015	Compliance	Initial Escrow Account Disclosure not provided within 45 days of closing date	1673	1	Cleared	A	A	RA	A	A	General Compliance	The initial escrow account disclosure in the file is not dated. Please provide the signed initial Escrow disclosure provided to the borrower within 45 days of closing. Additional conditions may apply.	06/16/2015	06/16/2015: Signed initial escrow disclosure	06/16/2015: Audit review of initial escrow account disclosure, dated 06/08/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	0f4a44df-a213-e511-8daf-d8d385e1d166	06/15/2015	Compliance	Missing Final HUD-1	2922	1	Cleared	A	A	RA	A	A	RESPA
Final HUD-1 is missing from the file. Unable to complete compliance review. In order to verify all estimated required third party fees and any tolerance cures, please provide the complete final HUD-1. Additional Conditions may apply.
															06/17/2015	06/17/2015: final hud-1	06/17/2015: Audit review of true certified Final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.			DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	942f88f3-9b13-e511-8daf-d8d385e1d166	06/15/2015	Credit	Insufficient credit history	736	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Guidelines require at least three (3) trade active lines with at least 1 active for the last twenty four (24) months.  A Non-traditional Mortgage Credit Report may be used on a case by case basis. This Report must verify the debtor, type of obligation, and payment amount, due dates, and history. The three (3) open trade lines would not be required if the borrower has prior mortgage history reviewed for at least 12 months and the borrower exhibits significant credit depth and favorable performance.   A minimum of three open trade lines are required for each borrower who does not have a previous mortgage payment history.
																06/17/2015: exception approval for both tradelines and income doc
06/17/2015: Audit has reviewed the loan file and determined that the borrowers lack of 3 active tradelines does not effect the borrowers overall ability to repay the loan. Compensating factors include 55.68 LTV, 31.00% DTI, borrower on the same job 7.5 years and 21.80 months reserves. Loan will be graded a B.
																		Exception	Originator	DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	c07e3b66-9713-e511-8daf-d8d385e1d166	06/15/2015	Credit	Missing income documentation	914	2	Acknowledged	B	B	CB	B	B	Income/Employment	The file does not contain 2 consecutive pay stubs dated within ninety (90) days of underwriting as per guidelines. Additional conditions may apply.		06/17/2015: exception approval for both income docs as well as trade lines.
06/17/2015: Audit has reviewed the loan file and determined that a fully completed WVOE is acceptable in lieu of two consecutive pay stubs and does not effect the borrowers overall ability to repay the loan. Compensating factors include 55.68 LTV, 31.00% DTI, borrower on the same job 7.5 years and 21.80 months reserves. Loan will be graded a B.
																		Exception	Originator	DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300019856	32b328e0-9e13-e511-8daf-d8d385e1d166	06/15/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
Missing copy of the preliminary title for the loan amount  (Preliminary in file does not reflect the amount of the insurance. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
															06/17/2015	06/17/2015: per final hud 1 line 1105 shows lenders policy shows sufficient coverage.	06/17/2015: Audit concurs with the lender rebuttal and has determine that the true certified Final HUD-1 reflects lenders policy coverage as sufficient. Condition cleared.			DTI is lower than guideline maximum 31.02% compared to 43%.; LTV is lower than guideline maximum 55.68% compared to 70%; Years in Field 18 years
300008757	61d3e693-8c14-e511-8daf-d8d385e1d166	06/16/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in the loan file.	06/16/2015		6/16/15 CDA report reflecting a value of $1,010,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 DTI is lower than guideline maximum Maximum DTI permitted 43%, borrowers have 34.15% DTI; FICO is higher than guideline minimum minimum fico required 720, borrower has a 753; No Mortgage Lates current mortgage reviewed for 99 months with no lates reported

300008757	37b52901-8c14-e511-8daf-d8d385e1d166	06/16/2015	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment	2015 year to date Balance Sheet not provided for borrowers Schedule C income. (Required per Appendix Q - without evidence of these they will fail QM testing.	06/26/2015	6/26/15 bal sheet	6/26/15 The lender provided a copy of the borrowers 2015 balance sheet. Condition cleared.
 DTI is lower than guideline maximum Maximum DTI permitted 43%, borrowers have 34.15% DTI; FICO is higher than guideline minimum minimum fico required 720, borrower has a 753; No Mortgage Lates current mortgage reviewed for 99 months with no lates reported

300008757	f1917d55-8c14-e511-8daf-d8d385e1d166	06/16/2015	Credit	Missing verbal verification of employment	919	1	Cleared	A	A	CA	A	A	Income/Employment
Verification of the borrowers self-employment not provided in the loan file.  The existence of the business or source of self-employment requires an independent verification for a third party:  ie..CPA letter, Business License.  Also missing verification of the phone listing and address for the borrowers business using a telephone book, the Internet, or directory assistance. (note if using the Internet as a source of verification this should not be aged and should provide the phone listing, mailing address and physical location.
															07/08/2015	07/08/2015: cert dated prior to note date along with internet printout for third party verification of self employment. 6/26/15 third party verification
07/08/2015: Audit review of the processor's certification verifying CPA is within 10 days prior to the Note date. Condition cleared.
 6/26/15 The lender provided an Internet printout to verify where the borrower is employed. The printout is not dated. Please provide a dated verification of the borrowers self-employment. Condition not cleared.

 DTI is lower than guideline maximum Maximum DTI permitted 43%, borrowers have 34.15% DTI; FICO is higher than guideline minimum minimum fico required 720, borrower has a 753; No Mortgage Lates current mortgage reviewed for 99 months with no lates reported

300008757	efaa8acf-8a14-e511-8daf-d8d385e1d166	06/16/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final HUD I not provided in the loan file. Unable to complete compliance review. Additional conditions may apply. (note to audit: audit to verify $15K gift on HUD I)	06/19/2015	06/19/2015: HUD	06/19/2015: Audit review of certified final HUD-1 documentation submitted is deemed acceptable. Gift verified and Compliance testing passed. Condition cleared.
 DTI is lower than guideline maximum Maximum DTI permitted 43%, borrowers have 34.15% DTI; FICO is higher than guideline minimum minimum fico required 720, borrower has a 753; No Mortgage Lates current mortgage reviewed for 99 months with no lates reported

300008757	99d4e024-8c14-e511-8daf-d8d385e1d166	06/16/2015	Credit	Missing LOE	1693	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Letter of explanation from borrower not provided explaining decrease in income from 2014 to 2015 year to date P&L.	06/26/2015	6/26/15 loe	6/26/15 Audit has reviewed the borrowers LOE and deemed it acceptable. Condition cleared.
 DTI is lower than guideline maximum Maximum DTI permitted 43%, borrowers have 34.15% DTI; FICO is higher than guideline minimum minimum fico required 720, borrower has a 753; No Mortgage Lates current mortgage reviewed for 99 months with no lates reported

300011682	fa4ca7d6-2ff0-e411-8daf-d8d385e1d166	05/01/2015	Compliance	Missing evidence the List of Service Providers (Sch. A to GFE) was provided to borrower	2026	1	Cleared	A	A	RA	A	A	RESPA	List of Service Providers not provided in file.	05/05/2015	05/05/2015: disclosure checklist to show list of service providers included in upfronts to borrower.	05/05/2015: Audit review of disclosure checklist which includes provider relationship companies that was submitted is deemed acceptable. Condition cleared.
300011682	fa6a8af4-bde0-4de9-9d58-3124c308afbc	05/01/2015	Compliance	TIL Interest Rate and Payment Summary is inaccurate	2923	1	Cleared	A	A	RA	A	A	TILA	TIL Interest rate and payment summary is inaccurate due to variance in escrow payment.	05/05/2015	05/05/2015: hi, final til matches the final hud. can you review again? we just double checked both documents	05/05/2015: Audit concurs with the lender rebuttal, TIL and HUD escrows match. Condition cleared.
300011682	accc68f2-2ff0-e411-8daf-d8d385e1d166	05/01/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	05/06/2015	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $1,060,000 which is a 0% variance was provided. Condition Cleared.
300024004	d6af60a1-0119-e511-8daf-d8d385e1d166	06/22/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	06/22/2015		06/23/2015: CDA provided reflecting a value of $1,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 26.55% DTI; FICO is higher than guideline minimum 802 FICO; Reserves are higher than guideline minimum $118,042 excess verified reserves
300024004	3d45379f-0219-e511-8daf-d8d385e1d166	06/22/2015	Credit	Missing Purchase contract addendum	2664	1	Cleared	A	A	CA	A	A	Legal Documents	Missing contract addendum to extend the closing date.	06/29/2015	6/29/15 we do not always receive an addendum to extend a purchase contract. I do have the escrow instructions noting estimated close date. I have attached those here. thank you.	6/29/15 The lender sent in an executed copy of the escrow instruction in lieu of a contract extension which is acceptable. Condition cleared.			DTI is lower than guideline maximum 26.55% DTI; FICO is higher than guideline minimum 802 FICO; Reserves are higher than guideline minimum $118,042 excess verified reserves
300024004	c6dc4c7c-0219-e511-8daf-d8d385e1d166	06/22/2015	Credit	Missing Tax Transcripts	2792	1	Cleared	B	B	CB	B	B	Income/Employment	The Lender's guidelines require 2 years IRS tax transcripts. Missing 2013,2014 IRS transcripts.	06/29/2015	6/29/15 transcripts	6/29/15 The lender provided a copy of the transcripts that were requested after closing. The transcripts were not obtained during the loan origination. Loan will be graded a B.			DTI is lower than guideline maximum 26.55% DTI; FICO is higher than guideline minimum 802 FICO; Reserves are higher than guideline minimum $118,042 excess verified reserves
300024004	393afbb3-45b2-4411-86f3-75a5a362d215	06/22/2015	Compliance	TIL Interest Rate and Payment Summary is inaccurate	2923	1	Cleared	A	A	RA	A	A	TILA	Interest Rate and Payment Summary section of Final TIL reflects incorrect escrows of $1462.49 vs actual escrows of $1448.12	06/25/2015	06/25/2015: loe	06/25/2015: Audit reviewed the Lender LOE and has determined that the lender did their due diligence in disclosing the escrows, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 26.55% DTI; FICO is higher than guideline minimum 802 FICO; Reserves are higher than guideline minimum $118,042 excess verified reserves
300024004	6b94dfdd-0119-e511-8daf-d8d385e1d166	06/22/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	The Lender's guidelines require pay stubs for the most recent 30 days. Missing pay stubs for Borrower.	06/25/2015	06/25/2015: pay stubs for borrower are not expired. please see attached. thank you.	06/25/2015: Audit review of paystubs submitted are deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 26.55% DTI; FICO is higher than guideline minimum 802 FICO; Reserves are higher than guideline minimum $118,042 excess verified reserves
300026519	c8a5f1ad-5b1f-e511-8daf-d8d385e1d166	06/30/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	07/01/2015		07/01/15: CDA provided reflecting a value of $995,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Current Mortgage Payment is lower than previous payment current mortgage payment lower than previous payment; Years in Field 31 years in field; Years in Primary Residence 7 years in primary residence
300026519	72fbc8ba-5b1f-e511-8daf-d8d385e1d166	06/30/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording
															07/01/2015	7/1/15 Closing instructions	7/1/15 The lender provided a copy of the closing instructions that specify the title company must record subject lien in 1st position. Condition cleared.			Current Mortgage Payment is lower than previous payment current mortgage payment lower than previous payment; Years in Field 31 years in field; Years in Primary Residence 7 years in primary residence
300026519	7ba096ea-5b1f-e511-8daf-d8d385e1d166	06/30/2015	Credit	Failure to obtain Documentation	741	1	Cleared	A	A	CA	A	A	Legal Documents
The credit report shows a car loan that was not included in the ratios.  The estimated HUD-1 shows a car loan being paid off. However, the creditor name on the credit report and HUD-1 do not match.  Provide evidence the car loan on the credit report was paid off.  Additional conditions may apply.
															07/09/2015
07/09/2015: please see hud as well as documentation from car loan noting payoff amount and account number which matches the credit report showing car loan. thank you
 7/1/15  Pay off on credit refresh is the same as payoff amount on hud.

07/09/2015: Audit review of car payoff statement reflects same account number as credit report, documentation submitted is deemed acceptable. Condition cleared.
 7/1/15 The lender stated that the company listed on the credit report owns the company paid off on the HUD-1. Provide a copy of the payoff or borrowers statement to verify the account on the credit and the account paid off on the HUD are one and the same. Condition not cleared.
																				Current Mortgage Payment is lower than previous payment current mortgage payment lower than previous payment; Years in Field 31 years in field; Years in Primary Residence 7 years in primary residence
300026519	54b7824b-5b1f-e511-8daf-d8d385e1d166	06/30/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	07/01/2015	7/1/15 final hud-1	7/1/15 The lender provided a copy of the Final HUD-1. Condition cleared.			Current Mortgage Payment is lower than previous payment current mortgage payment lower than previous payment; Years in Field 31 years in field; Years in Primary Residence 7 years in primary residence
300035944	02cc9382-1f2f-e511-8daf-d8d385e1d166	07/20/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	07/21/2015		07/21/2015: A CDA report reflecting a value of $1,180,000 which is a 0% variance was provided. Condition Cleared.
300035944	23370786-a02f-e511-8daf-d8d385e1d166	07/21/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing CPA letter for use of additional funds of $33,245.54 from business account for closing. CPA letter in file says ok to use $45,000 that was transferred into personal account. Borrower will be short liquid assets to close if additional business funds are not used. Alternatively, provided proof of liquidation of IRA in amount of $33,245.54 for additional funds to close.
															07/23/2015	07/22/2015: Loe from borrower along with sourcing. will source large deposit within other cond. no addtl funds were needed. thank you,
07/23/2015: Audit review of CD documentation reflects liquidation on xx/xx/xxxx for $xxx,xxx.xx, $xx,xxx.xx and $xx,xxx.xx which totals $xxx,xxx.xx. Evidence of the large deposit has been sourced with appropriate evidence. The need for proof of liquidation of IRA in amount of $33,245.54 for additional funds to close is not required. Condition cleared.
 07/22/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that the $45,000 was addressed. However, missing CPA letter for use of additional funds of $33,245.54 from business account for closing. Provided proof of liquidation of IRA in amount of $33,245.54 for additional funds to close. Condition remains until the source of $xxx,xxx.xx deposit into personal checking account on xx/xx/xxxx has been resolved.

300035944	e9c8324c-9c2f-e511-8daf-d8d385e1d166	07/21/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Source of $xxx,xxx.xx deposit into personal checking account on xx/xx/xxxx not provided.	07/23/2015	07/23/2015: liquidation of cds. which is the source of dep $xxx,xxx.xx.
07/23/2015: Audit review of CD documentation reflects liquidation on xx/xx/xxxx for $xxx,xxx.xx, $xx,xxx.xx and $xx,xxx.xx which totals $xxx,xxx.xx. Evidence of the deposit has been sourced with appropriate evidence. Documentation submitted is deemed acceptable. Condition cleared.

300045253	bfe9aa52-2b6d-e511-af87-d8d385e1d166	10/07/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	10/07/2015		10/07/2015: CDA provided reflecting a value of $1,840,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	8d0a6371-2c6d-e511-af87-d8d385e1d166	10/07/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															10/09/2015	10/09/2015: recorded deed of trust which has been accepted on all other loans due to final title policy's do not get shipped until weeks post close. thank you
10/09/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage after closing, documentation provided reflects True Certified copy of Mortgage by Settlement Agent to be recorded. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	59ae119c-2c6d-e511-af87-d8d385e1d166	10/07/2015	Credit	Missing Third Party Fraud Tool Supporting Documentation	1703	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence that the Lender addressed the alerts on the third party fraud report was not provided in the file. Additional conditions may apply.	10/09/2015	10/09/2015: can you please be more specific in regards to the alerts on fraud report? I am not seeing anything. thank you	10/09/2015: Audit has re-analyzed the Fraud Report and has determined that all alerts have been cleared through appropriate closing documentation, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	80b225c3-396d-e511-af87-d8d385e1d166	10/07/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	2014 corporate tax returns (1120) not provided in file. Ratios to be recalculated, additional conditions may apply.	10/09/2015	10/09/2015: 2014 1120. this is the same that was attached to another cond asking for the same thing.	10/09/2015: Audit has re-analyzed the Tax documentation, the 2014 executed 1120 was provided for Self Employment entity. 2014 Corporate Tax Transcripts were also provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	9fd9b586-2b6d-e511-af87-d8d385e1d166	10/07/2015	Credit	Missing Income Tax Schedules	2795	1	Cleared	A	A	CA	A	A	Income/Employment
Per Appendix Q, Self employed consumers must provide the following information: Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  2014 corporate tax return (1120) not provided in file
															10/09/2015	10/09/2015: 2014 1120'S.	10/09/2015: Audit has re-analyzed the Tax documentation, the 2014 executed 1120 was provided for Self Employment entity. 2014 Corporate Tax Transcripts were also provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	1488a38c-2c6d-e511-af87-d8d385e1d166	10/07/2015	Credit	Missing rate lock verification	1697	1	Cleared	A	A	CA	A	A	Legal Documents	The file did not contain a document reflecting when the rate was locked. Additional conditions may apply.	10/09/2015	10/09/2015: lock	10/09/2015: Audit review of Rate Lock reflects a lock date of 08/06/2015, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300045253	003141ae-2a6d-e511-af87-d8d385e1d166	10/07/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	10/13/2015	10/13/2015: final hud-1 10/09/2015: final hud-1
10/13/2015: Audit review of True and Certified by Settlement Agent Final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 10/09/2015: Audit review of HUD-1 documentation submitted is deemed unacceptable. HUD-1 provided cannot be marked Estimate.  Provide a final HUD-1 signed/initialed and true certified by settlement agent -OR- executed by borrower. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 67.39% ; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 99 months payment history with no late payments reported; Years Self Employed Borrower has 40 years Self Employed

300112071	c527aa78-bce4-e511-99e0-d8d385e0a8b2	03/07/2016	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA
File is missing the signed Final HUD-1. Unable to complete compliance review. Additional conditions may apply.  Audit to also verify the Hazard Insurance is paid in full - still owed $1407.56 per policy in file.
															03/13/2016	03/13/2016: please see final hud-1 attached here. thank you.
03/13/2016: Audit review of true certified copy of the final HUD-1 documentation submitted is deemed acceptable. Hazard Insurance in the amount of $1407.56 was reflected as paid on the HUD. Compliance Testing passed. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	c05356ea-2de9-e511-99e0-d8d385e0a8b2	03/13/2016	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
Audit review of HUD-1 documentation reflects a RESPA cure in the amount of $195.74. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B' due to the "10%” tolerance cured on page 1 of the HUD line 203.
															03/13/2016
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	0631d0b3-b7e4-e511-99e0-d8d385e0a8b2	03/07/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	03/07/2016		03/7/16: CDA reflecting a value of $1,125,000.00 on 02/11/16 which is a -4.3% variance. Within tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	f9914862-93e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Incomplete 1003	2648	1	Cleared	A	A	CA	A	A	Federal Consumer Protection	The final 1003 does not list the borrower and co borrower's employers or all REO's. Additional conditions may apply.	03/15/2016	03/15/2016: hi, please see attached final 1003. income is listed under "other income" pg.2. reos are also all shown. thank you	03/15/2016: Audit review of executed final 1003 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	fbf2d483-93e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title	The preliminary title report in the file does not show the amount of coverage for the subject property.	03/15/2016	03/15/2016: hi, please see attached final title policy. thank you	03/15/2016: Audit review of Final Title Policy reflects recorded mortgage information and correct Note terms, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	9cd9f9b9-93e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing current year balance sheet for the co-borrower's Schedule C business and the borrower's partnership shown on statement 12 number 1 which is only through 10/05/15. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															03/31/2016
03/15/2016: For the Schedule C for the co-borrower – The 2 years tax returns show a small amount of positive income and the income is not being used to qualify. Since it is both positive and not being used, a P&L and balance sheet is not required.For the “partnership shown on statement 12, number 1”: referring Stmt 12 line 1 Partnership. The borrower only has xx.xx% ownership in this company. Since they have less than 25% ownership, the borrower is not considered self-employed and a P&L and balance sheet is not required. thank you

03/31/2016: Audit reviewed Balance Sheet, dated prior to Note, for co-borrowers Schedule C business, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 03/15/2016: Audit reviewed lender rebuttal, the borrower only has xx.xxxx% ownership of the partnership shown on statement 12 number 1, therefore no balance sheet or P&L are required.  However, a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2015 P&L and Balance Sheet for the co-borrower's entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	b9dcd2cc-93e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing YTD Profit and Loss for co-borrower's Schedule C business and the borrower's partnership shown on statement 12 number 1 which is only through 10/05/15.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															03/31/2016
03/15/2016: For the Schedule C for the co-borrower – The 2 years tax returns show a small amount of positive income and the income is not being used to qualify. Since it is both positive and not being used, a P&L and balance sheet is not required.For the “partnership shown on statement 12, number 1”: referring Stmt 12 line 1 Partnership. The borrower only has xx.xx% ownership in this company. Since they have less than 25% ownership, the borrower is not considered self-employed and a P&L and balance sheet is not required. thank you

03/31/2016: Audit reviewed Profit and Loss, dated prior to Note, for co-borrowers Schedule C business, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 03/15/2016: Audit reviewed lender rebuttal, the borrower only has xx.xxxx% ownership of the partnership shown on statement 12 number 1, therefore no balance sheet or P&L are required.  However, a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2015 P&L and Balance Sheet for the co-borrower's entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300112071	7993fe98-ace4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing Lease agreement	2639	1	Cleared	A	A	CA	A	A	Legal Documents
Missing current lease/rental agreement for rental properties shown on the borrower's final 1003. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  The following leases are expired:  3 properties listed on Schedule E of the 2013 & 2014 personal 1040's listed under "various" which includes 4 properties per the CPA letter.
															03/31/2016
03/31/2016: please see documents that support the same borrowers are in the properties and still on a month to month lease and amounts match the leases in file. thank you
03/21/2016: hi, please see evidence of rents received for January on all three properties listed in condition. thank you.
 03/15/2016: For the 3 leases requested. The following comment is reflected on the income workbook. “Some of the leases provided are expired. All leases are either current, or we have verification of receipt of recent rent payment to verify month to month terms are still in effect.” For the 3 properties in question, recent receipt of rent payments is uploaded under property profile – other property on 1/29 (62 page attachment – pages 2, 61 and 62). thank you

03/31/2016: Audit reviewed all REO evidence of lease documentation by a third party management company, and has determined that sufficient evidence of verification (for rent and tenant) has been provided. Condition cleared.
03/21/2016: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that evidence was not provided that rents were from the same tenant month over month for the most recent filed return, if showing on schedule E, up to 120 days from Note date OR most recent 24 month history for EACH REO property. Condition remains.
 03/15/2016: Audit reviewed the lender rebuttal, and has determine that Real Estate Leases are required to be verified as current for all properties where rental income is used, in order to be classified as a Qualified Mortgage. If leases are expired or month to month then a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month through Note Date reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.32%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 727.; Years in Primary Residence Borrower has resided in subject for 11 years

300090433	238dfd26-4ab5-e511-99e0-d8d385e0a8b2	01/07/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	01/07/2016		01/07/2016: CDA provided reflecting a value of $670,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300090433	0adee148-65f3-4f84-9110-f89bfa89ea14	01/07/2016	Compliance	Missing Initial Escrow Account Disclosure	1672	1	Cleared	A	A	RA	A	A	General Compliance	The initial escrow account disclosure is not dated. Unable to determine time line compliance.	01/11/2016	01/11/2016: please see attachment. the disclosure itself is not a dated disclosure.
01/11/2016: Audit review of Initial Escrow Account Disclosure, as well as the letter provided, documentation submitted matches the CD. Cover letter was dated within 45 day of closing which verifies the RESPA 45 day requirement. Condition cleared.

300090433	990e84a3-271f-495c-8991-2f76129c4f63	01/07/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Under Section B the credit report fee was underdisclosed. LE credit report $39.00, CD credit report $47.70 The Lender was requited to provide cure in the amount of $8.70.	01/14/2016		1/14/2016: Evidence of cure, notice sent to the borrower, updated CD and evidence of shipping label provided. Condition cleared.
300104482	5fd02547-5642-4254-98be-7be48f939332	02/26/2016	Compliance	Debt to Income Ratio utilizing QM methodology exceeds 43%	2857	1	Cleared	A	A	RA	A	A	QM/ATR
Audit DTI 45.27% > 43% maximum permitted per guidelines.  Installment loans less than 10 payments still need to be accounted for in the DTI per QM guidelines.  (Per QM: Debts lasing less than 10 months must be included if the amount of the debt affects the consumer’s ability to pay the mortgage during the months immediately after loan closing).  Installment debt with a monthly payment of $247 was not counted in the DTI by the Lender. Also noted, per the updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 vs $135 that the Lender used to qualify.
															03/04/2016	03/01/2016: Lender response provided
03/04/2016: Audit re-analyzed credit report documentation, all debts were adjusted accordingly. DTI is 42.97% and meets guideline parameters.  Condition cleared.
03/03/2016: Audit re-analyzed credit report documentation, and has determined that per updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 (p53) vs $135 (final 1003 debt #8 on p12) and revolving account with new monthly payment due to 30 days late of $61 (p54) vs $28 (final 1003 debt #5 on p12) that the Lender used to qualify. Lender qualified debt of $1,031 vs $1,084 audit. The DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.
 03/01/2016: Received lender response.Escalated to compliance and compliance states we are ok not counting the debt with less than 10 payments in this case because borrower has sufficient assets after reserves to payoff debt. However even excluding that debt, the DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	d62fcc2a-0491-4833-b340-1eb774d88087	02/15/2016	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA
Closing Disclosure indicates a tolerance cure in the amount of $36.40 paid to the Borrower at close for a credit report charge cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
															02/15/2016		Closing Disclosure indicates a tolerance cure in the amount of $36.40. Loan will be graded an A for all agencies except for Fitch with a grade of B
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	5c69fb2b-c19e-44dd-a945-7a0b1f754856	02/15/2016	Compliance	Funding occurred before RTC Expiration Date	3278	1	Cleared	A	A	RA	A	A	TILA	Funding occurred before RTC expiration date.	02/26/2016
02/26/2016: we sent the post cd regular mail therefore there is nothing to provide. we only send via certified mail when there is a refund do to the borrower. this has been cleared on all other files. please escalate if needed. thank you :)
02/25/2016: proof of disbursement
 02/19/2016:  hi, please see post consummation cd along with letter to borrower. thank you

02/26/216: Audit reviewed lender response and agree air bill not required. This was a post close CD issued shortly after closing, not a corrective CD. Condition cleared.
02/25/2016: Audit review of lender print screen reflects the wire release date. Sufficient evidence was provided for disbursement, however evidence that the revised post close CD was delivered to the borrower (ie.. copy of email, copy of eDoc history, copy of airbill) was not provided. Condition remains.
 2/23/2016:  Received post close CD correcting the clerical error and copy of the LOE that was provided to borrower, however please provide evidence that indeed the disbursement date was xx/xx/xxxx (ie copy of internal screen printout clearly showing what the disbursement date was).  Also need evidence that the revised post close CD was delivered to the borrower (ie.. copy of email, copy of eDoc history, copy of airbill)

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	a7a949c7-1ed4-e511-99e0-d8d385e0a8b2	02/15/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	02/17/2016		02/17/2016: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	060dd308-b6dc-e511-99e0-d8d385e0a8b2	02/26/2016	Credit	Excessive DTI	1607	1	Cleared	A	A	CA	A	A	DTI
Audit DTI 45.27% > 43% maximum permitted per guidelines.  Installment loans less than 10 payments still need to be accounted for in the DTI per QM guidelines.  (Per QM: Debts lasing less than 10 months must be included if the amount of the debt affects the consumer’s ability to pay the mortgage during the months immediately after loan closing).  Installment debt with a monthly payment of $247 was not counted in the DTI by the Lender. Also noted, per the updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 vs $135 that the Lender used to qualify.
															03/04/2016	03/04/2016: hi, question...if you are adjusting the accounts that increased on the credit refresh are you also adjusting the accounts that have gone down? 03/01/2016: Lender response provided.
03/04/2016: Audit re-analyzed credit report documentation, all debts were adjusted accordingly. DTI is 42.97% and meets guideline parameters.  Condition cleared.
03/03/2016: Audit re-analyzed credit report documentation, and has determined that per updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 (p53) vs $135 (final 1003 debt #8 on p12) and revolving account with new monthly payment due to 30 days late of $61 (p54) vs $28 (final 1003 debt #5 on p12) that the Lender used to qualify. Lender qualified debt of $1,031 vs $1,084 audit. The DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.
 03/01/2016: Received lender response.Escalated to compliance and compliance states we are ok not counting the debt with less than 10 payments in this case because borrower has sufficient assets after reserves to payoff debt. However, even excluding that debt, the DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	e9a5cc1a-1bd4-e511-99e0-d8d385e0a8b2	02/15/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Per guidelines please provide evidence that the revolving accounts shown on the Closing Statement have been closed and cancelled. Additional conditions may apply.	03/08/2016
3/7/2016:  hi, please see attached credit sup reflecting all accounts listed on closing statement as paid and closed. thank you  03/01/2016:apologize, the comments that were added were not in reference to this file. We are working on this condition. Thank you.
  02/26/2016:  I have provided a comment on this a couple of times now. its completely disappeared from the conditions. we send post consummation cds that do not have a refund due to the borrower via regular mail. we have nothing to provide as proof sent. we have had this cleared on all other files. can this please be escalated? thank you.

3/8/2016:  Credit supplement provided verifying all the accounts shown on Closing Statement are paid in full and closed, condition cleared.   3/01/2016: condition remains
 02/26/2016:  Client requires evidence of closure.  Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	e21c911e-b8dc-e511-99e0-d8d385e0a8b2	02/26/2016	Credit	Missing LOE	1693	1	Cleared	A	A	CA	A	A	Terms/Guidelines	A letter of explanation not provided from the borrowers as to why there are 2 accounts reporting that they are being managed by a Debt Counseling Program.	03/01/2016	03/01/2016: Letter from Borrower	03/01/2016: Reviewed lender response. Letter from borrower explaining Debt Counseling Program provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	fdcc3a2b-b7dc-e511-99e0-d8d385e0a8b2	02/26/2016	Credit	Missing credit report	912	1	Cleared	A	A	CA	A	A	Terms/Guidelines	There is a past due account reporting on the credit report dated 1/27/2016, p 51. No evidence that the past due amount of $61 was brought current nor a letter of explanation was provided.	03/08/2016	3/7/2016: hi, please see attached credit sup to show as paid and closed. thank you. 03/04/2016: hi, this letter was addressing two conditions. I have attached here again. thank you,
3/8/2016:  Credit supplement provided verifying the past due account is now current, condition cleared.  03/04/2016: Audit review of borrower LOX with regards to past due account is sufficient, documentation submitted is deemed acceptable. However, missing evidence account was brought current. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	ff0ed977-b7dc-e511-99e0-d8d385e0a8b2	02/26/2016	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines
The prelim title commitment shows the borrowers are delinquent for their 2014-2015 property taxes.  Per page 254, the borrowers have made arrangements for a pay plan.  Please provide terms of the payment plan.  Additional conditions may apply.
															03/01/2016	03/01/2016: Proof taxes paid.	03/01/2016: Lender provided documentation showing taxes paid in full. 1st half paid prior to loan and 2nd half due 4/2016 paid at closing and listed on CD. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300104482	b0110ef1-df29-424c-9cd5-1537b4ea59af	02/26/2016	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	2873	1	Cleared	A	A	RA	A	A	QM/ATR
Audit DTI 45.27% > 43% maximum permitted per guidelines.  Installment loans less than 10 payments still need to be accounted for in the DTI per QM guidelines.  (Per QM: Debts lasting less than 10 months must be included if the amount of the debt affects the consumer’s ability to pay the mortgage during the months immediately after loan closing).  Installment debt with a monthly payment of $247 was not counted in the DTI by the Lender. Also noted, per the updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 vs $135 that the Lender used to qualify.
															03/04/2016
03/04/2016: hi, question...if you are adjusting the accounts that increased on the credit refresh are you also adjusting the accounts that have gone down?
03/03/2016: we are not coming up with the same dti, it is possible to request you provide your breakdown of all debt?
 03/01/2016: Lender response provided.

03/04/2016: Audit re-analyzed credit report documentation, all debts were adjusted accordingly. DTI is 42.97% and meets guideline parameters. Condition cleared.
03/03/2016: Audit re-analyzed credit report documentation, and has determined that per updated credit report dated 1/27/2016, pg 51, there is a revolving account with a new monthly payment of $155 (p53) vs $135 (final 1003 debt #8 on p12) and revolving account with new monthly payment due to 30 days late of $61 (p54) vs $28 (final 1003 debt #5 on p12) that the Lender used to qualify. Lender qualified debt of $1,031 vs $1,084 audit. The DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.
 03/01/2016: Received lender response.Escalated to compliance and compliance states we are ok not counting the debt with less than 10 payments in this case because borrower has sufficient assets after reserves to payoff debt. However even excluding that debt, the DTI is 43.26% which is over 43% max allowed to be classified as a Qualified Mortgage. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 68.42%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 689.; Years in Primary Residence Borrower has resided in subject for 34 years

300089261	15a62a22-284a-4f67-8142-596644cc0a60	02/01/2016	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	1698	1	Cleared	A	A	RA	A	A	RESPA	The affiliated business disclosure in the file was signed on 12/11/15 and the application date is 12/06/15.	02/04/2016
02/04/2016: the affiliated business disclosure one, 12/6 app date, 12/9 disclosure date, 12/11 borrower signed them. We are compliant because we disclosed them in the accurate timeframe and that is when the borrower chose to sign and return them.
																	02/04/2016: Audit re-analyzed the Affiliated Business Disclosure, and has determined that the disclosure date is 12/09/2015. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	4e1f6b45-cff7-47c6-8523-084a389ea8bf	02/01/2016	Compliance	Special Information Booklet not provided within 3 business days of application date.	1749	1	Cleared	A	A	RA	A	A	RESPA	The home loan toolkit in the file is not dated.	02/04/2016	02/04/2016: The Home Loan Toolkit is not a dated document, but it is listed on our Checklist which certifies that all items were disclosed and given to the borrower on 12/9.	02/04/2016: Audit review of Disclosure Checklist reflects The Home Loan Toolkit was provided on 12/09/2015. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	530ad829-fe11-48b3-9b26-3bfd1379b6c0	02/01/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C. Lender tolerance cure of $197.70 on CD is sufficient.	02/01/2016
02/01/2016: Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C. Lender tolerance cure of $197.70 on CD is sufficient. Loan will be graded a B for Fitch and A for others.

 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	d04865d2-32a9-46b6-a92f-222085be913d	02/01/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	A	A	RA	A	A	TRID	Settlement agent's email address was not included in the contact information section of the final CD.	02/05/2016
02/05/2016: We do not utilize tracking for clerical corrections since no refund was issued and do not see any regulatory requirement for that. Thank you.
 02/04/2016: please see attached post cd and letter to borrower. thank you

02/05/2016: Audit reviewed lender rebuttal, and has determined that the lender states documents were sent postal so no tracking available. Condition cleared.
02/04/2016: Audit review of corrected CD due to a clerical error and Notification of the error (i.e., the letter to borrower) were submitted, however missing evidence of shipment for evidentiary purposes within 60 days from Note date. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	fe940b55-acc6-e511-99e0-d8d385e0a8b2	01/29/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	01/29/2016		01/27/16: CDA reflecting a value of $3,500,000 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	29ef25fd-abc6-e511-99e0-d8d385e0a8b2	01/29/2016	Credit	Missing Third Party Fraud Tool Supporting Documentation	1703	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Fraud report in the file indicates high risk due to probability of loss due to fraudulent misrepresentation. File does not contain documentation showing that this was addressed.	02/04/2016
02/04/2016: The reason there is a high risk finding is that the fraud report had messages regarding occupancy which were not valid. The borrowers had already sold their current residence and the subject property is new and valued much higher than any properties the borrowers own.
																	02/04/2016: Audit re-analyzed the fraud report, and has determined that evidence was provided within the loan file, via HUD-1, of the prior residence sale. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	cf453a02-c7c6-e511-99e0-d8d385e0a8b2	01/29/2016	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing 2 months bank statements for account number 4 shown on the final 1003. Additional conditions may apply.	02/04/2016	02/04/2016: 2 months bank stmts	02/04/2016: Audit review of 2 months Bank Statements were provided, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300089261	c8da7f2e-cfc6-e511-99e0-d8d385e0a8b2	01/29/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Subject property is located on a community-owned or privately owned and maintained road, there must be a legally enforceable agreement or covenant that will provide for adequate maintenance of the road. The agreement or covenant should include the following and be recorded in the land records of the appropriate jurisdiction:   Responsibility for payment of repairs, including each party's representative share .  Default remedies in the event a party to the agreement or covenant fails to comply with their obligations. The effective term of the agreement or covenant, which in most cases should be perpetual and binding on any future owners .
															02/05/2016	02/05/2016: hi, California does not require road maintenance agreements.	02/05/2016: Audit re-analyzed the title commitment, Schedule B-Exceptions #7 addresses the Road Maintenance Agreement which was filed in the Official Records. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 22.54%, loan qualified with DTI of 43.00%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770.; Years in Field Borrowers have 20 years in the field.

300095496	d7dee476-80c6-427e-8088-4e1c4bcacd88	02/03/2016	Compliance	Funding occurred before RTC Expiration Date	3278	1	Cleared	A	A	RA	A	A	TILA	Funding occurred before RTC Expiration Date. 3 day rescission period not provided: The CD reflects that loan disbursed on last day of rescission period.	02/19/2016	02/19/2016: CD and letter to borrower	02/19/2016: Audit reviewed revised CD with corrected disbursement date and Notification of error, no tracking available for postal. Documentation submitted is deemed acceptable. Condition cleared.
300095496	b04ac2ce-a4ca-e511-99e0-d8d385e0a8b2	02/03/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file.	02/03/2016		02/03/2016: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300095496	ef25ed1d-a6ca-e511-99e0-d8d385e0a8b2	02/03/2016	Credit	Incomplete 1003	2648	1	Cleared	B	B	CB	B	B	Federal Consumer Protection	Lender's closing instructions require the loan officer to sign the final application. Final application provided is not signed by the loan officer.	02/15/2016	02/15/2016: final 1003 signed by loan agent. thank you	02/15/2016: Audit acknowledges no final 1003 was signed by loan officer, only the initial 1003 was signed. Loan will be graded a B.
300095496	8b3288e5-a5ca-e511-99e0-d8d385e0a8b2	02/03/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Lender's closing instructions require a copy of all demand statements. Payoff not provided in file.	02/15/2016	02/15/2016: pay off demand	02/15/2016: Audit review of Payoff Statement documentation submitted is deemed acceptable. Condition cleared.
300095496	eb89363d-3204-4512-a9f0-1806257c13da	02/04/2016	Compliance	Incorrect rescission model – New creditor refinance requires form H-8	1570	1	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model-New creditor refinance requires for H-8. Lender used form H-9.	02/19/2016	02/19/2016: ROR	02/19/2016: Audit review of the correct executed Right to Cancel form documentation submitted is deemed acceptable. Condition cleared.
300095496	caf39e45-a6ca-e511-99e0-d8d385e0a8b2	02/03/2016	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA cure provided on CD: The final CD reflects a tolerance cure of $14.00. Loan will be graded an A for all agencies except for Fitch with a grade of B.	02/03/2016		02/03/2016: The final CD reflects a tolerance cure of $14.00. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300168910	92e7908a-5527-e611-86f5-d8d385e0a8b2	05/31/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/31/2016		06/01/2016: A CDA report reflecting a value $925,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.8 months reserves

300168910	828793fa-a627-e611-86f5-d8d385e0a8b2	05/31/2016	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
Missing copy of the title commitment for the loan amount. Preliminary in file does not reflect the amount of the insurance. Lender requires a commitment of title with insured amount at least equal to the loan amount.
															06/02/2016	06/02/2016: final title policy is attached here. thank you,	06/02/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.8 months reserves

300168910	de8adff0-1906-4ef3-ac32-bec8b26dda95	06/01/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
Classification of Section A fees using terminology of "Lender Fee": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fee” does not provide the borrower with that information
															06/06/2016	06/06/2016: Hi, please see attached cd and loe to borrower. loe to borr is sent regular mail unless a refund is due to the borrower. thank you	06/06/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.8 months reserves

300168910	ed0a0c2f-22f1-4487-a0c6-425b95c647b0	05/31/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Settlement Agent and Settlement Agent Contact NMLS Number and/or State ID number are missing and the Settlement Agent Contact email address is missing.
															06/02/2016	06/02/2016: hi, settlement agents are not licensed through NMLS in the state of California. thank you,	06/02/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.25%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 788; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.8 months reserves

300184242	833cf65f-485e-e611-b595-d8d385e0a8b2	08/09/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
															08/16/2016	08/16/2016: hi, please see attached cd and loe to borrower. loe was sent regular mail due to there was no refund due to the borrower. thank you,
08/16/2016: Audit reviewed revised CD correcting "Lender Fee", Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal, therefore no tracking available. Loan will be rated a 'B'. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300184242	7e5202f8-1314-43e1-8fa2-8615fb65d4e0	08/08/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure dated Contact Information section is incomplete. The Contact NMLS ID and or Contact License ID of the Settlement Agent is missing.	08/11/2016	08/11/2016: Settlement agents in subject properties state are not licensed. Please waive. thank you
08/11/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300184242	b605a140-825d-e611-b595-d8d385e0a8b2	08/08/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	08/08/2016		08/08/2016: A CDA report reflecting a value $1,300,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300184242	53884eb2-485e-e611-b595-d8d385e0a8b2	08/09/2016	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
Missing copy of the prelim title. Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															08/17/2016	08/17/2016: hi, please see final title policy. thank you	08/17/2016: Audit review of Final Title Policy reflects recorded mortgage information, as well as the correct amount of insurance, documentation submitted is deemed acceptable, condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300184242	695ce1db-5b5e-e611-b595-d8d385e0a8b2	08/09/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Missing the evidence the HELOC was closed. Please provide a letter of intent for the HELOC to be closed by the borrower. Additional conditions may apply.	08/11/2016	08/11/2016: please see attached letter on intent	08/11/2016: Audit reviewed executed authorization to close HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300184242	be12d351-8ec3-4fb4-b651-e74813096bc7	08/09/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
															08/16/2016	08/16/2016: Hi, please see attached cd and loe to borrower. loe was sent regular mail due to there was no refund due to the borrower. thank you,
08/16/2016: Audit reviewed revised CD, Notification of the error (i.e., the letter to borrower) and lender stated documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 99 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require  months reserves, 9 loan qualified with  17.10 months reserves; Years in Field Borrower has 21 years in Field

300007021	b0fdcf85-b5c6-e411-8daf-d8d385e1d166	03/09/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	03/17/2015
03/17/15: CDA provided reflecting a value of $866,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 03/13/2015: Received CDA matching the borrower's last name and loan number; however, the subject address indicated is incorrect and does not reflect the Note address. Condition remains.
																				DTI is lower than guideline maximum 30.65 DTI; No Mortgage Lates No mortgage lates in past 48 months.; Years in Field Borrower has been self employed 29 years.
300007021	bc8027ed-bcc6-e411-8daf-d8d385e1d166	03/09/2015	Credit	Missing HUD-1 From Sale of Previous Property	1502	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Provide final HUD-1 from sale of prior property.	03/11/2015		03/11/2015: Received Final HUD-1 from sale showing interest accruing as of 02/25/15. Borrower has ample funds for closing and reserves. Condition cleared.			DTI is lower than guideline maximum 30.65 DTI; No Mortgage Lates No mortgage lates in past 48 months.; Years in Field Borrower has been self employed 29 years.
300007021	9d568a62-c6c6-e411-8daf-d8d385e1d166	03/09/2015	Credit	Insufficient Credit Score	5	1	Cleared	A	A	CA	A	A	Terms/Guidelines	711< 720 minimum FICO required. Borrowers score dropped when credit supplement was ordered.	03/13/2015
03/13/2015: Audit received a more detailed analysis of what transpired and why the credit scores were showing lower on the credit supplement.  Received credit report dated 11/30/14 obtained for pre-approval showing high credit scores and no derogs. Received credit report dated 1/30/15 showing a derog in Nov and Dec of 2014 and caused the credit scores to drop significantly. Lender provided a letter stating that the borrower was never delinquent and that they notified the rating agencies of such. Later, the credit report was re-pulled on 2/24/15 showing much higher scores and were the scores used to qualify.  The lender provided sufficient evidence to utilize the higher scores.  Condition cleared. 03/11/2015: Received deletion letter for degrog credit; however the installment line caused the drop in scores.
																				DTI is lower than guideline maximum 30.65 DTI; No Mortgage Lates No mortgage lates in past 48 months.; Years in Field Borrower has been self employed 29 years.
300007021	5a530b00-c5c6-e411-8daf-d8d385e1d166	03/09/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	03/11/2015		03/11/2015: Received Final HUD1. Compliance tests pass. Condition cleared.			DTI is lower than guideline maximum 30.65 DTI; No Mortgage Lates No mortgage lates in past 48 months.; Years in Field Borrower has been self employed 29 years.
300117795	c945072b-3529-4db2-afc6-7cb8473c231e	03/31/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower.
															04/05/2016	04/05/2016: Intent to Proceed includes evidence that the toolkit was provided	04/05/2016: Audit review of Special information booklet/Home loan Toolkit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	ebe8010d-2bec-45d9-b823-c73ae5a9c2b7	04/01/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for	04/01/2016		4/1/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	e31e879b-b3d1-4156-8c8a-f27b5f464b4c	03/31/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The Contact Information on the final Closing Disclosure (doc label 133) is missing the Lender's Contact Name and Email.	04/15/2016		04/15/2016: Audit review of missing LE/CD Contact Information, other than NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	aacea158-1bf8-e511-99e0-d8d385e0a8b2	04/01/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The lender contact info was not provided in the Additional Information About this Loan on the LE.	04/15/2016	04/15/2016: contact info included on CD	04/15/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	72a1511e-39cb-45f7-b88f-637fce775423	04/05/2016	Compliance	Flood Insurance required to be escrowed post 1/1/2016	3314	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Flood insurance is required to be escrowed post 01/01/2016. The CD in file does not show that flood insurance was escrowed. Please provide evidence that flood insurance was escrowed.	04/06/2016	04/06/2016: First Payment Letter to show escrows was included in payment	04/06/2016: Audit reviewed documentation submitted, and has determined that the 1st pay letter and CD reflects Flood Insurance Escrows. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	949fa093-42f7-e511-99e0-d8d385e0a8b2	03/31/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	04/05/2016		04/05/2016: CDA provided reflecting a value of $570,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	759e172b-46f7-e511-99e0-d8d385e0a8b2	03/31/2016	Credit	Missing 1008 or Underwriter Approval	1375	1	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval.	04/05/2016	04/05/2016: 1008	04/05/2016: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	744497aa-46f7-e511-99e0-d8d385e0a8b2	03/31/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
The remaining rate credit should not be disclosed in Section H.  A general credit would be listed in Section J of the C.D.; however, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A.  Proper disclosure of credits is referenced in 1026.38(h)(3).
															04/19/2016	04/19/2016: corrected CD
04/19/2016: Audit review of revised CD reflects remaining credit from Section H moved to Section G as lender credit paying initial escrow payments. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	34e3a224-44f7-e511-99e0-d8d385e0a8b2	03/31/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	Payee for section C fees was not disclosed.	04/19/2016	04/19/2016: corrected CD
04/19/2016: Audit review of revised CD includes payee to all fees in Sections C (payee's were not listed on WLSP) and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300117795	2abd15d7-5a93-420a-81b6-f990b043a092	03/31/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID
Total Interest Percentage (TIP) on CD is 82.62% vs. actual TIP of 82.406% as prepaid interest paid by the seller was included. Please provide updated CD and notice sent to borrower and evidence of shipping label.
															04/19/2016	04/19/2016: corrected CD
04/19/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.08%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 806; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 21.8 months reserves

300116832	06014b32-8777-4f64-aa7b-0b815defa734	02/29/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
CIC for increase in appraisal fee from $500 to $650 has no reason for increase and no corresponding LE; CIC for interest rate increase from 4.5% - 4.875% does not reflect a dollar amount and has no corresponding LE;  CIC shows lock in @ 4.5% with no dollar amount.
															03/18/2016
03/18/2016: Audit reviewed the loan file and determined that the change in origination fees were ultimately the cause of a change in pricing for a higher LTV after the appraisal came in. The change in LTV cause a huge increase in Origination Fee and the borrower decided to go with a higher rate to minimize the fees. Audit reviewed the pricing and has concurred that the lender had a valid change in circumstance. Condition cleared. 03/16/2016: Audit received appraisal cure for $150. Origination fee increase is under review by compliance.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	c268d804-0fdf-e511-99e0-d8d385e0a8b2	02/29/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	02/29/2016		02/29/2016: CDA provided reflecting a value of $700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	3e4c7bbf-84e1-e511-99e0-d8d385e0a8b2	03/03/2016	Compliance	General Compliance Exception	1	1	Cleared	B	B	RB	B	B	General Compliance	Closing Disclosure does not list who the section C fees were paid to.	03/07/2016	3/4/2016: please see attached post-consummate cd. once cleared by you, I will overnight to the borrowers
03/08/2016 Further review of submission indicates that the LOE and proof of delivery was attached. Condition cleared. 3/7/2016:  A re-disclosed CD with the updated naming convention in Section C provided, however please provide notification of the error (i.e., the letter to borrower) along with proof of delivery of the re-disclosed CD to the borrower.   This can be provided all at once when the tolerance violations have been cured.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	8e1a9769-9779-4cb5-9217-e8ac3b4113b2	02/29/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	Written List of Service Providers not found in file.	03/03/2016	03/03/2016: WLSP	03/03/2016: Received WLSP. Services provided were not itemized. Audit calculated section C fees and are within 10% tolerance for worse case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	f51b2e89-9beb-e511-99e0-d8d385e0a8b2	03/16/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	Audit reanalyzed re-disclosed CD and has determined that Section A fees must also show who they were paid to.	03/23/2016		03/23/2016: Audit received notification to borrower and corrected CD. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	9882105a-0fdf-e511-99e0-d8d385e0a8b2	02/29/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing current Balance Sheet for self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
															03/03/2016	03/03/2016: please see remedy for most conditions...if this way is unacceptable and you need to me upload separately in the future, let me know	03/03/2016: Audit reviewed the 2015 Balance Sheets submitted, documentation was dated before the Note date and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	d91e6376-0fdf-e511-99e0-d8d385e0a8b2	02/29/2016	Credit	Missing Income Tax Schedules	2795	1	Cleared	A	A	CA	A	A	Income/Employment	2013 tax returns are missing Schedule D and forms 8283,2441,and 6251.	03/07/2016	3/4/2016: please see attached	3/7/2016: Complete 2013 personal 1040 tax returns provided. Please note; per the IRS transcripts in file, there is no 8283 form, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	451a4d23-8b9b-4aba-8452-64f9e9256fd4	02/29/2016	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	3184	1	Cleared	A	B	RA	A	A	TRID
Final CD reflects a tolerance cure for $150.00 which is insufficient to cure.  Appraisal fee increased from $500.00 to $650.00 (change in circumstance is not valid) and a final inspection was added on the final CD which was not on the LE (non change in circumstance provided). A refund of $150.00 was provided.  The required refund was $300.00
															03/16/2016	3/4/2016: plz see attached c of c history showing that appraisal fee was disclosed. therefore the refund of $150 is correct as it covers the final inspection fee which was added
03/16/2016: Audit received evidence of cure refund check in the amount of $150 to the borrower along with evidence of shipping and notification to borrower. Loan will be rated a B. 3/7/2016:  Final CD reflects a tolerance cure for $150.00 which is insufficient to cure.  Appraisal fee increased from $500.00 to $650.00 (the change in circumstance is not valid, meaning the increase from $500 to $650 was not supporting by a VALID CHANGE ie...increase in appraisal fee was due to subject property was in a rural area, property was on 20 acres etc..) and a final inspection was added on the final CD which was not one the LE (non change in circumstance provided). A refund of $150.00 was provided.  The total required refund was $300.00.  1.) Notification of the error (i.e., the letter to borrower)  2.)  Copy of refund check to the borrower for $150.  3.)  Evidence of overnight delivery to the borrower.   4.) Copy of re-disclosed CD.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	585a550d-34df-e511-99e0-d8d385e0a8b2	02/29/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing current Balance Sheet for self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
															03/03/2016		03/03/2016: Audit reviewed the 2015 Balance Sheets submitted, documentation was dated before the Note date and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	0b247ce8-a698-4f9d-8afb-472227180f20	02/29/2016	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	3175	1	Cleared	A	A	RA	A	A	TRID	The LE reflects an origination fee of $122.00. The final CD reflects an origination fee of $2,133.60. Change in circumstance not provided in file. Refund not provided in file.	03/18/2016
3/4/2016: This is a lender paid broker compensation loan. The Origination Fee of $122 on the locked LE represents the difference between the broker compensation of $13,894.03 and the credit for the rate of $13,771.76. The final CD reflects a total origination fee of $14,000 ($2,133.60 in the Borrower-Paid column and $11,866.40 in the Paid By Others column). The difference between the $13,771.76 and $14,000 is due to the loan amount increase from $555,761 on the LE to $560,000 on the CD per the 2/3/16 Change of Circumstance.

03/18/2016: Audit reviewed the loan file and determined that the change in origination fees were ultimately the cause of a change in pricing for a higher LTV after the appraisal came in. The change in LTV cause a huge increase in Origination Fee and the borrower decided to go with a higher rate to minimize the fees. Audit reviewed the pricing and has concurred that the lender had a valid change in circumstance. Condition cleared. 3/7/2016:  Audit has reviewed and confirmed the following;   any time a rate is locked it is considered a valid change of circumstance.  Fees effected by rate can change when rate is locked (ie. discount points).  Origination charges to do not qualify as effected fees based on rate lock, refund due to the borrower $2011.60.  Please provide the following:  1.) Notification of the error (i.e., the letter to borrower)  2.)  Copy of refund check to the borrower for $2011.60.  3.)  Evidence of overnight delivery to the borrower.   4.) Copy of re-disclosed CD.      03/03/2016: Audit reviewed the documentation provided evidencing a rate lock for CIC. CIC in loan file does not address the increase in Origination Charges. Audit consulted with compliance and has determined that it does not to appear to have been disclosed in good faith. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300116832	cb7cb3af-9840-4e45-845e-6dfda27ca7ec	02/29/2016	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	3273	1	Cleared	A	A	RA	A	A	TRID
The last initial TIL reflects an APR of 4.517% and the Final CD reflects and APR of 4.924%.  The difference is greater than 0.125% tolerance and there is no evidence in the loan file that the last initial LE was re-disclosed.
															03/07/2016	3/7/2016: the initial CD dated 2/4 was signed 2/8 and had an APR of 4.924% there is no APR issue with this
3/7/2016:  Audit has reviewed and has determined the following:  initial APR LE 4.525% vs APR LE dated 1/25/16 4.417% =  difference of 0.108% (okay within tolerance).
APR LE 6 4.417% vs APR CD 4.824% = difference of 0.407% in which a valid COC was provided when the loan was locked.
 APR CD 4.824% vs ARP Final CD 4.924% = difference of 0.100% (okay within tolerance).   APR's disclosed properly with satisfactory supporting documentation, no further documentation required, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.73%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25 months reserves ; Years on Job Borrower has 22 years on job

300152100	7f260b9f-ecfc-e511-99e0-d8d385e0a8b2	04/07/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	04/13/2016	04/13/2016: CDA	04/13/2016: A CDA report reflecting a value $1,280,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	fb6211b3-0657-4356-bf7e-8f9c3e86ea89	04/07/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Missing the Home Loan Toolkit.	04/22/2016	04/22/2016: please see attached
04/22/2016: Audit review of evidence that the Home loan Toolkit was sent on 02/12/2016 was submitted, and is within three days of application date of 02/12/2016. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	611e65f9-05fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
The payee for the origination fee on Section is not reflected. 1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
															04/22/2016	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, as well as H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	bfaaf698-06fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	3293	1	Cleared	B	B	RB	B	B	TRID
1) Section C of CD must identify the payee the fee is being paid too. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed & Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed. 2) Miscellaneous Title charge must be itemized.
															04/22/2016	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C (not listed on WLSP), as well as H, and documentation submitted is deemed acceptable. Title Miscellaneous was identified. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	206ba84d-07fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	Section H -Attorney Certificate of Title fee must reflect a payee, if payee is the closing title company then the fee must be reflected in section C of the CD. Additional conditions may apply.	04/22/2016	04/22/2016: corrected CD
04/22/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, as well as H, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	7f845f94-08fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Loan Estimate document error	3297	1	Cleared	A	A	RA	A	A	TRID
Fees disclosed Section H (Endorsements, closing protection letter) are inaccurate and should be reflected in Section C prefixed with title.  The costs disclosed under Section H “Other” include all real estate brokerage fees, homeowner's or condominium association charges paid at consummation, home warranties, inspection fees, and other fees that are part of the real estate closing but not required by the creditor or not disclosed elsewhere under § 1026.38. Per compliance, it is determined the  LE fees that are not prefixed with "Title" are not in compliance. The LE carries assignee liability and is considered a material finding. 2) Lender contact information - loan officer, NMLS#, Email and phone number was not provided.
															04/13/2016	04/13/2016: since this is a material finding, does this mean that the loan is not eligible for purchase ?
04/13/2016: Audit re-analyzed LE, the LE fees that are not prefixed with "Title" have been correct on CD, and are acceptable. The fees moved from LE Section H to Section C on the final CD and the information related to address, email, phone, etc. is reflected as non-material and loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	bf30b5bc-07fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.	04/07/2016		4/7/2016:Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	3f1e2020-08fd-e511-99e0-d8d385e0a8b2	04/07/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Final Inspection fee of $175 on CD is not support by a valid change of circumstance. Refund of $175 required.	04/07/2016		4/7/2016: Lender credit of $175 for increase in closing costs reflected on final CD. Loan will be rated a B for FITCH and A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	5388de69-bb08-e611-8544-d8d385e1d166	04/22/2016	Compliance	Information required for General Information section not present in C.D.	3247	1	Cleared	B	B	RB	B	B	TRID
Revised CD reflects incorrect Disbursement date, and is inconsistent with prepaid interest date. Provided revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification.
															04/29/2016	04/29/2016: please see attached
04/29/2016: Audit review of revised CD reflects correct Disbursement date and is consistent with prepaid interest date, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300152100	be29fa5c-ab8f-4873-b7f3-ab5851b4d680	04/07/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	A	A	RA	A	A	TRID	Lender's contact info was not provided. Contact name, NMLS #, CA License #, and email was not provided.	04/13/2016
04/13/2016: Audit re-analyzed final CD, and has determined that the Broker information has been completed, however the Lender e-mail was not provided and is required. Information related to e-mail is reflected as non-material and loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 52.10 months reserves

300154267	a491d0b1-e5f5-4a38-901b-ce5eaa161c10	06/13/2016	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	3182	1	Cleared	A	B	RA	A	A	TRID
The final CD reflects Title - Premium for Lender's Coverage and the LE reflects Title - Title Insurance Binder. The final CD reflects Required Service and the LE reflects Title - Closing Protection Letter Fee.  The naming convention is not consistent.
															06/17/2016	06/17/2016: please see attached
06/17/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300154267	894dedec-6a21-4520-a429-3882cf68e51e	06/14/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
Borrower chose provider on list and therefore per Fee Tolerance Model and therefore Section B DID NOT SHOP title fees were subject to 10% cumulative tolerance.  $64.60 post close cure for tolerance violation is sufficient.
															06/14/2016		Closing Disclosure indicates a tolerance cure in the amount of $64.60. Loan will be graded an A for all agencies except for Fitch with a grade of B
300154267	c0ff0b9d-21a9-47f5-9903-c2c624ad1219	06/13/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The NMLS License Number and/or State License ID of the Lender and Settlement Agent, and Settlement Agent contact are missing.	06/17/2016
06/17/2016: 1) Disagree - This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." 2) Agree - will redisclose CD.

06/17/2016: Audit reviewed the Lender Rebuttal, and has determined that contact information is considered a Non-Material B grade and can be cured UNLESS we are missing NMLS or licensure numbers. Lender should verify that the Title Company/Settlement Agent puts applicable contact information on the final CD before it is approved for closing.  Missing this information on the LE is acceptable with a non-material, B grade given, but it must be completed on the CD. If not, re-disclosure is required. Reviewed final CD, all applicable contact information is present. Loan will be graded a B.

300154267	6a817dd7-da31-e611-86f5-d8d385e0a8b2	06/13/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID
The LE, the term "Required Service" in Section C of the final Loan Estimate is missing the introductory description "Title - " Section 1026.37(f)(2) of the regulation indicates : For any item that is a component of title insurance or is for conducting the closing, the introductory description “Title —” shall appear at the beginning of the label for that item.
															06/17/2016	06/17/2016: please see attached
06/17/2016: Audit reviewed CD, the LE/CD fees that were not prefixed with "Title" have been included on revised CD, and are acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300154267	1a531644-5f32-e611-86f5-d8d385e0a8b2	06/14/2016	Compliance	General Compliance Exception	1	1	Cleared	B	B	RB	B	B	General Compliance
In Section G, Homeowner Insurance and Property Tax does not list the amount per month and  number of months paid on the final CD. Per TRID: Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
															06/17/2016	06/17/2016: please see attached
06/17/2016: Audit review of revised CD with corrected Section G, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300154267	9b1f8088-da31-e611-86f5-d8d385e0a8b2	06/13/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	06/14/2016		6/14/2016: Services provided on WLSP were not itemized. Audit calculated section B fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
300154267	100eb7de-d731-e611-86f5-d8d385e0a8b2	06/13/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	06/13/2016		06/13/2016: A CDA report reflecting a value $942,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300158415	8dff79fd-1a14-495c-b3f5-1770414ea771	05/18/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	B	B	RB	B	B	TRID	The Title - Premium For Lender's Coverage and Title - Settlement Or Closing Fee in section C of the final Closing Disclosure are missing the name of the service providers.	05/31/2016		05/31/2016: Received corrected post close CD along with letter to borrower and shipping label. Loan will be graded a B. Condition cleared.
300158415	23a5ec9b-431c-e611-86f5-d8d385e0a8b2	05/17/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID
The remaining rate credit should not be disclosed in Section H. A general credit would be listed in Section J of the C.D.; However, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).  Additionally, line 02 of Section H reflects Section H Fees paid by the lender in the amount of $250.00.  It is not acceptable to reflect "Section H Fees" as these fees should have been itemized.
															05/31/2016		05/30/2016: Received revised corrected CD with letter to borrower and shipping label. Loan will be graded a B. Condition cleared. 05/27/2016: Please upload document again. Pages 4-8 not saved.
300158415	9c617f67-071d-e611-86f5-d8d385e0a8b2	05/18/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  The WLSP provided in the file did not provide a service provider for the Title - Premium For Lender's Coverage.
															05/18/2016		05/17/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300158415	6892b1eb-fa1f-4e98-bcf9-78ec0da8414b	05/16/2016	Compliance	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table	3264	1	Cleared	A	A	RA	A	A	TRID
The Final Closing Disclosure does not match the most recent LE for values for Escrow – Projected Payment Table. The LE payment reflects Property Taxes & Homeowners Insurance are being escrowed in the amount of $313.00 per month. The CD reflects Property Taxes, Homeowners Insurance & Wind and Hail Insurance are being escrowed in the amount of $223.94 per month.
															05/20/2016	05/20/2016: the LE is an estimated amount which is more than the final amount on the CD. Not sure what it is the issue if the amount is less.
05/20/2016: Audit reviewed lender rebuttal, and has determined that the LE escrows are estimated. An issue would come in if escrows were not disclosed at all or a component of the escrow being established were not disclosed. Escrow difference (CD less than LE) of $89.06 is not an issue. Condition cleared.

300158415	247b8d54-12f9-407a-838d-7b300c918259	05/17/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
The Final Inspection Fee for $75.00 on the final Closing Disclosure was not listed on the initial or final LE. There is no change of circumstance form in file for this fee. The final C.D. does reflect a lender credit of $75.00 for cost to cure increase in Closing Costs.
															05/31/2016	05/31/2016: Tolerance credit of $75.00 on the final CD was for the Final Inspection Fee.	05/31/2016: Lender credit in section J of CD in amount of $75.00 is sufficient tolerance cure. Loan will be rated a B for Fitch and an A for all other agencies.
300158415	7ffa4fac-a1b8-46a7-9514-a988c6f81bf9	05/16/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID
The final CD reflects Total Interest Percentage (TIP) of 77.12% vs actual TIP of 77.09% with a difference of 0.022%. It appears the Lender included the Prepaid Interest paid by lender in the TIP calculation.
															05/31/2016		05/31/2016: Received and reviewed revised post close CD with corrected TIP, letter to borrower and shipping label. Loan will be graded a B. Condition cleared.
300158415	dc65b18f-8aa5-4dcb-8f37-37f8bb961b11	05/16/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Contact, Contact NMLS License Number and Email of the Lender is missing.  The NMLS License ID, Contact NMLS ID and Email of the Real Estate Broker (B) and of the Real Estate Broker (S) are missing.  The NMLS License Number, Contact NMLS License Number, Email and Phone of the Settlement Agent are missing.
															05/31/2016
05/31/2016: Contact information is non-material when NMLS number is provided. Loan will be grade a B. Condition cleared.
 05/31/2016: Received revised post close CD, letter to borrower and shipping label. All info has been added except Lender Contact person NMLS/License ID # and Settlement Agency Contact Person License ID number. Condition remains.

300158415	90c837eb-421c-e611-86f5-d8d385e0a8b2	05/17/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID
The most recent LE is missing the lender's loan officer, license ID, email and phone number under the section, Additional Information About This Loan.  Additionally, Section H reflects Section H Fees paid by the lender in the amount of $250.00.  It is not acceptable to reflect "Section H Fees" as these fees should have been itemized.

															06/01/2016		06/01/2016: Review by compliance determined that fees not charged to Borrower on CD and no harm to Borrower.. Loan will be graded a B for all agencies.
300158415	357ca632-db1b-e611-86f5-d8d385e0a8b2	05/16/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	05/16/2016		05/17/2016: A CDA report reflecting a value $950,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300158415	2c2ecb1d-dad2-4e63-b979-5ea5165db10c	05/17/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID	The Origination Compensation and Underwriting Fee reflected in section A of the final Closing Disclosure does not list the Payee for each fee.	05/31/2016		05/31/2016: Received and reviewed revised post close CD showing payees in section A, letter to borrower and shipping label. Loan will be graded a B. Condition cleared.
300167140	dc680407-be34-e611-86f5-d8d385e0a8b2	06/17/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	06/17/2016		06/20/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300167140	6c64f2d7-a06d-4375-a71d-3ba3007ceec0	06/15/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID	The final CD reflects Total Interest Percentage (TIP) of 71.950% vs actual TIP of 71.869% with a difference of 0.081%	06/21/2016	06/21/2016: corrected CD
06/21/2016: Audit reviewed revised CD, and has determined that the TIP of 71.869% is within tolerance. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300167140	c0bbbef6-bd34-e611-86f5-d8d385e0a8b2	06/17/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	06/21/2016	06/21/2016: CD
06/21/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300167140	556f709a-1433-e611-86f5-d8d385e0a8b2	06/15/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	06/21/2016		06/20/2016: CDA provided reflecting a value of $752,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300167140	2c9365e4-942a-4be4-a909-d347634a870c	06/17/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The Contact NMLS License Number/State License ID of the Lender and the Settlement Agent is missing.	06/21/2016	06/21/2016: CD
06/21/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300167139	96d87e13-806f-4d28-929f-17e3765113e9	05/14/2016	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR < 0.125 variance – Over disclosed)	3274	1	Cleared	A	A	RA	A	A	TRID	APR on final Closing Disclosure reflects 4.094% and the final L.E. reflects 4.279% which is >0.125 variance. There was no re-disclosed Loan Estimate provided.	05/20/2016	05/19/2016: please see attached- LE not needed
05/20/2016: Audit reviewed with Compliance, and has determined that the APR was disclosed to the borrower with a valid COC (rate lock) for the APR increasing by more than 0.125%. Initial CD has a valid decrease in APR by more than 0.125% evidenced by the COC (rate lock). Condition cleared.
 05/19/2016: Pending Compliance review.

300167139	58eb4108-8072-4358-a734-105bdc27459b	05/13/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The CD Contact Information section is missing the Lender's contact name and email address, missing both real estate brokers FL License ID and is missing the Settlement Agent's license number, email address and phone number.
															05/19/2016	05/19/2016: please see attached
05/19/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

300167139	4d6390e2-fe19-e611-86f5-d8d385e0a8b2	05/14/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The Loan Estimate did not reflect the Payees for fees listed in Section A and Section C.	05/19/2016	05/19/2016: please see attached
05/19/2016: Audit review of revised CD includes payee to all fees in Sections A, B,C and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300167139	47a00f47-4f19-e611-86f5-d8d385e0a8b2	05/13/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA report is missing from file.	05/13/2016	05/16/2016: CDA	05/16/2016: A CDA report reflecting a value $965,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300167139	5b8dbc02-a363-4409-87ff-68eb1aae2f3e	05/13/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure did not reflect Payee for fees listed in Section A and Section C.	05/19/2016	05/19/2016: please see attached
05/19/2016: Audit review of revised CD includes payee to all fees in Sections A, B,C and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300167139	19f3fd24-e679-4068-b6fe-d7a7832b5da7	05/14/2016	Compliance	Information required for General Information section not present in C.D.	3247	1	Cleared	B	B	RB	B	B	TRID	The settlement agent file number is required per the regulation: 1026.38 Content of disclosures for certain mortgage transactions (Closing Disclosure).	05/19/2016	05/19/2016: please see attached	05/19/2016: Audit review of missing Settlement Agent file number on CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300159124	206585db-f9d5-4f01-9c24-1f01975e2cb9	06/06/2016	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	3175	1	Cleared	A	A	RA	A	A	TRID	The Loan Origination Fee is $2,270.45 on final C.D. exceeds the Loan Origination Fee for $1,622.00 that reflects on L.E. There is no change of circumstance form in file for this fee increase.	06/10/2016
06/10/2016: The credit for the rate was reduced on the final CD due to the borrower requesting a relock in order to close their loan (see attached lock confirmation). The borrower portion of the origination cost increased as a result of credit for the rate going down.

06/10/2016:  Audit reviewed Lock Confirmation submitted, and has determined that the "relock" was notated under pricing (Comp amt $17,839.25 - $15,568.80 final price = $2,270.45). Documentation submitted is deemed acceptable. Condition cleared.
 06/08/16: Lender provided a copy of the rate lock and CoC which was already in the file. The Lender Refund of $29.80 insufficient to cover cure for charges - Section A (Undisclosed and Under Disclosed) : The Loan Origination Fee is $2,270.45 on final C.D. which exceeds the Loan Origination Fee of $1,622.00 that reflects on L.E. A difference of $648.45. There is no change of circumstance form in file for this fee increase. Condition maintained.

300159124	a571244b-0f3f-4e99-97af-71087acdbf4b	06/06/2016	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	3182	1	Cleared	A	B	RA	A	A	TRID	The CD reflects Title - Premium for Lender's Coverage and the LE dated 04/28/2016 reflects Title - Title Insurance Binder. The naming convention is not consistent.	06/10/2016	06/10/2016: corrected CD
06/10/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

300159124	ecbcf950-0729-e611-86f5-d8d385e0a8b2	06/02/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	06/06/2016		06/06/2016: A CDA report reflecting a value $998,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
300159124	f1dde0a6-9be4-49d5-889d-196d83f71464	06/02/2016	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	50	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The Notice to Home Loan Applicant and Consumer Score disclosure was not provided.	06/08/2016		06/08/16: Lender provided a copy of the FACTA -Notice to Home Loan Applicant & Consumer Score Disclosure. Condition cleared.
300159124	6820ce6c-042c-e611-86f5-d8d385e0a8b2	06/06/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
															06/06/2016		WLSP referencing a GFE is non-material. Loan will be graded a B for all agencies. Clear post close
300159124	b370c154-3d01-4140-aea2-c2244f27a727	06/06/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	The LE reflects a Credit Report fee of 25.00 with no resulting CoC for any subsequent disclosures. The CD reflects a Credit Report Fee of 54.80 resulting in a $29.80 refund due for cure.	06/06/2016		Closing Disclosure indicates a tolerance cure in the amount of $29.80 for increase in closing costs above limit in section B.
300159124	9848d7d1-38ec-42f7-90ca-80a6f415cedf	06/06/2016	Compliance	Lender Refund to Cure insufficient to cover overages in CD Origination Charges - Section A (Undisclosed and Under Disclosed)	3177	1	Cleared	A	A	RA	A	A	TRID
The Loan Origination Fee is $2,270.45 on final C.D. which exceeds the Loan Origination Fee of $1,622.00 that reflects on L.E. There is no change of circumstance form in file for this fee increase. The final C.D. does reflect a lender credit of $29.80 for cost to cure increase in Closing Costs.
															06/10/2016
06/10/2016: The credit for the rate was reduced on the final CD due to the borrower requesting a relock in order to close their loan (see attached lock confirmation). The borrower portion of the origination cost increased as a result of credit for the rate going down.

06/10/2016:  Audit reviewed Lock Confirmation submitted, and has determined that the "relock" was notated under pricing (Comp amt $17,839.25 - $15,568.80 final price = $2,270.45). Documentation submitted is deemed acceptable. Condition cleared.
 06/08/16: Lender provided a copy of the rate lock and CoC which was already in the file. The Lender Refund of $29.80 insufficient to cover cure for charges - Section A (Undisclosed and Under Disclosed) : The Loan Origination Fee is $2,270.45 on final C.D. dated 05/25/2016 which exceeds the Loan Origination Fee of $1,622.00 that reflects on L.E. A difference of $648.45. There is no change of circumstance form in file for this fee increase. Condition maintained.

300159124	a19e72fd-032c-e611-86f5-d8d385e0a8b2	06/06/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	06/08/2016		06/08/16: Missing contact info in this section of LE is deemed not material if NMLS info is present and info is corrected on CD. Loan will be graded a B.
300190527	76956b3f-c376-468f-8ee4-a8e3cf89b7ed	07/21/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The E-Mail address of the Lender and Mortgage Broker is missing.	07/28/2016	07/28/2016: please see attached
07/28/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	f9751f20-504f-e611-86f5-d8d385e0a8b2	07/21/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/22/2016		07/22/2016: A CDA report reflecting a value $1,100,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	d7b369cc-eeb7-4526-90ec-f4a69a82261e	07/21/2016	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	3181	1	Cleared	B	B	RB	B	B	TRID	The Credit Report and Title - Attorney Document Preparation fees in Section B do not reflect the name of the payee.	07/22/2016		07/22/2016: A Post Closing CD provided in the loan file reflects the payee name for the Services Borrower Did Not Shop For in Section B. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	fc3ed71b-1850-e611-86f5-d8d385e0a8b2	07/22/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	07/28/2016	07/28/2016: please see attached
07/28/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	d3bffb35-504f-e611-86f5-d8d385e0a8b2	07/21/2016	Credit	Missing appraisal	24	1	Cleared	A	A	CA	A	A	Legal Documents
Missing exterior or full appraisal dated within 6 months documenting equity of 30% in departure residence. This is required when converting current primary residence to a rental property and using rental income to offset payment.
															08/01/2016	08/01/2016: see attached appraisal for the departure residence in the file reflecting appraised value as $500,000 so borrower has at least 30% equity	08/01/2016: Audit reviewed copy of Appraisal for departure residence, and has determined that sufficient evidence was provided to verify the 30% of equity in the property. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	ea20ec82-2b7f-4b45-84d0-62861c72b315	07/22/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	B	B	RB	B	B	TRID
The Title – Courier/Wire/E-Mail Fee, Title – Endorsement Fee, Title – Guaranty Fee, Title – Premium For Lender’s Coverage, Title – Recording Fee and Title - Settlement Or Closing Fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
															07/22/2016
07/22/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees in section B with the service provider from the WLSP as the service provider for all of the title services fees.  Loan will be rated a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	ade558f5-514f-e611-86f5-d8d385e0a8b2	07/21/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the CD for services the borrower is permitted to shop for.	07/22/2016		07/22/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300190527	d3a4617c-bb02-4c36-9cb4-0238165683d7	07/22/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.	07/22/2016		07/22/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Charges in Section A. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualifed with FICO of  763.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 61.60 months reserves; Years on Job Borrower has 8 years on job.

300178668	1b320835-533a-e611-86f5-d8d385e0a8b2	06/24/2016	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date	1678	1	Cleared	A	A	RA	A	A	RESPA
Affiliated Business Disclosure not provided within 3 business days of application date. The Broker Affiliated Business Disclosure in file is dated 05/06/2016 and the Broker Initial Application date is 04/28/2016.
															06/29/2016	06/29/2016: please see attached	06/29/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300178668	7d0c6e15-513a-e611-86f5-d8d385e0a8b2	06/24/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
The Origination and Underwriting Fees in section A, Title-Settlement or Closing Fee in section C and Buyers Attorney Fee in section H of the final Closing Disclosure are missing the name of the service provider/payee.
															06/24/2016		06/24/2016: Closing Disclosure provided post-closing includes service provider/payee for all fees. Loan will be rated a B for all agencies.
300178668	d3c4a4be-923c-e611-86f5-d8d385e0a8b2	06/27/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	3293	1	Cleared	B	B	RB	B	B	TRID
The  Title fees are reflected in section C of the final Closing Disclosure The borrower selected a service provider from the WLSP for title services. All the title service provider fees should be listed in section B of the CD.
															06/27/2016		6/27/2016: A post close CD within 60 days of consummation was provided to indicate the title fees in Section B. Loan will be rated a B for all agencies.
300178668	69bb3b3d-79ee-4968-a312-f159a4b186a4	06/27/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	The final LE reflects a credit report fee of $31 with no resulting CoC for any subsequent disclosures. The the final CD reflects a credit report fee of $74 resulting in a $43 refund due for cure.	07/01/2016		07/01/2016: Received post consummation CD with letter to borrower, air bill and evidence of $43 refund. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300178668	3bff16c6-e6b5-4c74-9df5-935525d3736a	06/23/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	06/24/2016		06/24/16: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300178668	afcabd63-5a39-e611-86f5-d8d385e0a8b2	06/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	06/29/2016	06/29/2016: CDA	06/29/2016: A CDA report reflecting a value $900,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300178668	9e0b6b6a-724b-49e2-ab17-37a6e8303bd3	06/23/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure and post Closing Disclosure Contact Information section is incomplete. The NMLS Number and/or State License ID Number and the email address for the Settlement Agent are missing.
															07/01/2016		07/01/2016: Received post consummation CD with Settlement Agent license number and email address. Condition cleared.
300178668	255597c4-793c-e611-86f5-d8d385e0a8b2	06/27/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID
The LE is missing the lender's e-mail and phone number under the section, Additional Information About This Loan. Title fees paid to the title company on Section C of the LE must be prefixed with title in the description of the fee.
															06/27/2016
6/27/2016: Post close CD provided indicates the lender's e-mail and phone number on the CD contact information. The title fees are prefixed with title in the description of the fee. Loan will be rated a B for all agencies.

300168192	897e054d-f7b1-4bb1-aa40-c95112721fc9	06/17/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title – Courier/Wire/E-Mail Fee and Title – Premium For Lender’s Coverage were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
															06/20/2016		06/20/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	64697c67-f84d-4ac9-a600-05435abcb0a2	06/17/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE dated 04/27/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	06/22/2016	06/22/2016: on CD
06/22/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), and corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	d65c4d67-8e99-4fa2-ac1f-357156d0af16	06/17/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing the 2015 business Income Tax Schedule and balance for the 1st business listed on the Borrower's loan application and 2014 business Tax Returns, YTD P&L and Balance Sheet for the 6th business listed on the Borrower's 2014 1040 Federal Statements.   Per appendix Q, a Business Tax Return is required; in order for the loan to be classified as a Qualified Mortgage.
															06/23/2016		06/23/2016: Audit reviewed all Credit findings, and has determined that all of the documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	ec034ee5-a534-e611-86f5-d8d385e0a8b2	06/17/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	06/17/2016		06/20/2016: A CDA report reflecting a value $1,350,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	9a84e9be-9b34-e611-86f5-d8d385e0a8b2	06/17/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2016 YTD P&L for Borrower's 6th business listed on his 2014 1040 Federal Statements.  Per appendix Q, a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															06/22/2016		06/22/2016: Received 2016 YTD P&L for borrower's 6th business listed on the 1003 for 2014 1040 Federal Statements. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	dbe2e50f-9b34-e611-86f5-d8d385e0a8b2	06/17/2016	Credit	Missing K-1	2793	1	Cleared	A	A	CA	A	A	Income/Employment	Missing the 2015 K1 for the 6th business listed on the Borrower's 2014 1040 Federal Statements and the K1 for the 1st business listed on the loan application.	06/22/2016		06/22/2016: Received the 2015 K-1 for 1st business and the K-1 for the 6th business listed on 2014 1040. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	2af032dc-9a34-e611-86f5-d8d385e0a8b2	06/17/2016	Credit	Missing Business Tax Returns	1500	1	Cleared	A	A	CA	A	A	Income/Employment
Missing the 2015 business Income Tax Schedule for the 1st business listed on the Borrower's loan application and 2014 business Tax Returns for the 6th business listed on the Borrower's 2014 1040 Federal Statements.   Per appendix Q, a Business Tax Return is required; in order for the loan to be classified as a Qualified Mortgage.
															06/23/2016	06/23/2016: signed page
06/23/2016: Audit reviewed executed 2014 1065 Returns, and has determined the documentation submitted is deemed acceptable. Condition cleared.
 06/22/2016: Received 2015 tax income tax return for 1st business & 2014 business tax returns for business listed 6th on application. 2014 Business Tax return for 6th business listed on 1040 Federal Statement is not signed. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300168192	6afb5192-9c34-e611-86f5-d8d385e0a8b2	06/17/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2016 Balance Sheet for Borrower's 6th business listed on his 2014 1040 Federal Statements and the 2016 Balance Sheet for the 1st business listed on the loan application.  Per appendix Q, a Balance Sheet is required; in order for the loan to be classified as a Qualified Mortgage.
															06/22/2016		06/22/2016: Received 2016 YTD balance sheet. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 55.56%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 3010 months reserves; Years Self Employed Borrower has 32 yeas Self Employed

300176721	a067f6f6-d5af-4fbf-88bb-599b3046e9ee	07/11/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing and the Email address of the Lender is missing.	07/15/2016	07/15/2016: please see attached...settlement agent license number not necessary and never has been. only our lend license number. please forward me your guidelines that show this new overlay
07/15/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300176721	9bb2ad1a-8047-e611-86f5-d8d385e0a8b2	07/11/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/11/2016		07/11/2016: CDA provided reflecting a value of $805,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300176721	0a806ade-9747-e611-86f5-d8d385e0a8b2	07/11/2016	Credit	Incomplete 1003	2648	1	Cleared	A	A	CA	A	A	Federal Consumer Protection	The final application has a negative income figure for the Borrower. Please provide final application with the correct income.	07/15/2016	07/15/2016: please see attached. this was due to a technical glitch, obviously the borrower has positive income	07/15/2016: Audit reviewed corrected 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300176721	a8ce5371-9747-e611-86f5-d8d385e0a8b2	07/11/2016	Credit	Missing Mortgage/deed of trust legal description information	2665	1	Cleared	A	A	CA	A	A	Legal Documents	Exhibit A, legal description, to the mortgage is not provided in file.	07/15/2016	07/15/2016: please see attached showing that the legal description was received with our collateral package from the title company as well as included in the upload to Investor	07/15/2016: Audit reviewed evidence that the legal description was included with mortgage, and has determined that it is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300176721	b97da941-4209-42fa-bce3-d0e95cc3e42e	07/11/2016	Compliance	Funding occurred before RTC Expiration Date	3278	1	Cleared	A	B	RA	A	A	TILA	Funding occurred on the same day as RTC expiration date.	07/15/2016	07/15/2016: please see attached
07/15/2016: Audit reviewed revised CD with corrected disbursement date, as well as evidence of wire transfer. The documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300176721	ed347ac5-7c47-e611-86f5-d8d385e0a8b2	07/11/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID
The CD fails to list the providers of services rendered in section C.  Also there was a subordination fee (if applicable) charged to borrower in the amount of $200.00.  There is no evidence of a subordination on the loan transaction.
															07/15/2016	07/15/2016: please see attached
07/15/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, as well as the removal of the $200 Subordination Fee. The documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  40.89%.; FICO is higher than guideline minimum UW Guides requrie FICO of 720, loan qualified with FICO 762.; No Mortgage Lates US guides require 0 x 30 days late in most recent 24 month; credit report verifed 99 months payment history with no late payments reported.

300184012	0829def7-4348-e611-86f5-d8d385e0a8b2	07/12/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE dated 06/10/2016 is missing the lender's e-mail and phone number under the section, “Additional Information About This Loan”.	07/13/2016
07/13/2016: This condition should be cleared per email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

07/13/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	29f88228-8e47-e611-86f5-d8d385e0a8b2	07/11/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/14/2016	07/14/2016: CDA	07/14/2016: A CDA report reflecting a value $940,000.00 which is a -4.1% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	1638e450-81f0-4a06-9ea1-ee0cd8ab4c23	07/12/2016	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	3187	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.	07/12/2016		7/12/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	889c0f83-a3b6-4a8d-9d79-4b8ca039c20d	07/11/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Contact Name of the Lender and the CA License ID of the Settlement Agent is missing. A post closing CD contains the CA License ID of the Settlement Agent.
															07/12/2016		07/12/16: Contact Information completed and corrected on post close CD in file. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	f19b9489-8c47-e611-86f5-d8d385e0a8b2	07/11/2016	Credit	Missing mortgage/deed of trust	905	1	Cleared	A	A	CA	A	A	Legal Documents	Copy of mortgage provided in file, however, please provide the attached legal description.	07/13/2016	07/13/2016: Legal should have been included with the credit upload, see attached that includes the legal description.	07/13/2016: Audit reviewed completed executed copy of the Deed of Trust, and has determined that the documentation submitted includes the legal and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	b8e2c203-8d47-e611-86f5-d8d385e0a8b2	07/11/2016	Credit	Missing Purchase contract addendum	2664	1	Cleared	A	A	CA	A	A	Legal Documents	Missing purchase contract addendum extending expiration date.	07/13/2016
07/13/2016: We don't see anywhere in the guidelines where it states that we need an addendum extending the purchase agreement expiration date. The fact that the sellers showed up to the closing and proceeded with the transaction to sell their property should be sufficient as evidence that the PA was extended and nothing additional should be needed. Please provide the guidelines that states this is required.

07/13/2016: Audit re-analyzed the Purchase Contract, and has determined that under "closing and possession" reflects "at Close of Escrow, unless otherwise agreed in writing," the seller shall provide keys. CD verifies the close of escrow. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	1f6a912c-4948-e611-86f5-d8d385e0a8b2	07/12/2016	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Income from the departing Residence:  According to the guidelines, if the borrower is converting their current primary residence to a rental property and using rental income to offset the payment the following requirements apply: Borrower must have documented equity in departure residence of 30%. Documented equity must be evidenced by an exterior or full appraisal dated within six (6) months of subject transaction. Copy of security deposit and evidence of deposit to borrower’s account. 12 month landlord experience not required.
															07/13/2016	07/13/2016: see attached appraisal, last page is the deposit information
07/13/2016: Audit reviewed Appraisal dated within 6 months of subject transaction, and has determined that the departure residence has more than 30% equity. Evidence of security deposit was provided. All documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	839ec06c-189a-49d4-b270-449508f9c09c	07/11/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
															07/13/2016	07/13/2016: Please see attached Notice to Proceed, area highlighted addresses the toolkit.
07/13/2016: Audit review of evidence that the Home loan Toolkit was sent on 05/12/2016 was submitted, and is within three days of application date of 05/12/2016. Documentation submitted is deemed acceptable, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	49afc064-8a47-e611-86f5-d8d385e0a8b2	07/11/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	B	B	RB	B	B	TRID
The Title-Courier, Title-Document Prep, Title-Endorsement Fee, title-Mobile Notary Fee, title-Premium for Lender's Coverage, Title-Recording Fee, Title-Settlement or Closing Fee, Title-Sub Escrow, Title-Wire Fee and Title-Loan Tie In fees in section C of the final Closing Disclosure dated are missing the name of the service provider.
 A post close CD provided the service provider name.
															07/12/2016		7/12/16: Service Provider names listed and corrected on post close CD in file. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	10faab6c-8947-e611-86f5-d8d385e0a8b2	07/11/2016	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance	3283	1	Cleared	A	B	RA	A	A	TRID
The Recording fee was disclosed on LE as $100 and on the final CD dated as $155, exceeding the allowable 10% tolerance.  A tolerance cure of $55 is required. A post close CD did issue a $55 lender credit.
															07/12/2016		07/12/16: Recording fee was lowered to 60.00 on the post closing CD. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	7ad7e329-4348-e611-86f5-d8d385e0a8b2	07/12/2016	Compliance	General Compliance Exception	1	1	Cleared	B	B	RB	B	B	General Compliance
Inaccurate placement of Seller Credit in the amount of $10,000.00. Seller credits should be disclosed in the Summaries of Transactions section on page three of the Closing Disclosure in the “Paid Already by or on Behalf of Borrower at Closing” area of Section L.
															07/18/2016	07/18/2016: see corrected CD
07/18/2016: Audit review of revised CD reflects Sections H Seller Credit fee moved to Summaries of Transactions section L, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	eed088c4-93c1-4cfe-b8b0-c018d9346d12	07/11/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Initial CD is not within 3 days of consummation.
															07/13/2016	07/13/2016: see attached CD
07/13/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300184012	c40e99e5-2faa-4f1d-b870-b6a69afa473c	07/11/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
Closing Disclosure indicates a tolerance cure in the amount of $195.00. The final CD reflects an Appraisal Fee of $610.00, and the most recent LE shows $460.00.   Loan will be graded an A for all agencies except for Fitch with a grade of B.
															07/12/2016		07/12/16: Closing Disclosure indicates a tolerance cure in the amount of $195.00. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791.; No Mortgage Lates UW Guides require 0x30 days late in the most recent 24 months; Credit report verifies 51 months payment history with no late payments reported.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 44.20 months reserves.

300180078	50e81cee-093a-e611-86f5-d8d385e0a8b2	06/24/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	06/30/2016
06/30/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/30/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300180078	6c5f858b-340c-42f3-9cb9-cc9768f36bf1	06/24/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID	The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.	06/30/2016	06/30/2016: corrected CD
06/30/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300180078	2e7ecddf-093a-e611-86f5-d8d385e0a8b2	06/24/2016	Compliance	Origination Company Name and/or Identifier Number on application does not match NMLS result	2069	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The origination company name on the application does not match NMLS result.	06/30/2016	06/30/2016: the numbers match, see attached page from final 1003 and NMLS result.	06/30/2016: Audit reviewed NMLS, and has determined that the origination company name (other trade names) on the application does match NMLS results. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300180078	a2c6cc76-5639-e611-86f5-d8d385e0a8b2	06/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	06/30/2016	06/30/2016: CDA	06/30/2016: A CDA report reflecting a value $1,625,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300180078	624f12d7-093a-e611-86f5-d8d385e0a8b2	06/24/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID
WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.  Title – Courier/Wire/E-Mail Fee and Title – Miscellaneous Title Charges were not itemized on the WLSP and at least one available provider was not reflected for the borrower to shop for these services.
															06/24/2016		06/24/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300180078	612f3479-e32f-49f2-a667-7fd28ba7d7b3	06/24/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The Email of the Lender is missing.	06/30/2016
06/30/2016: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

06/30/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Missing lender e-mail is non-material B grade. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.53%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 774; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 9.80 months reserves

300178868	12de66d1-3282-44b5-a40b-4032dcaef1a4	07/12/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID	CD is missing Payee for fees in Section A.	07/20/2016	07/20/2016: see attached
07/20/2016: Audit review of revised CD includes payee to all fees in Sections A, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	b1b1bf18-5549-4a84-a93f-0cc681fc1ac9	07/05/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Settlement Agent and Settlement Agent Contact are missing the NMLS Number and/or State ID License Number. The Lender is missing the email address.
															07/20/2016
07/20/2019: This condition should be cleared per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception."

07/20/2019: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	47736693-aa43-e611-86f5-d8d385e0a8b2	07/06/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	07/06/2016	07/27/2016: Agree and those fees were subjected to 0% tolerance. A refund of $3.00 was made to the borrower. please see attached	07/06/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	af3255cc-ff44-4d0d-8ce4-41c26576cc1e	07/05/2016	Compliance	Missing corresponding W.L.S.P. for Initial L.E. in File DID SHOP Fee (Section C)	3187	1	Cleared	B	B	RB	B	B	TRID	The WLSP not provided within 3 business days of application date. WLSP is dated 05/31/2016 and the application date is 05/19/2016.	07/27/2016		07/27/2016: Lender provided $3.00 tolerance cure. Loan will be rated a B for all agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	55e5f220-eb42-e611-86f5-d8d385e0a8b2	07/05/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	07/07/2016		07/07/16: CDA reflecting a value of $1,200,000.00 which is a -7.7% variance which is within tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	5588d930-ab43-e611-86f5-d8d385e0a8b2	07/06/2016	Credit	Non-Arms Length Transaction	75	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
The subject transaction is an unacceptable non-arms length transaction. The Lenders guidelines do not allow Borrowers employed in real estate trades who are involved in the financing of the subject property. The Borrowers are owners of the originating Mortgage Broker.

07/21/2016: Audit acknowledges that the non-arms length transaction is outside of guidelines. Loan will be graded a B.
07/13/2016: Audit escalated the exception request, and was not approved due to being an unacceptable non-arms length transaction. Condition will remain as active and loan is rated IVR3 at this time.
 07/12/216: send to client for review
																		Exception	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	a9559eea-b099-4821-9e30-652114301f17	07/06/2016	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	3295	1	Cleared	B	B	RB	B	B	TRID	The Final Closing Disclosure and Final Loan Application reflect subject taxes of $524.25 per month. The title commitment and town tax certificate in file verify taxes of $521.74.	07/20/2016	07/20/2016: see attached CD
07/20/2016: Audit review of revised CD with corrected estimated taxes, insurance and assessments along with Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	fa5a57c0-5648-e611-86f5-d8d385e0a8b2	07/12/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	Payee for mortgage payoff in section K is missing on final CD.	07/20/2016	07/20/2016: see attached CD
07/20/2016: Audit review of revised CD includes payee for mortgage payoff, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300178868	7466a7d3-3d1c-443f-8604-e0acb7d293a6	07/05/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated and signed less than 3 days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															07/12/2016		07/12/2016: Received and reviewed initial CD dated at least 6 days prior to consummation. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 73.08%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.89%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.4 months reserves

300188975	a69e3e3c-d749-e611-86f5-d8d385e0a8b2	07/14/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	07/14/2016		7/14/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	709bf58f-266a-4029-a80c-bc2edfda1546	07/14/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The License Number of the Settlement Agent is missing. In addition, Lenders email address and phone number is missing.	07/22/2016	07/22/2016: please see attached
07/22/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B.  Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	7660b03d-d849-e611-86f5-d8d385e0a8b2	07/14/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	3293	1	Cleared	A	A	RA	A	A	TRID	The Title-Settlement or Closing Fee in section C of the final Closing Disclosure is missing the name of the service provider.	07/22/2016	07/22/2016: please see attached
07/22/2016: Audit review of revised CD includes payee to all fees in Sections A, B and C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	abd7dd2d-f149-e611-86f5-d8d385e0a8b2	07/14/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID
The remaining rate credit should not be disclosed in Section H.  A general credit would be listed in Section J of the C.D.; However, in this instance as it is a specific credit, should be listed in the Paid by Others column in Section A. Proper disclosure of credits is referenced in 1026.38(h)(3).
															07/22/2016	07/22/2016: please see attached
07/22/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit reflected in section G for $4,270.79 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	05af0ca2-d949-e611-86f5-d8d385e0a8b2	07/14/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/14/2016		7.14.16 - CDA provided reflecting a value of $605,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	e8171e6b-c849-e611-86f5-d8d385e0a8b2	07/14/2016	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	2654	1	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing evidence of taxes and insurance on primary residence being retained as a rental property. Mortgage statement in file does not breakdown escrows.	07/27/2016
07/27/2016: this is not a valid error. we do not have this in our jumbo guidelines that this is a requirement. can you please send me a copy of the guidelines that referencing that this is required
 07/22/2016: please see attached

07/27/2016: Audit reviewed Lender Rebuttal, and has determined that the evidence of taxes and insurance that lender provided was used for the payment, but that it is prudent and best practice to obtain all documentation. Documentation is non-material and loan will be graded a B.
 07/22/2016: Audit reviewed the Lender Rebuttal, as well as the documentation provided, and has determined that evidence submitted for taxes and insurance was not sufficient. Provide sufficient evidence via tax printout and insurance declaration page. Condition remains.

 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300188975	92b95ae2-f049-e611-86f5-d8d385e0a8b2	07/14/2016	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	File is missing page 2 of the bank history for third (3rd) account reflected on the final loan application.	07/22/2016	07/22/2016: please see attached
07/22/2016: Audit reviewed Lender Rebuttal, and has determined that evidence via bank statement dated 04/14/2016 through 05/12/2016 was provided within the loan file. The bank history for same account is dated 05/10/2016 through 06/20/2016. Consecutive 2 months bank statements were provided. All documentation is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides requrie FICO of 680, loan qualified with FICO 797.; No Mortgage Lates UW Guides equire 0 x 30 days late in the recent 24 months; credit report verifed 51 months payment history with no late payments reported. ; Years in Primary Residence Borrower has resided in primary resdience for 10 years.

300189983	e4a8cb75-e950-e611-86f5-d8d385e0a8b2	07/23/2016	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	3269	1	Cleared	A	B	RA	A	A	TRID	Incorrect disclosure of Lender Credit. Section H Remaining Rate Credit <$4,282.33> should be disclosed in Section J Lender Credits.	08/05/2016	08/05/2016: please see attached
08/05/2016: Audit reviewed Lender Rebuttal, as well as documentation submitted, and has determined that the remaining rate credit moved from Section H is now reflected in section G for $4,282.29 in the "Paid by Others" column is acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	79d24bb6-1250-e611-86f5-d8d385e0a8b2	07/22/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in file.	07/23/2016		07/23/2016: Lender provided a CDA report with a 0% variance to appraised value, within tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	ebe3dee1-e950-e611-86f5-d8d385e0a8b2	07/23/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE dated 06/21/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	08/05/2016	08/05/2016: please see attached
08/05/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	b9c98531-4550-e611-86f5-d8d385e0a8b2	07/22/2016	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing pages 12-18 of April Investment statement.	08/03/2016	08/03/2016: please see attached	08/03/2016: Audit reviewed complete copy of the April Investment Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	496a4c96-4550-e611-86f5-d8d385e0a8b2	07/22/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment	Missing 2015 and YTD 2016 Profit & Loss for Schedule C income listed on 2014 tax return. P&Ls are required in order for the loan to be classified as a Qualified Mortgage	08/03/2016	08/03/2016: We do not need a YTD P&L or Balance Sheet for Schedule C income listed on 2014 tax return as the business was shut down 12/29/14 per LOX from processor and the Louisiana Business Filing	08/03/2016: Audit reviewed lender rebuttal, and has determined that per Secretary of State Business Search and LOX provided, the business is no longer Active and closed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	de6b40d4-ea50-e611-86f5-d8d385e0a8b2	07/23/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment	Missing 2015 and YTD 2016 Balance Sheet for Schedule C income listed on 2014 tax return. Balance Sheets are required in order for the loan to be classified as a Qualified Mortgage	08/03/2016		08/03/2016: Audit reviewed lender rebuttal, and has determined that per Secretary of State Business Search and LOX provided, the business is no longer Active and closed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	d1a54ea5-eb50-e611-86f5-d8d385e0a8b2	07/23/2016	Credit	Non-Arms Length Transaction	75	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
The subject loan transaction is an unacceptable Non-Arms Length Transaction. The Lender's guidelines define unacceptable non-arms length transactions to include "Borrowers or co-borrowers employed in the real estate or construction trades who are involved in the construction, financing or sale of the subject property. The final loan application, Borrower tax returns and K-1's verify the Borrower is 25% owner of the originating Mortgage Broker.
																08/03/2016: this was called out on a previous jumbo loan and we provided an email correspondence from Client stating that it was acceptable, Please see attached email and clear	08/12/2016: Audit acknowledges that the loan is outside of guidelines. Loan will be graded a B. 08/03/2016: Exception is pending review from client.	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	272e4d0f-4750-e611-86f5-d8d385e0a8b2	07/22/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	07/23/2016		07/23/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	4113d07d-985a-41e4-b302-b3cdf36292e0	07/22/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure reflects charges for Title fees in Section C. The borrower selected a service provider disclosed on the WLSP. Those fees should be reflected in section B.	08/05/2016	08/05/2016: please see attached
08/05/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	a92ae340-8314-4360-9f11-7aba72a4f224	07/22/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Lender and the NMLS Number and/or State ID License Number of the Settlement Agent and Settlement Agent Contact are missing.
															08/05/2016	08/05/2016: please see attached
08/05/2016: Audit review of revised CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300189983	51c29bac-4650-e611-86f5-d8d385e0a8b2	07/22/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Section A Originator Compensation fee and Section C Title - Settlement or Closing fee do not reflect a payee.	08/05/2016	08/05/2016: please see attached
08/05/2016: Audit review of revised CD includes payee to all fees in Sections A and B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.284%  ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 69.61  months reserves

300180083	bf04e381-f1d1-4455-8f24-d907e1bac968	07/25/2016	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment	3218	1	Cleared	A	B	RA	A	A	TRID	The Final CD reflects $4,263.54 Estimated Total Monthly Payment including $0.08/month Homeowner's Insurance. Please provide post close CD with correct Estimated Total Monthly Payment.	07/25/2016
07/25/2016: Post close CD reflects $4,263.46/month Estimated Total Monthly Payment and no Homeowner's Insurance escrows. Letter to Borrowers and evidence shipped in file. Loan will be rated a B for Fitch and A for all other agencies

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	8f9a4e5f-1e63-42fc-ba7e-5536eb875b8a	07/25/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The Email Address of the Lender and the NMLS Number/State ID License Number of the Settlement Agent and Settlement Agent Contact are missing.
															08/01/2016
08/01/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 07/25/2016: Post close CD Contact Information section includes Settlement Agent State ID License Number. Still missing Lender Email Address. Condition active.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	32c3ad73-6848-4432-9223-31539759598d	07/25/2016	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	3295	1	Cleared	B	B	RB	B	B	TRID
The Final CD reflects $1,519.05 Estimated Taxes, Insurance & Assessments including $0.08/month Homeowner's Insurance. Borrower's 'Walls-in' condominium hazard insurance documented in file at $72.67/month. Please provide post closing CD reflecting Estimated Taxes, Insurance & Assessments $1,591.74 ($992.07 taxes, $72.67 insurance & $527.00 HOA dues).
															08/01/2016	08/01/2016: CD
08/01/2016: Audit consulted with Compliance, and has determined that post closing CD page 1 was corrected, missing insurance information in Section G is non-material. Loan is rated B.
08/01/2016: Audit reviewed revised CD, and has determined that the insurance escrows were not reflected on the revised CD. Provide revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.
 07/25/2016: Post close CD reflects Estimated Taxes, Insurance & Assessments of $1,519.07 which includes only taxes and HOA dues. Borrower's 'walls-in' condo hazard policy is documented in file and must be included in Estimated TIA whether optional or not. Condition active.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	5a705856-9f52-e611-86f5-d8d385e0a8b2	07/25/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	3293	1	Cleared	B	B	RB	B	B	TRID	The Final CD reflects payee 'other' for Section C Title-Settlement or Closing Fee.	07/25/2016		07/25/2016: Post close CD corrected to reflect payee for Section Title-Settlement or Closing Fee. Loan will be graded a B. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	74a500e9-9452-e611-86f5-d8d385e0a8b2	07/25/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	The Final CD Section H Remaining Rate Credit <$925.78> is disclosed in incorrect section, should be disclosed on Section J Lender Credits.	07/26/2016		07/25/2016: Post close CD reflects $925.78 credit listed specifically for Property Taxes. Loan will be rated a B for Fitch and A for all other agencies.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	1dd696c6-9452-e611-86f5-d8d385e0a8b2	07/25/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE dated 06/02/2016 is missing the lender's e-mail and phone number under the section, Additional Information About This Loan.	08/01/2016
08/01/2016: per 4/21/16 email which states "We only need one specific contact from the either lender or broker. If any lender info is missing like the phone number, then this is non-material B grade with the exception of missing NMLS or licensing which is consider a material exception." with corrected/revised CD

08/01/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	1da28be4-9052-e611-86f5-d8d385e0a8b2	07/25/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	07/25/2016		07/25/2016: Lender provided a CDA report with a 0% variance to appraised value, within tolerance. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	0f6a08df-f23e-43be-933c-51d1cf38f47a	07/25/2016	Compliance	CD Document does not match actual calculated values for Estimated Escrow	3217	1	Cleared	A	B	RA	A	A	TRID
The Final CD reflects $1,519.15/ month Estimated Escrows including $0.08/month for Homeowner's Insurance. Hazard documented in file at $72.67/month. Please provide post close CD with correct Estimated Escrows.
															07/25/2016
07/25/2016: Post close CD reflects $992.07/month Estimated Escrows and no Section G Homeowner's Insurance escrows collected at closing. Letter to Borrowers and evidence shipped in file. Loan will be rated a B for Fitch and A for all other agencies.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

300180083	46e46de8-9e52-e611-86f5-d8d385e0a8b2	07/25/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID	The Final CD does not reflect a payee for Section A Origination Fee and Underwriting Fee.	07/25/2016		07/25/2016: Post close CD corrected to reflect payee for Section A fees. Loan will be graded a B. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 65%, loan qualified with CLTV of 48.91%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 132 months payment history with no late payments reported

700001064	dcf8fbd0-6953-e611-86f5-d8d385e0a8b2	07/26/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	B	B	RB	B	B	TRID
The Origination Fee and Underwriting Fee reflected in section A of the final Closing Disclosure do not reflect the name of the payee.  Final CD shows payment to the broker from both the borrower & the lender. According to the Compensation Selection and Safe Harbor Disclosure, the borrower may not pay the broker an origination fee if it is lender paid compensation.
															07/28/2016		07/27/2016: A Post Closing CD provided in the loan file reflects the payee name for the Origination Fee and Underwriting Fee in section A. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	0443fc8b-f973-4854-baf4-96973f36f81b	07/26/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The NMLS License Number and/or State License Number of the Settlement Agency, Email address of the Lender, and NMLS License Number and/or State License Number  of the Buyers & Sellers Real Estate Broker are missing. Corrected post close.
															07/27/2016
07/27/16: The NMLS License Number and/or State License Number of the Settlement Agency and NMLS License Number and/or State License Number of the Buyer's & Sellers Real Estate Broker corrected on post close CD in file. Loan will be rated a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	85adcafe-2d54-e611-86f5-d8d385e0a8b2	07/27/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The LE is missing the lender's e-mail & phone number under the section, Additional Information About This Loan.	08/03/2016	08/03/2016: please see attached
08/03/2016: Audit review of missing LE Contact and/or General Information, other than Lender or Broker NMLS or Settlement Agents license number (if required by State), was corrected on the final CD is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	6c0368f8-6853-e611-86f5-d8d385e0a8b2	07/26/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds the LE for services the borrower is permitted to shop for.	07/27/2016		7/27/2016: Services provided on WLSP were not itemized. Audit calculated section C fees and are within 10% tolerance for worst case scenario. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	99b739fa-26c0-4427-bf4b-ec6982ce7483	07/27/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	B	B	RB	B	B	TRID
The Title – Courier/Wire/E-Mail Fee, Title – Document Prep, Title – Endorsement Fee, Title – Loan Tie In, Title – Mobile Notary Fee, Title – Recording Fee, Title – Settlement Or Closing Fee, Title – Sub Escrow and Title – Title Insurance Binder are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.
															07/27/2016
07/27/2016:  A Post Closing CD provided in the loan file reflects the title service provider fees in section B with the service provider from the WLSP as the service provider for all of the title services fees.  Loan will be rated a B for all agencies.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	6ef41a7c-5953-e611-86f5-d8d385e0a8b2	07/26/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	07/27/2016		07/27/16: A CDA report was provided showing a value of $1,110,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	dc226416-0e80-4fd1-b81f-dfc5d6ed7c58	07/27/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation.  When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															08/01/2016	08/01/2016: see attached CD and screenshot showing borrower received it.
08/01/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	1eee265b-6b53-e611-86f5-d8d385e0a8b2	07/26/2016	Compliance	Missing Loan Estimate / LE Not in File	3228	1	Cleared	A	A	RA	A	A	TRID	Missing Loan Estimate/LE for WLSP dated 06/08/2016.	08/03/2016	08/03/2016: please see attached	08/03/2016: Audit reviewed LE dated 06/07/2016, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	aec2edc8-6853-e611-86f5-d8d385e0a8b2	07/26/2016	Credit	Missing HUD-1 From Sale of Previous Property	1502	1	Cleared	A	A	CA	A	A	Terms/Guidelines	CD/Settlement statement from departing property is an estimate and is not signed/certified by the title agent.	08/05/2016	08/05/2016: please see attached
08/05/2016: Audit reviewed true certified by Settlement Agent copy of the "Seller's Final Settlement Statement", and has determined that the documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

700001064	3ba900b2-2f54-e611-86f5-d8d385e0a8b2	07/27/2016	Compliance	Missing Closing Disclosure / CD Not in File	3227	1	Cleared	A	A	RA	A	A	TRID	The initial CD is missing from the loan file.	08/01/2016	08/01/2016: see attached	08/01/2016: Audit reviewed initial CD, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 41.869%  ; FICO is higher than guideline minimum  UW Guides require FICO of 720, loan qualified with FICO of 756; Years in Field Borrower has 30 years and Co-Borrower 22 years in their respective fields.

110845402	4c1d1ef9-f968-e411-8daf-d8d385e1d166	11/10/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Report not provided in file.	11/18/2014		11/18/2014: A CDA provided reflecting reconciled value of $1,170,000 or 0% variance. Condition cleared.
 LTV is lower than guideline maximum 65% LTV < 80% ltv program guideline maximum.; Reserves are higher than guideline minimum 67.10 months in reserves > 12 month Reserves program guideline minimum.; Years on Job 3.5 years at current employment.

110845402	d578a8a8-1169-e411-8daf-d8d385e1d166	11/10/2014	Credit	Missing VOR	917	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Most recent 12 months verification of rent not provided in file.  File is missing cancelled rent check for 06/2013, 06/2014, 07/2014, 08/2014 and 09/2014.  File contains lease extension dated 05/31/2013 and 11 cancelled rent checks for month of 06/2013 and period of 08/2013 through 05/2014.  Lender guidelines require verification of applicant's primary housing payment history for most recent 12 months.
															11/21/2014		11/21/2014: A verification of rent was provided to indicate 0 rental lates in the past 12 months. Condition cleared.
 LTV is lower than guideline maximum 65% LTV < 80% ltv program guideline maximum.; Reserves are higher than guideline minimum 67.10 months in reserves > 12 month Reserves program guideline minimum.; Years on Job 3.5 years at current employment.

110845402	968921db-2469-e411-8daf-d8d385e1d166	11/10/2014	Compliance	Missing Initial Truth in Lending (Lender Disclosure)	1733	1	Cleared	A	A	RA	A	A	TILA	Initial Truth-in-Lending Disclosure not provided in file.	11/19/2014		11/19/2014: An initial TIL was provided. Condition cleared.
 LTV is lower than guideline maximum 65% LTV < 80% ltv program guideline maximum.; Reserves are higher than guideline minimum 67.10 months in reserves > 12 month Reserves program guideline minimum.; Years on Job 3.5 years at current employment.

110754913	f5d03aa7-233c-e411-8daf-d8d385e1d166	09/14/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	09/22/2014	9.22.14 - CDA provided reflecting a value of $1,545,000 or 0% variance. Condition cleared.	9.22.14 - CDA provided reflecting a value of $1,545,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 32.23% DTI; FICO is higher than guideline minimum 793 FICO; Reserves are higher than guideline minimum $60,563 Excess reserves
110754913	f1f9e513-253c-e411-8daf-d8d385e1d166	09/14/2014	Property	571 - Appraisal Missing	77	2	Acknowledged	B	B	VB	B	B	Value	Guidelines require two appraisals for loan amounts over $1,000,000. Second appraisal not provided in file.
09/24/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 32.23%, max 43% allowed, FICO 793, min required 720 and 62 months reserves, min 12 required.  The requirement for a 2nd appraisal for loan amounts > $1M is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																				DTI is lower than guideline maximum 32.23% DTI; FICO is higher than guideline minimum 793 FICO; Reserves are higher than guideline minimum $60,563 Excess reserves
110754913	e5d1d3bc-233c-e411-8daf-d8d385e1d166	09/14/2014	Credit	Missing VOR	917	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Guidelines require verification of the applicant's housing payment history if the applicant has rented or owned a primary residence in the past 12 months.  Applicants have been living rent free for 9 months.  The previous rental history not provided in file.
															09/24/2014
10/07/2014: October 6th 2014, 3:06:24 pm  Please be advised that the "X" in the historical status section of the soft pull dated 8/21 does NOT indicate a late payment, per credit reporting agency, this indicates that they were unable to access information for that date. Soft pull shows zeroes for all late payments, as does the hard pull/full credit report. In addition, per borrower LOX they have never made a late payment.

10/07/2014: LOE from borrower indicates borrower has been living rent free with parents since 11/2012 with no late payments to prior mortgage. Condition cleared.
 09/24/2014: Audit reanalyzed the loan file and found 2 rent free letters from the borrower with an explanation on why they moved in with their parents, but does not disclose a date of when they moved in.  Need a LOE that states what date they moved in rent free. Additionally, the credit report dated 8/21 shows previous housing mortgage history with 90 months reporting and a mortgage late.  Need an LOE explaining the mortgage late and need a credit supplement which states how many days late and when the late took place.
																				DTI is lower than guideline maximum 32.23% DTI; FICO is higher than guideline minimum 793 FICO; Reserves are higher than guideline minimum $60,563 Excess reserves
110805919	61a3ce52-9263-e411-8daf-d8d385e1d166	07/10/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided	11/06/2014		11/6/2014: Investor to provide a field review as CDA shows the value is “indeterminate”.
 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	2287cd39-6f64-e411-8daf-d8d385e1d166	07/10/2015	Property	571 - Appraisal Missing	77	1	Cleared	A	A	VA	A	A	Value	A field review is required as the CDA shows that the value is “indeterminate”.	11/14/2014
11/14/2014:  Appraisal Field Review Report dated 10/21/2014 supports the appraised value of $950,000.  Condition cleared.
 11/6/2014: Investor to provide a field review as CDA shows  the value is “indeterminate”. Condition remains.

 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	a2b53d66-9263-e411-8daf-d8d385e1d166	07/07/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Proof of the escrow deposit for the co-borrower in the amount of $50,000 was not provided. Please provide documentation showing from where these monies were drawn.	11/10/2014		11/10/2014: Statement from asset #3 listed on 1003 indicates the $50,000 derived from that account. Condition cleared.
 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	afae4151-6e64-e411-8daf-d8d385e1d166	07/07/2015	Credit	Document Error	94	1	Cleared	A	A	CA	A	A	Legal Documents	Two years of employment not disclosed on 1003 for Co-Borrower. Missing previous employment information.	11/14/2014		11/14/2014: Revised 1003 provided indicating co-borrower's previous employment information. Condition cleared.
 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	5233b6b8-6e64-e411-8daf-d8d385e1d166	07/07/2015	Credit	Failure to obtain Verbal Verification of Employment	795	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Verbal verification of employment not provided for borrower.	11/06/2014		11/06/2014: VVOE within 10 days of closing provided. Condition cleared.
 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	144d71e4-6e64-e411-8daf-d8d385e1d166	11/04/2014	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Year to Date 2014 Balance Sheets not provided for both borrowers schedule C income. Required per QM guidelines.	11/14/2014
11/14/2014: YTD Balance sheet provided for co-borrower's Schedule C business.  Condition cleared.
11/11/2014: P&L was provided for co-borrower's Schedule C business still missing a YTD Balance sheet, per Appendix Q, for the loan to be classified as a qualified mortgage.  Condition remains.
 11/6/2014: Received 2014 Balance sheet for borrower's Schedule C business, missing 2014 Balance Sheets for co-borrower schedule C business. Condition remains.

 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

110805919	6a404a7c-6e64-e411-8daf-d8d385e1d166	07/07/2015	Credit	Missing verbal verification of employment	919	1	Cleared	A	A	CA	A	A	Income/Employment	Verbal verification of prior employment not provided for co-borrower. Need to verify 2 year most recent work history per QM guidelines.	11/14/2014		11/14/2014: Audit has reanalyzed loan file and determined the two years tax returns provided as well as the 2 year employment history on the 1003 meet QM requirements. Condition cleared.
 DTI is lower than guideline maximum Debt ratio is well below required 43%; Reserves are higher than guideline minimum Borrower exceeds the required 12 months of reserves; Years on Job Job history and credit history is excellent

300132836	e5396f69-b6e4-e511-99e0-d8d385e0a8b2	03/07/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	03/07/2016	03/9/2016: CDA	03/09/2016: A CDA report reflecting a value $780,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	64dec3cd-46c4-404b-987e-5e9e17a47b4b	03/07/2016	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	03/11/2016	03/11/2016: Affiliated business disclosure	03/11/2016: Audit review of executed Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	dca17920-9219-40d5-8b4f-d4c3c2db455d	03/08/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID	The Closing Disclosure reflects Total Interest Percentage (TIP) of 82.456% vs actual TIP of 82.41%. Lender included pre-paid interest that was paid by Lender in TIP calculation.	03/22/2016
3/22/2016: Received revised post close CD with TIP corrected. Also received letter to borrower and fed ex label to verify shipping to customer. Condition cleared. However condition added for missing contact information.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	2420eb2f-c2da-48be-9761-0a330c1b3f13	03/07/2016	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	3285	1	Cleared	A	B	RA	A	A	TRID	The final CD reflects a tolerance cure of $0.30 for transfer taxes. The refund is sufficient. Loan will be graded an A for all agencies except for Fitch with a grade of B.	03/07/2016		03/07/2016: The final CD reflects a tolerance cure of $0.30 for transfer taxes. The refund is sufficient. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	693417bf-b6e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment
The Lender's guidelines require that for loans between Jan 1 and the tax filing date (typically April 15), that the borrowers provide IRS form W-2 from the previous year.  2015 W-2 not provided in file.
															03/11/2016	03/11/2016: W2	03/11/2016: Audit review of 2015 W2 documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	25547535-b7e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing verbal verification of employment	919	1	Cleared	A	A	CA	A	A	Income/Employment
The Lender's guidelines require a verbal verification of employment to be completed within 10 business days before the note date.  The VVOE provided in file is dated greater than 10 business days before the note date.
															03/11/2016	03/11/2016: lox for VVOE	03/11/2016: Audit reviewed the lender rebuttal, and has determined that the VVOE was completed exactly 10 business days before the Note date. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	05c2e693-b7e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Missing third party origination form. Unable to determine Lender's application date. Additional conditions may apply.	03/11/2016	03/11/2016: origination date	03/11/2016: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	69d559ad-b7e4-e511-99e0-d8d385e0a8b2	03/07/2016	Credit	Missing HUD-1 From Sale of Previous Property	1502	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Please certified copy of final CD for sale of previous property.	03/11/2016	03/11/2016: certified HUD for previous res	03/11/2016: Audit review of certified HUD for previous residence was submitted and is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	99ee83c2-c64c-4439-8e84-7b1adb15e7f3	03/07/2016	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	50	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Notice to Home Loan Applicant and Consumer Credit Score disclosure not provided in file.	03/11/2016	03/11/2016: Notice to Applicant	03/11/2016: Audit review of Notice to Home Loan Applicant and Consumer Credit Score disclosure documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300132836	af7996ed-bd97-4732-82e4-0824383f1888	03/07/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Evidence borrowers received the Home Loan Toolkit not provided in file.	03/11/2016	03/11/2016: evidence borrower received toolkit	03/11/2016: Audit review of evidence borrowers received the Home Loan Toolkit documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 10.90 months reserves

300146500	a0efd0ce-13b3-455d-81a0-e625538d1962	04/13/2016	Compliance	Information required for General Information section not present in C.D.	3247	1	Cleared	B	B	RB	B	B	TRID	General Information section on CD is missing Settlement Agent File Number.	04/21/2016	04/21/2016: corrected CD	04/21/2016: Audit review of revised CD reflects Settlement Agent file number. Loan will be rated a 'B' for all agencies. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	4252e83e-bc67-4952-9143-2b918775697b	04/11/2016	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	3285	1	Cleared	A	B	RA	A	A	TRID	Transfer tax on CD exceeds corresponding LE fee by $1229.75. Lender credit on CD of $1229.75 is sufficient tolerance cure.	04/13/2016		04/13/2016: Tolerance cure on CD of $1227.75 is sufficient cure. Loan will be graded a B for Fitch and A for all others.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	6aaf98b8-9801-e611-99e0-d8d385e0a8b2	04/13/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID
CD is missing Payee for fees in Section A. Under 1026.38(f)(1) the amount of compensation along with the name of the loan originator receiving payment must be disclosed.  CD is missing Payee for fees in Sections C & H.  Under 1026.38(f)(2), the name of the person receiving the payment for said amount must be disclosed.
															04/21/2016	04/21/2016: corrected CD
04/21/2016: Audit review of revised CD includes payee to all fees in Sections A, C and H; documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	e763d0f0-9801-e611-99e0-d8d385e0a8b2	04/13/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	LE does not have Lender's email or phone listed on page 3 under Additional Information About This Loan	04/15/2016	04/15/2016: the final CD includes the lender information	04/15/2016: Audit review of CD includes all contact information required for the Lender, Broker and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	0cd50ce0-cb00-e611-99e0-d8d385e0a8b2	04/12/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	04/13/2016		04/13/2016: CDA provided reflecting a value of $835,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	526d0d61-e66c-4b49-9ba9-ef658238e2db	04/13/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID	CD reflects TIP of 85.115% vs actual TIP of 85.09%, a difference of .025% which exceed tolerance of .01%.	04/21/2016	04/21/2016: corrected CD
04/21/2016: Audit review of revised CD reflects correct TIP. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	3e817248-87c9-4b2a-9160-c1b8c204e0cc	04/13/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	'Contact Information' section of CD is missing Lender's email and Settlement Agents email and phone number.	04/21/2016	04/21/2016: corrected CD	04/21/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Loan will be rated a 'B'. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	e5395e6f-89e7-45fc-8385-25bcc5a38774	04/11/2016	Compliance	Missing Changed Circumstance form	2813	1	Cleared	A	B	RA	A	A	RESPA	Missing changed circumstance form for CD (adding inspection fee of $175.00).	04/21/2016	04/21/2016: see copy of check and corrected CD
04/21/2016: Audit review of CD reflects lender cure of $175 provided in section J, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

300146500	a9a86a5d-38aa-4975-9d5d-e8e461b99d31	04/11/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Final CD Appraisal Fee of $645 exceeds prior CD fee of $470. No COC provided for fee increase.	04/21/2016	04/21/2016: see attached check and corrected CD
04/21/2016: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.30 months reserves

110758769	e50b405d-a13d-e411-8daf-d8d385e1d166	09/16/2014	Compliance	Missing Final Application (1003) *	2149	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The initial and final application is missing the Co-borrower's date of birth.	09/26/2014	09/26/2014: Final 1003 provided	09/26/2014: Final 1003 provided showing CB signature and date. Condition cleared.
110758769	67a842a7-a13d-e411-8daf-d8d385e1d166	09/16/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	09/22/2014		9.22.14 - CDA provided reflecting value of $1,500,000 or 0% variance. Condition cleared.
110801622	2ce9f619-846b-e411-8daf-d8d385e1d166	11/13/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Report not provided in file.	11/17/2014		11/17/2014: CDA provided reflecting reconciled value of $1,210,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum ; Years in Field 40 years in field; Years on Job 5 years same employer
110801622	a42ab422-056e-e411-8daf-d8d385e1d166	11/16/2014	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Please provide HOA cert on subject property to determine monthly HOA obligation.	12/01/2014		12/01/2014: Appraisal reflects the HOA fee as $1,579 per month. Condition cleared.			FICO is higher than guideline minimum ; Years in Field 40 years in field; Years on Job 5 years same employer
110801622	5a68ae5d-066e-e411-8daf-d8d385e1d166	07/09/2015	Credit	Missing Evidence of Taxes and Insurance	1688	1	Cleared	A	A	CA	A	A	Terms/Guidelines	File is missing confirmation of taxes, hazard, and association payments if applicable for REO property.	11/18/2014		11/18/2014: Evidence of taxes, hazard insurance and HOA provided. Condition cleared.			FICO is higher than guideline minimum ; Years in Field 40 years in field; Years on Job 5 years same employer
110801622	c49f6b1b-656e-e411-8daf-d8d385e1d166	07/13/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Lender Guidelines require asset statements to be within 45 days prior to the date of the note. Please provide required two consecutive months of assets statements within 45 days prior to the note date.
															12/01/2014		12/04/2014: Per applicable guidelines, statements to be within 45 days of the application date. Assets provided are more recent than within 45 days of application. Condition cleared.			FICO is higher than guideline minimum ; Years in Field 40 years in field; Years on Job 5 years same employer
110800608	6ae9480a-b6b3-e411-8daf-d8d385e1d166	02/13/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report in not in the file.	02/26/2015		2/18/2015: Appraisal Field Review Report dated 12/04/2014 supports the appraised value of $850,000. Condition cleared.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	ae92b4ea-eeb5-e411-8daf-d8d385e1d166	02/16/2015	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed

2/16/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 17.71% DTI, max allowed 43%, FICO 759, minimum required 720, and 79 months reserves, minimum 12 months required. The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	97d8caf3-c8b3-e411-8daf-d8d385e1d166	02/13/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
The GFE reflects Transfer/Mortgage Taxes of $8,816.00 vies. Actual fees of $16,882.00 were charged on the HUD-1 in the section that cannot change.  The lender credit of $8066.00 is found on line #205 of the HUD-1.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
															02/13/2015		02/16/2015: The lender credit of $8066.00 is found on line #205 of the HUD-1. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	20cd350f-c7b3-e411-8daf-d8d385e1d166	02/13/2015	Credit	Appraisal in file is dated greater than 120 days from closing	860	1	Cleared	A	A	CA	A	A	Terms/Guidelines	The appraisal in the file is dated > 120 days from closing.	02/17/2015		2/17/2015: An Appraisal Update was provided to indicate the market value of the subject property has not declined since the effective date of the Appraisal. Condition cleared.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	1837617c-96b7-e411-8daf-d8d385e1d166	02/18/2015	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Lender to verify if borrower obtained a 2nd lien . There is a 1008 in the loan file that shows the CLTV of 90%. Please provide evidence that the borrower brought the full amount of cash to closing versus obtaining a 2nd lien.
															02/26/2015		2/26/2015: Documentation provided to indicate a wire transfer of $113,000 from borrower's bank account was received for funds to close. Condition cleared.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	5e9f9a59-c5b3-e411-8daf-d8d385e1d166	02/13/2015	Credit	Appraisal discrepancy	2676	1	Cleared	A	A	CA	A	A	Legal Documents	Lender guidelines dated 09/18/14 require a minimum of three comparable sales (must be actual closed sales). The appraisal in the file only shows 2 closed comparable sales.	02/17/2015		2/17/2015: A re-review of the Appraisal indicates 4 closed sales. Condition cleared.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110800608	ccb4e276-c8b3-e411-8daf-d8d385e1d166	02/13/2015	Compliance	Failure to Provide Final TIL	2134	1	Cleared	A	A	RA	A	A	TILA	The final TIL in the file is dated after the closing date.	02/26/2015		2/26/2015: A corrected TIL was provided with correct date - the correction was initialed by the borrowers. Condition cleared.
 DTI is lower than guideline maximum 17.71% DTI < 43% maximum allowed DTI; FICO is higher than guideline minimum 759 FICO > 720 minimum required FICO; Reserves are higher than guideline minimum 79 months reserves > 12 months minimum required reserves

110802981	f080db9a-d653-e411-8daf-d8d385e1d166	10/14/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	10/21/2014		10/21/14: CDA provided reflecting a value of $775,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 35.45% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $185,214.77 excess reserves
110802981	10ba9eb1-d653-e411-8daf-d8d385e1d166	07/09/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	2013 W-2 not provided in file	10/17/2014		10/17/2014: 2013 W2 provided, 2013 income supports income used in qualifying. Condition cleared.			DTI is lower than guideline maximum 35.45% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $185,214.77 excess reserves
110799581	f823e84b-ad53-e411-8daf-d8d385e1d166	10/14/2014	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance	Final TIL assumption box is marked as "may, subject to conditions", however Lender Guidelines dated 06/12/2014 reflect Assumability as "not allowed".
10/22/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 35.20% DTI, max allowed 43%, FICO 775, minimum required 700, and 156 months reserves, min 12 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

110799581	e8602e09-ad53-e411-8daf-d8d385e1d166	10/14/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	10/14/2014		10/14/2014: Audit has reviewed loan file and determined that the CDA was provided within the loan file.
110800941	94dcde75-9a50-e411-8daf-d8d385e1d166	10/10/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Report not provided in file.	10/10/2014		10/10/14: CDA provided (in loan file) reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition cleared.
 Disposable Income is higher than guideline minimum $16,427.77 monthly disposable income.; No Mortgage Lates 99 months 0x30 mortgage history on all mortgages.; Years on Job Co-Borrower 21.08 years on current job.

110800941	2bc0c9d0-ad50-e411-8daf-d8d385e1d166	07/09/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	2013 K-1 for business entity not provided in file. Per appendix Q, prior year (2013) K-1 necessary for the loan to be classified as a Qualified Mortgage.	10/15/2014		10/15/2014: Per 2012 K-1 borrower has <10% ownership in business, income not used to qualify, 2013 1040 tax returns extension provided. Condition cleared.
 Disposable Income is higher than guideline minimum $16,427.77 monthly disposable income.; No Mortgage Lates 99 months 0x30 mortgage history on all mortgages.; Years on Job Co-Borrower 21.08 years on current job.

110802806	0b837936-e15a-e411-8daf-d8d385e1d166	07/13/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	10/24/2014		10/24/2014: CDA report provided with 0% variance by Investor. Condition cleared.
110802806	95e7a78b-8f5b-e411-8daf-d8d385e1d166	10/24/2014	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance	Final TIL reflects Assumable as "may, subject to conditions", however per Guidelines Assumability is not allowed.
10/27/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 35.56% DTI, max allowed 43%, FICO 806, minimum required 720, and 287  months reserves, min 12 months required. The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

110754553	f0d9c611-ed4e-e411-8daf-d8d385e1d166	10/08/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	10/09/2014		10/09/14: CDA provided reflecting a value of $930,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110777492	5446a02b-4e5a-e411-8daf-d8d385e1d166	10/22/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA was not provided.	10/27/2014		10/27/14: CDA provided reflecting a value of $636,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 40.93% DTI, max allowed 43%; FICO is higher than guideline minimum 744 FICO, Min allowed 720; Reserves are higher than guideline minimum 63 months reserves, min req 12 months

110777492	73b00aa2-4e5a-e411-8daf-d8d385e1d166	07/14/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
The borrower was short liquid funds to close. The cash to close required was $85,033.47 and the borrower only showed liquid funds in the amount of $50,438.18.  Please provide evidence of liquidation of asset #3 account listed on 1003 or evidence of where the additional funds came from.
															10/30/2014
10/30/2014: The asset #3 account listed on 1003 in question shows CASH in the amount xx,xxx.xx. Please re-review account. Asset #2 acct listed on 1003 checking shows xx,xxx.xx and Asset #1 acct listed on 1003 shows xx,xxx.xx totaling xxxx Thanks,
																	10/30/14: Audit reanalyzed the loan file and determined the borrower does have sufficient funds to close in the amount of $88,658.25. FTC required $85,033.47. Condition cleared.
 DTI is lower than guideline maximum 40.93% DTI, max allowed 43%; FICO is higher than guideline minimum 744 FICO, Min allowed 720; Reserves are higher than guideline minimum 63 months reserves, min req 12 months

110777492	e284ad4b-4e5a-e411-8daf-d8d385e1d166	10/22/2014	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance	Applicable lender guidelines do not allow assumability of the mortgage, however the Final TIL shows the loan is assumable.
10/22/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 40.93% DTI, max allowed 43%, FICO 744, minimum required 720, and 63 months reserves, min 12 months required.  The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

 DTI is lower than guideline maximum 40.93% DTI, max allowed 43%; FICO is higher than guideline minimum 744 FICO, Min allowed 720; Reserves are higher than guideline minimum 63 months reserves, min req 12 months

110804373	829391e3-a75b-e411-8daf-d8d385e1d166	10/24/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in loan file.	10/28/2014		10/28/2014: CDA provided reflecting reconciled value of $835,000 or 0% variance. Condition cleared.
110801621	c0242990-396b-e411-8daf-d8d385e1d166	11/13/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA report not provided in file.	11/13/2014		11/16/2014: A CDA provided a reconciled value of $ 495,000 at -12.4% variance. Condition cleared.			FICO is higher than guideline minimum 804 > 720; Reserves are higher than guideline minimum 61.20 months > 9 months; Years on Job 14.83 & 15.58 years on jobs
110801621	8e51dd22-b06d-e411-8daf-d8d385e1d166	11/16/2014	Property	Appraised value not supported	2	1	Cleared	A	A	VA	A	A	Value	CDA provided a reconciled value of $ 495,000 at -12.4% variance, a field review is required.	11/16/2014		11/16/2014: : Appraisal Field Review Report dated 10/23/2014 supports the appraised value of $565,000. Condition cleared.			FICO is higher than guideline minimum 804 > 720; Reserves are higher than guideline minimum 61.20 months > 9 months; Years on Job 14.83 & 15.58 years on jobs
110801621	eb233a50-386b-e411-8daf-d8d385e1d166	07/14/2015	Credit	Missing Note	920	1	Cleared	A	A	CA	A	A	Legal Documents	Missing second mortgage Note for simultaneous second mortgage for $55,900.00.	11/16/2014		11/16/2014: HELOC Agreement and Mortgage for 2nd lien provided. Condition cleared.			FICO is higher than guideline minimum 804 > 720; Reserves are higher than guideline minimum 61.20 months > 9 months; Years on Job 14.83 & 15.58 years on jobs
110800069	7e054c54-f14e-e411-8daf-d8d385e1d166	10/08/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	10/09/2014		10/09/2014: CDA provided reflecting reconciled value of $940,000 or 0% variance. Condition cleared.
110767321	82c79afc-145a-e411-8daf-d8d385e1d166	10/22/2014	Compliance	Missing Final HUD-1	2922	1	Cleared	A	A	RA	A	A	RESPA
The Final HUD-1 in file and reflecting the RESPA tolerance cure is not signed by the Borrowers or stamped true certified by the settlement agent.  The Final HUD-1 stamped true certified in file does not reflect the required RESPA tolerance cure.
															10/24/2014		10/24/2014: Final HUD-1 with RESPA tolerance cure is certified by the title agent. Condition cleared.			Years in Field 20 years in field.; Years in Primary Residence 11 years in departing primary residence.; Years Self Employed 11 years self-employed.
110767321	6737cecb-2a59-e411-8daf-d8d385e1d166	10/21/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Report not provided in file.	10/22/2014		10/22/2014: CDA provided reflecting a value of $565,000.00 which is 0.0% variance. Variance within acceptable tolerance. Condition cleared.			Years in Field 20 years in field.; Years in Primary Residence 11 years in departing primary residence.; Years Self Employed 11 years self-employed.
110767321	fb2fa5e6-365a-e411-8daf-d8d385e1d166	07/14/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing Final HUD-1 evidencing sale, net proceeds for sale and payoff for departing primary residence not provided in file.  If departing primary residence sold post-closing of subject then provide proof of PITIA documentation.
															10/24/2014
10/24/2014: Final seller's HUD-1 for departing residence indicates the mortgage payoff and also reflects the departing the residence was sold the same day of the subject property closing. Condition cleared.
																				Years in Field 20 years in field.; Years in Primary Residence 11 years in departing primary residence.; Years Self Employed 11 years self-employed.
110767321	2d8ed7d3-3e5a-e411-8daf-d8d385e1d166	07/14/2015	Credit	Insufficient asset documentation in file - assets do not cover closing costs	29	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Insufficient asset documentation in file to cover closing costs. Asset documentation in file is short $59,214.01 to cover closing costs. Subject HUD-1 reflects cash required to close in the amount of $117,153.61. File contains asset documentation for closing costs totaling only $57,939.60 to include: verified earnest money deposit of $2,500.00, asset #1 account listed on 1003 balance of $xx,xxx.xx, asset #2 listed on 1003 with balance of $xx,xxx.xx and asset #3 listed on 1003 balance of $x.xx. File additionally contains asset documentation reflecting Borrower's 401K plan with 09/29/2014 balance of $xxx,xxx.xx; however, Lender's Guidelines restrict the use of 401K funds to assets available for reserves only. Provide Final HUD-1 evidencing sale, net sale proceeds in excess of $xx,xxx.xx and payoff of Mortgage for departing primary residence.
															10/29/2014		10/29/14: Received final HUD-1 from sale of previous home showing $xxx,xxx.xx to the borrower. Borrower has plenty of liquid assets for FTC and reserves. Condition cleared.			Years in Field 20 years in field.; Years in Primary Residence 11 years in departing primary residence.; Years Self Employed 11 years self-employed.
110767321	f7eabfd6-375a-e411-8daf-d8d385e1d166	10/22/2014	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
Fee totals of $782.00 in the GFE column vs $866.00 charged to the borrowers resulted in a 10.7417% increase which is greater than 10% allowable.  A lender credit in the amount of $5.80 would be required to cure the tolerance issue.  A lender credit in the amount of $5.80 is reflected on the Final HUD-1 in file; however, the Final HUD-1 is not signed by the Borrowers or stamped true certified by the settlement agent.
															10/30/2014		10/30/14: Final HUD1 stamped true and certified received. A lender credit in the amount of $5.80 is reflected on the Final HUD-1. Loan will be rated a Fitch B.			Years in Field 20 years in field.; Years in Primary Residence 11 years in departing primary residence.; Years Self Employed 11 years self-employed.
110844277	83d85cba-646b-e411-8daf-d8d385e1d166	11/13/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Review Appraisal Missing: A CDA Report was not provided.	11/17/2014		11/17/2014: CDA provided in the loan file reflecting reconciled value of $950,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 39.01% DTI; FICO is higher than guideline minimum 786 credit score; Years on Job 11 years same job
110844277	c7c86502-626b-e411-8daf-d8d385e1d166	11/13/2014	Credit	Failure to obtain Flood Certificate	16	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Flood certificate was not provided.	11/18/2014		11/18/2014: A Flood certification was provided. Condition cleared.			DTI is lower than guideline maximum 39.01% DTI; FICO is higher than guideline minimum 786 credit score; Years on Job 11 years same job
110844277	361527c3-636b-e411-8daf-d8d385e1d166	07/15/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2014 P&L statement and Balance Sheet for 2013 K1 Partnership entity.  Per appendix Q, both a Balance Sheet and a P&L statement are required in order for the loan to be classified as a Qualified Mortgage.
															12/09/2014		12/09/2014: A YTD P&L and Balance Sheet for 2013 K1 Partnership entity was provided. Condition cleared.			DTI is lower than guideline maximum 39.01% DTI; FICO is higher than guideline minimum 786 credit score; Years on Job 11 years same job
110844277	98044da1-1e6c-e411-8daf-d8d385e1d166	07/15/2015	Credit	Missing 4506-T	1702	1	Cleared	A	A	CA	A	A	Legal Documents	Executed 4506-T for 2013 K1 Partnership entity not provided in file.	11/18/2014		11/18/2014: Audit has reviewed the loan documents and determined a signed 4506T was provided by the borrower. Condition cleared.			DTI is lower than guideline maximum 39.01% DTI; FICO is higher than guideline minimum 786 credit score; Years on Job 11 years same job
110801623	650e18d1-0953-e411-8daf-d8d385e1d166	10/13/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA was not provided.	10/13/2014		10/13/14: CDA provided reflecting a value of $765,000 which is a -4.4% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 21.90% DTI, max allowed 43%; FICO is higher than guideline minimum 745 FICO, min allowed 720; Reserves are higher than guideline minimum 14 months reserves, min allowed 12 months

110801623	0518d018-0a53-e411-8daf-d8d385e1d166	07/15/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Balance Sheets for all 4 Schedule C businesses. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.	10/27/2014
10/27/14: YTD Balance Sheets for all companies provided. Condition cleared.
 10/17/2014: Received 2013 Profit and Loss statements , 2013 Balance Sheets and 2014 YTD Profit and Loss statements for all businesses.  YTD balance sheets for all 4 Schedule C businesses were not provided.  Condition remains.

 DTI is lower than guideline maximum 21.90% DTI, max allowed 43%; FICO is higher than guideline minimum 745 FICO, min allowed 720; Reserves are higher than guideline minimum 14 months reserves, min allowed 12 months

110801623	16b4c167-0a53-e411-8daf-d8d385e1d166	07/16/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing PITIA documentation for the Borrower's primary residence.  The credit report shows a mortgage payment, but does not provide escrow or taxes and insurance information. Per the 1003, a higher figure was used for qualifying than what is showing on the credit report for the 1st and 2nd liens.
															10/17/2014		10/17/2014: Mortgage statement for primary residence was provided to evidence PITI payment of $5,370. Condition cleared.
 DTI is lower than guideline maximum 21.90% DTI, max allowed 43%; FICO is higher than guideline minimum 745 FICO, min allowed 720; Reserves are higher than guideline minimum 14 months reserves, min allowed 12 months

110799564	4ec2a285-acd4-e411-8daf-d8d385e1d166	03/27/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	03/31/2015		03/31/15: CDA provided reflecting a value of $693,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 35.21% DTI ; FICO is higher than guideline minimum 725 FICO ; Years on Job Borrower 19 years on job
110799564	46427db8-acd4-e411-8daf-d8d385e1d166	03/27/2015	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Please provide confirmation of monthly HOA fee on subject property.	04/03/2015	04/03/2015: HOA invalid	04/03/2015: Audit has re-analyzed the loan documents and has determine that no HOA is required, subject property is not a PUD. Condition cleared.			DTI is lower than guideline maximum 35.21% DTI ; FICO is higher than guideline minimum 725 FICO ; Years on Job Borrower 19 years on job
110799564	70f85d8e-acd4-e411-8daf-d8d385e1d166	03/27/2015	Credit	Document Error	94	1	Cleared	A	A	CA	A	A	Legal Documents	PUD Rider in file, however Appraisal does not reflect subject as a PUD.	04/03/2015	04/03/2015: Correct mortgage	04/03/2015: Audit review of corrected Mortgage with page 2 reflecting no PUD rider and the letter of intent to record from the title agency is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.21% DTI ; FICO is higher than guideline minimum 725 FICO ; Years on Job Borrower 19 years on job
110844895	67ecbbee-f889-e411-8daf-d8d385e1d166	12/22/2014	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
The GFE reflects fees of $1,250.00 vs. actual fees of $1,425.00 charged on the HUD-1 in the section that cannot increase more the 10%. The amount of restitution is $50.00. The lender credit of $50.00 found on line #205 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and an A for others.
															12/22/2014
12/22/2014 The GFE reflects fees of $1,250.00 vs. actual fees of $1,425.00 charged on the HUD-1 in the section that cannot increase more the 10%. The amount of restitution is $50.00. The lender credit of $50.00 found on line #205 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and an A for others.
																				FICO is higher than guideline minimum 781 FICO; LTV is lower than guideline maximum 75% CLTV ; Reserves are higher than guideline minimum $5,096,041 excess reserves
110844895	4a7a6c1e-ed89-e411-8daf-d8d385e1d166	12/22/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Report not provided in file.	12/22/2014		12/22/2014 CDA provided reflecting a value of $1,210,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 781 FICO; LTV is lower than guideline maximum 75% CLTV ; Reserves are higher than guideline minimum $5,096,041 excess reserves
110844895	03fc03b6-048a-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing hazard insurance declaration	906	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Declaration page for condo blanket insurance shows expired xx/xx/xxxx. Walls in Hazard Insurance coverage not provided in file.	01/02/2015		1/2/2015: Condo blanket policy provided to reflect an expiration date of xx/xx/xxxx and hazard walls-in coverage was also provided. Condition cleared.			FICO is higher than guideline minimum 781 FICO; LTV is lower than guideline maximum 75% CLTV ; Reserves are higher than guideline minimum $5,096,041 excess reserves
110844895	236855f1-038a-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing Evidence of Property Taxes	1687	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of Property Tax amount on primary residence. Tax bill provided in file for primary residence has the incorrect property.	01/02/2015		1/2/2015: Per county tax website, primary resident address converts to the other address, appears to be one in the same. Condition cleared.			FICO is higher than guideline minimum 781 FICO; LTV is lower than guideline maximum 75% CLTV ; Reserves are higher than guideline minimum $5,096,041 excess reserves
110844895	caf48848-048a-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Documentation verifying primary residence address is same property as address on tax bill not provided in file. Insurance provided in file for primary residence shows property address same as tax bill. Lender underwriter notes in file state that the properties are the same, but no documentation provided in file.
															01/02/2015		1/2/2015: Per property profile as well as the county tax website it appears that the addresses are one and the same. Condition cleared.			FICO is higher than guideline minimum 781 FICO; LTV is lower than guideline maximum 75% CLTV ; Reserves are higher than guideline minimum $5,096,041 excess reserves
110800635	6334502d-0a70-e411-8daf-d8d385e1d166	11/19/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	11/21/2014		11/21/2014: CDA provided reflecting reconciled value of $550,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 34.59% DTI; FICO is higher than guideline minimum 751 FICO; Reserves are higher than guideline minimum 22.70 months reserves
110800635	4f0d1234-5170-e411-8daf-d8d385e1d166	07/17/2015	Credit	Missing VOM	916	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Please provide proof 0 x 30 last 12 months on Mortgage listed on credit report (Missing payment history: 09/2014, 10/2014)	11/21/2014		11/21/2014: Revised credit report provided to indicate 0x30 in last 12 months. Condition cleared.			DTI is lower than guideline maximum 34.59% DTI; FICO is higher than guideline minimum 751 FICO; Reserves are higher than guideline minimum 22.70 months reserves
110800635	fd716db0-4b70-e411-8daf-d8d385e1d166	11/19/2014	Credit	Missing Note	920	1	Cleared	A	A	CA	A	A	Legal Documents	Please provided a copy of the 2nd Note and 2nd Deed of Trust.	11/21/2014		11/21/2014: A copy of the HELOC Note and mortgage was provided. Condition cleared.			DTI is lower than guideline maximum 34.59% DTI; FICO is higher than guideline minimum 751 FICO; Reserves are higher than guideline minimum 22.70 months reserves
110800635	daa7ba6f-4e70-e411-8daf-d8d385e1d166	11/19/2014	Credit	Missing Purchase Contract	1597	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing page 7 of the Purchase Contract.	11/30/2014		11/30/2014: Page 7 of sales contract provided. Condition cleared.			DTI is lower than guideline maximum 34.59% DTI; FICO is higher than guideline minimum 751 FICO; Reserves are higher than guideline minimum 22.70 months reserves
110802878	2ebb36d7-0c65-e411-8daf-d8d385e1d166	07/17/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Missing copy of CDA Report.	11/07/2014		11/7/2014: CDA provided by Investor with a value of $575,000, 0% variance. Condition cleared.
 DTI is lower than guideline maximum 24.20% DTI, max allowed 43%, ; FICO is higher than guideline minimum FICO 804, minimum required 720; Reserves are higher than guideline minimum 21.30 months reserves, min 12 months required.

110802878	331cd924-f364-e411-8daf-d8d385e1d166	11/05/2014	Credit	Document Error	94	2	Acknowledged	B	B	CB	B	B	Legal Documents	Final TIL states loan maybe assumable. Guidelines do not allow loans to be assumable.
11/07/2014:: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 24.20% DTI, max allowed 43%, FICO 804, minimum required 720, and 21.30 months reserves, min 12 months required. The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

 DTI is lower than guideline maximum 24.20% DTI, max allowed 43%, ; FICO is higher than guideline minimum FICO 804, minimum required 720; Reserves are higher than guideline minimum 21.30 months reserves, min 12 months required.

110802878	ad0adcfa-f464-e411-8daf-d8d385e1d166	11/05/2014	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Purchase contract states Seller concessions of $750.00, However, Final HUD-1 is showing a seller Closing cost Credit of $5,750.00. Please provide a contract addendum listing all seller concessions.	11/26/2014		11/26/2014: Per the Addendum of clauses to the contract, line 25 reflects a $5000 buyer credit, the general addendum reflects a $750 credit. Condition cleared.
 DTI is lower than guideline maximum 24.20% DTI, max allowed 43%, ; FICO is higher than guideline minimum FICO 804, minimum required 720; Reserves are higher than guideline minimum 21.30 months reserves, min 12 months required.

110805369	6561de9e-f568-e411-8daf-d8d385e1d166	11/10/2014	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance	Final TIL reflects Assumption as "may, subject to conditions", however per Lender Guidelines Assumability is "not allowed".
11/10/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 27.80% DTI, max allowed 43%, FICO 776, minimum required 720, and 16.40 months reserves, min 12 months required. The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.

 DTI is lower than guideline maximum Audit of DTI is 27.80% vs 43% guideline maximum.; FICO is higher than guideline minimum Audit of FICO is 776 vs 720 guideline minimum.; Years in Field Borrower has been in the same field for 14yrs.

110805369	8c418da1-8b67-e411-8daf-d8d385e1d166	11/08/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	11/10/2014		11/10/2014: A CDA report was provided with 0% variance. Condition cleared.
 DTI is lower than guideline maximum Audit of DTI is 27.80% vs 43% guideline maximum.; FICO is higher than guideline minimum Audit of FICO is 776 vs 720 guideline minimum.; Years in Field Borrower has been in the same field for 14yrs.

110805369	5b628586-8b67-e411-8daf-d8d385e1d166	11/08/2014	Credit	Missing VOR	917	1	Cleared	A	A	CA	A	A	Terms/Guidelines	VOR not provided in file.	11/12/2014		11/12/2014: VOR provided dated 10/15/2014 reflecting zero lates in the last 12 months. Condition cleared.
 DTI is lower than guideline maximum Audit of DTI is 27.80% vs 43% guideline maximum.; FICO is higher than guideline minimum Audit of FICO is 776 vs 720 guideline minimum.; Years in Field Borrower has been in the same field for 14yrs.

110846414	821e33a4-2a91-e411-8daf-d8d385e1d166	01/07/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	01/07/2015		01/07/14: CDA provided reflecting a value of $879,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 39.15% DTI; FICO is higher than guideline minimum 775 FICO; Years in Primary Residence 20 years
110846414	705f1a48-af92-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Approval required the appraiser to add $3064 seller credit to page 1 of the appraisal. Evidence credit was added not provided in file.	01/09/2015
01/9/2014: Revised Appraisal provided to reflect the seller credit of $3,064 on page 1 of the appraisal. Condition cleared.
 01/07/2015: Lender provided addendum to purchase contract showing the seller credit. Seller credit should be showing on the 1st page of the appraisal report. Please provide updated appraisal report showing the seller credit. Condition remains.
																				DTI is lower than guideline maximum 39.15% DTI; FICO is higher than guideline minimum 775 FICO; Years in Primary Residence 20 years
110846414	ac53401c-af92-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of HOA dues for primary residence not provided in file	01/15/2015
1/15/2015: A processor's cert as well as a revised 1008 and 1003 application was provided to indicate the $310 for the present residence was entered in error as the $310 is the annual HOA dues for the subject residence which is reflected on the appraisal. Condition cleared.
 01/07/2015: Lender provided tax and insurance documentation.  Missing HOA dues statement to confirm monthly pmt.  Condition remains.  1/12/15 The final 1003/1008 indicates that the borrowers pay $310 monthly for HOA fees for their primary residence located.  Condition remains for written evidence of the $310 per month.
																				DTI is lower than guideline maximum 39.15% DTI; FICO is higher than guideline minimum 775 FICO; Years in Primary Residence 20 years
110846414	d28a4cd0-2891-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Signed 2012 and 2013 tax returns not provided in file. Copies in file are unsigned.	01/07/2015		01/07/2015: Signed returns provided. Condition cleared.			DTI is lower than guideline maximum 39.15% DTI; FICO is higher than guideline minimum 775 FICO; Years in Primary Residence 20 years
110846414	007e5d77-2991-e411-8daf-d8d385e1d166	12/31/2014	Compliance	Missing Initial Escrow Account Disclosure	1672	1	Cleared	A	A	RA	A	A	General Compliance	Initial Escrow Account Disclosure not provided in file.	01/07/2015		01/07/2015: Initial Escrow disclosure provided matching the amount of escrows on the HUD. Condition cleared.			DTI is lower than guideline maximum 39.15% DTI; FICO is higher than guideline minimum 775 FICO; Years in Primary Residence 20 years
110838884	72935219-368d-e411-8daf-d8d385e1d166	01/08/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	01/08/2015		12/30/2014: CDA provided reflecting reconciled value of $850,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 19.55% DTI; FICO is higher than guideline minimum 766 FICO; Years Self Employed 9 years self employed
110838884	e26b99e3-378d-e411-8daf-d8d385e1d166	01/06/2015	Credit	Missing Lease agreement	2639	1	Cleared	A	A	CA	A	A	Legal Documents
Missing current lease/rental agreement for rental property located at REO property. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.
															01/06/2015	Can this please be waived? We don't need the rental income for this property to qualify. None was used.	01/06/2015: Audit reviewed the lender rebuttal and has determine that rental income was not used to qualify, and therefore QM does not apply. Condition cleared.			DTI is lower than guideline maximum 19.55% DTI; FICO is higher than guideline minimum 766 FICO; Years Self Employed 9 years self employed
110838884	454b270f-388d-e411-8daf-d8d385e1d166	01/06/2015	Credit	Missing HUD from sale of other property owned	1667	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 to evidence the sale of other REO property.	01/06/2015	HUD	01/06/2015: Audit review of signed final HUD for other REO property documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 19.55% DTI; FICO is higher than guideline minimum 766 FICO; Years Self Employed 9 years self employed
110838884	1094762a-388d-e411-8daf-d8d385e1d166	01/06/2015	Credit	Insufficient Reserves	6	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient reserves in the amount of $24,040.99. Underwriter comment in file references an exception to use business account.		exception granted
1/7/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 19.55 DTI, 766,FICO and 128.20 months . Using the borrower’s business funds for reserves is non-material to the  overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
 01/06/2015: Audit reviewed the lender rebuttal and has determine that the bank statements and exception granted that was provided by Investor with a cash balance of $701,087.40 is sufficient to cover reserves. Condition cleared.
																		Exception	Originator	DTI is lower than guideline maximum 19.55% DTI; FICO is higher than guideline minimum 766 FICO; Years Self Employed 9 years self employed
110845120	86545c91-4097-e411-8daf-d8d385e1d166	01/08/2015	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 25.80% DTI, max allowed 43%,745 FICO , minimum required 720, and 25.80 months reserves, Min. 12 months required.
																	01/08/2015: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
 FICO is higher than guideline minimum Min FICO 720, Bwr FICO is 745; Reserves are higher than guideline minimum Reserves required 12 mo, bwr has 21.65 months reserves. ; Years on Job Bwr. has been on job 9.10 years.

110845120	7f4d5ed6-9096-e411-8daf-d8d385e1d166	01/07/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	01/13/2015		1/13/15 CDA provided reflecting reconciled value of $860,000 or 0% variance. Condition cleared.
 FICO is higher than guideline minimum Min FICO 720, Bwr FICO is 745; Reserves are higher than guideline minimum Reserves required 12 mo, bwr has 21.65 months reserves. ; Years on Job Bwr. has been on job 9.10 years.

110845120	8f87ebf2-9b96-e411-8daf-d8d385e1d166	01/07/2015	Credit	Missing W-2	2794	1	Cleared	A	A	CA	A	A	Income/Employment	The file is missing W2's for 2013 and 2012. Additional conditions may apply.	01/14/2015		1/14/2015: 2013 and 2012 W2s were provided for the borrower. Condition cleared.
 FICO is higher than guideline minimum Min FICO 720, Bwr FICO is 745; Reserves are higher than guideline minimum Reserves required 12 mo, bwr has 21.65 months reserves. ; Years on Job Bwr. has been on job 9.10 years.

110845120	e6dc84fc-9a96-e411-8daf-d8d385e1d166	01/07/2015	Credit	Failure to obtain Verification of Mortgage	855	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Guidelines require 24 months mortgage history. The credit report only verifies mortgage history back to 04/2013. Please provide VOM or credit supplement to complete a full 24 months of mortgage verification for the borrower.
															01/14/2015		1/14/2015: A credit supplement was provided to reflect 20 month mortgage history from 04/13 12/14, per guidelines a 12 month mortgage history is required. Condition cleared.
 FICO is higher than guideline minimum Min FICO 720, Bwr FICO is 745; Reserves are higher than guideline minimum Reserves required 12 mo, bwr has 21.65 months reserves. ; Years on Job Bwr. has been on job 9.10 years.

110844916	344bf77c-e386-e411-8daf-d8d385e1d166	12/18/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	12/26/2014		12/26/14: CDA provided reflecting a value of $1,575,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum $2,593,817 excess reserves; Years on Job 14 years same job
110844916	121de285-e386-e411-8daf-d8d385e1d166	12/18/2014	Compliance	Missing Documentation	2814	1	Cleared	A	A	RA	A	A	Legal Documents	Evidence of application date of 10/24/2014 not provided in file	01/08/2015	initial disclosures dated 10/24/14	01/08/2015: Audit review of cover letter dated 10/24/2014 reflecting that the Uniform Residential Loan Application was provided to the borrower is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum $2,593,817 excess reserves; Years on Job 14 years same job
110844916	fc44d881-e486-e411-8daf-d8d385e1d166	01/14/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Schedule E of 2012/2013 tax returns show mortgage interest for property listed as REO #5 on 1003.  Please provide mortgage statement or evidence property is free & clear.  Ratios to be recalculated, additional conditions may apply.
															01/14/2015		1/14/2015: Abstract statements provided to indicate mortgage was opened and per the credit report the mortgage loan was closed. Hazard insurance does not reflect a mortgagee. Condition cleared.			FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum $2,593,817 excess reserves; Years on Job 14 years same job
110844916	d77e84cf-f086-e411-8daf-d8d385e1d166	01/14/2015	Credit	Missing Lease agreement	2639	1	Cleared	A	A	CA	A	A	Legal Documents
Missing current lease/rental agreement for rental property listed as REO #3, #4, #5 on 1003.  Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
															01/14/2015		1/14/2015: Current lease agreements for REO's listed as #3, #4, #5 on 1003 were provided. Condition cleared.			FICO is higher than guideline minimum 791 FICO; Reserves are higher than guideline minimum $2,593,817 excess reserves; Years on Job 14 years same job
110844894	da6fca03-5d81-e411-8daf-d8d385e1d166	12/11/2014	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	12/19/2014		12/19/2014: CDA provided reflecting reconciled value of $1,650,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 19.94%. DTI; FICO is higher than guideline minimum 785 FICO; Reserves are higher than guideline minimum $441,885 excess reserves
110844894	70016a66-5d84-e411-8daf-d8d385e1d166	10/20/2016	Credit	Missing verbal verification of employment	919	1	Cleared	A	A	CA	A	A	Income/Employment	A verbal verification of employment within 10 days of the Note was not provided.	12/16/2014		12/16/2014: A verbal verification of employment within 10 days of closing was provided for the borrower and co-borrower. Condition cleared.			DTI is lower than guideline maximum 19.94%. DTI; FICO is higher than guideline minimum 785 FICO; Reserves are higher than guideline minimum $441,885 excess reserves
110844894	05011d82-6981-e411-8daf-d8d385e1d166	12/11/2014	Credit	LTV exceeds guidelines	2	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	LTV of 80% exceeds guideline maximum of 75% for this Second Home transaction.
12/16/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 19.94% max allowed 43%, FICO 785, Min allowed 720, 56.40 months reserves with 18 months required. A LTV of 80% is non-material to the  overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Exception	Originator	DTI is lower than guideline maximum 19.94%. DTI; FICO is higher than guideline minimum 785 FICO; Reserves are higher than guideline minimum $441,885 excess reserves
300001168	1e5d2113-6aad-e411-8daf-d8d385e1d166	02/05/2015	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA
HUD-1 line 205 reflects a tolerance cure in the amount of $11.00 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.
															02/05/2015
HUD-1 line 205 reflects a tolerance cure in the amount of $11.00 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.
																				FICO is higher than guideline minimum 788 FICO; Reserves are higher than guideline minimum $205,514 excess reserves; Years on Job 6.5 years on current job
300001168	2eedc4bf-69ad-e411-8daf-d8d385e1d166	02/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	02/09/2015		2/9/2015: CDA provided reflecting reconciled value of $860,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 788 FICO; Reserves are higher than guideline minimum $205,514 excess reserves; Years on Job 6.5 years on current job
300001168	c508529c-6aad-e411-8daf-d8d385e1d166	02/05/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Missing current Balance Sheet for Corporation entity. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.	02/19/2015	02/06/2015: PROFIT AND LOSS SHEET
2/19/15: Balance sheet for Corporation entity for year end 2014 provided.  Condition cleared. 2/18/2015: A Balance Sheet was not attached. Condition remains.
2/9/2015: A YTD P&L for Corporation entity was received, however a balance sheet was not provided. Condition remains.
 02/06/2015: Audit review of all documentation submitted found only the Profit and Loss Statement and not the Balance Sheet. Still missing current Balance Sheet for Corporation entity.  Condition remains.
																				FICO is higher than guideline minimum 788 FICO; Reserves are higher than guideline minimum $205,514 excess reserves; Years on Job 6.5 years on current job
300008345	7b34fe38-6ad1-e411-8daf-d8d385e1d166	03/23/2015	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 07/02/14/ & 09/18/14 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 37.974% DTI, max allowed 43%, FICO 776, minimum required 740, and  months reserves, min 24 months plus 6 required.
																	03/23/2015: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.			DTI is lower than guideline maximum 38.26% DTI; No Mortgage Lates Per CBR in file. ; Years on Job 11 years for the borrower 10 years for the coborrower.
300008345	5c8eabaa-79d1-e411-8daf-d8d385e1d166	03/23/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in the file.	03/27/2015		3/27/15 CDA report with 0% variance provided. No market or eligibility issues noted.			DTI is lower than guideline maximum 38.26% DTI; No Mortgage Lates Per CBR in file. ; Years on Job 11 years for the borrower 10 years for the coborrower.
300008345	a3608491-76d1-e411-8daf-d8d385e1d166	03/23/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Retirement funds listed on 1003 or Deferred Plan funds used for reserves. Missing terms of withdrawal.	04/09/2015	04/09/2015: terms of withdrawal 04/01/2015: Per Lender/Investor guidelines, terms of withdrawal not explicitly required for 401K and IRA accounts when used as reserves.
04/09/2015: Audit has analyzed the withdrawal terms of the documents provided.  Documentation submitted is deemed acceptable, condition cleared.
 04/01/2015: Audit reviewed the lender guidelines pg 30 which states that "some retirement plans have restrictions on how funds can be assessed. Retirement funds cannot be used to meet reserve requirement if the withdrawals are only allowed upon the borrower's 1) Employment termination 2) Retirement (unless of age) or 3) Death." Unable able to determine if the borrower's plan has these restrictions without the terms of withdraw. Condition remains.
																				DTI is lower than guideline maximum 38.26% DTI; No Mortgage Lates Per CBR in file. ; Years on Job 11 years for the borrower 10 years for the coborrower.
300008345	4cf2856d-89d1-e411-8daf-d8d385e1d166	03/23/2015	Credit	Insufficient Reserves	6	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Verified assets $284,009.26 minus 24 months reserves subject $149,456.64, reserves needed for departure residence; $22,329.60 minus funds to close $114,893.00 = -$2,669.98. According to the guidelines , if the current residence is converting to a second home upon the purchase of a new principal residence or pending sale, but will not close prior to the new transaction then 6 months of reserves is required on the converted property and full PITIA to be counted against the borrower.

3/27/15 Purchase of a new primary - closed xx/xx/xxxx, received HUD I for the departing property netting $396K but didn't close until xx/xx/xxxx.  When the loan was underwritten, Audit counted the full payment of the departing property in the DTI and counted 6 months reserves.   Borrowers were only short $2669.98 reserves. (Verified assets $284,009.26 minus 24 months reserves subject $149,456.64, reserves needed for departure residence; $22,329.60 minus funds to close $114,893.00 = -$2,669.98.)  Guides state if the current residence is converting to a second home upon the purchase of a new principal residence or pending sale, but will not close prior to the new transaction then 6 months of reserves is required on the converted property and full PITIA to be counted against the borrower.  Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows:  now have evidence that the property sold,  we are still counting the full payment in the DTI, the shortage was minimal,  borrowers fico 776, and borrowers have now have netted $396K.  Audit has reviewed the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
																		Exception	Originator	DTI is lower than guideline maximum 38.26% DTI; No Mortgage Lates Per CBR in file. ; Years on Job 11 years for the borrower 10 years for the coborrower.
300008345	50907dc1-92d1-e411-8daf-d8d385e1d166	03/23/2015	Credit	Failure to obtain Permanent Resident Alien Card	67	1	Cleared	A	A	CA	A	A	Legal Documents	Permanent resident alien card for Borrower not provided in file	03/27/2015		3/27/15 received evidence of the borrowers Permanent Resident Alien Status. Card expires xx/xx/xxxx. Condition cleared.			DTI is lower than guideline maximum 38.26% DTI; No Mortgage Lates Per CBR in file. ; Years on Job 11 years for the borrower 10 years for the coborrower.
300001585	5fe02844-ca92-e411-8daf-d8d385e1d166	01/02/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file.	01/09/2015	Hello, Can Investor please upload their CDA? Thanks
01/09/14: CDA provided reflecting a value of $628,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
1/9/2015: Condition was rejected as Investor will not be able upload the CDA if a condition is in the waiting queue. Therefore, rejecting again so queue will be available for when Investor uploads the CDA.
 01/08/2015: A CDA Report was not provided. Condition remains.
																				DTI is lower than guideline maximum 22.96% DTI; FICO is higher than guideline minimum 740 FICO; Reserves are higher than guideline minimum $109,410 excess reserves
300001585	41e6155a-ca92-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing mortgage/deed of trust	905	1	Cleared	A	A	CA	A	A	Legal Documents
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording.
															01/08/2015		01/08/2015: Audit review of mortgage recording information documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.96% DTI; FICO is higher than guideline minimum 740 FICO; Reserves are higher than guideline minimum $109,410 excess reserves
300001585	538f362c-cb92-e411-8daf-d8d385e1d166	01/02/2015	Credit	Missing VOR	917	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower's have been renting their current residence for 5 yrs. Missing Verification of Rent for the past 12 months.	01/09/2015		1/9/2015: A VOR from the landlord as well as 19 months of rental history was provided. Condition cleared.			DTI is lower than guideline maximum 22.96% DTI; FICO is higher than guideline minimum 740 FICO; Reserves are higher than guideline minimum $109,410 excess reserves
300001585	97a5d2ca-ec94-e411-8daf-d8d385e1d166	01/05/2015	Credit	Incomplete Documentation	2655	1	Cleared	A	A	CA	A	A	Legal Documents	The credit report is missing the bottom of page 2.	01/08/2015	Credit report	01/08/2015: Audit review of the complete copy of the credit report documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 22.96% DTI; FICO is higher than guideline minimum 740 FICO; Reserves are higher than guideline minimum $109,410 excess reserves
300001585	5d1b0492-ca92-e411-8daf-d8d385e1d166	01/02/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
The GFE reflects fees of $687 vs. actual fees of $758.10 were charged on the HUD-1 in the section that cannot increase more that 10%. The amount of restitution is $2.40.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
															01/02/2015		The lender credit of $2.40 found on line #206 of the HUD-1is sufficient. Loan will be graded a B for Fitch and A for others			DTI is lower than guideline maximum 22.96% DTI; FICO is higher than guideline minimum 740 FICO; Reserves are higher than guideline minimum $109,410 excess reserves
300005753	8b8a2b27-87dc-e411-8daf-d8d385e1d166	04/06/2015	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed
																	The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
300005753	5c2be294-91dc-e411-8daf-d8d385e1d166	04/06/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	– A CDA report was not provided in file.	04/10/2015	04/10/2015: CDA	04/10/2015: A CDA report reflecting a value of $773,000 which is a 0% variance was provided. Condition Cleared.
300008023	12cf094a-49d2-e411-8daf-d8d385e1d166	03/24/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in the file.	03/27/2015		3/27/15 CDA report with 0% variance provided. No market or eligibility issues noted.
300005153	ff822eb1-a0c3-e411-8daf-d8d385e1d166	03/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	03/09/2015		03/09/15: CDA provided reflecting a value of $810,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300008252	bdfe9d30-35dd-e411-8daf-d8d385e1d166	04/07/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report is missing from the file.	04/10/2015	04/10/2015: cda	04/10/2015: A CDA report reflecting a value of $925,000 which is a 0% variance was provided. Condition Cleared.
300008252	07fc7cb3-36dd-e411-8daf-d8d385e1d166	04/07/2015	Compliance	General Compliance Exception	1	2	Acknowledged	B	B	RB	B	B	General Compliance
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender dated 09/18/14 states that assumption is not allowed.

Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 34.75% DTI, max allowed 43%, 792 FICO, minimum required 720, and 88 months reserves, min 12 months required.
																	The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.
300005751	cbbb94b5-a4cc-e411-8daf-d8d385e1d166	03/17/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in the file.	03/20/2015	03/20/2015: CDA	03/20/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.
300006222	fd7cfe3f-97c9-e411-8daf-d8d385e1d166	03/13/2015	Compliance	Good Faith Estimate does not disclose all lender fees charged on the HUD	1754	1	Cleared	A	B	RA	A	A	RESPA
GFE does not disclose all lender fees charged on the HUD.  The GFE reflects transfer taxes as $0.00 vs. actual fees of $4,083.75 charged on the HUD-1. There is no evidence of restitution for $4,083.72 to cure violation.
															03/27/2015
3/27/15 Received copy of the refund check dated 3/20/15 in the amount of $4083.75, copy of the revised HUD I showing the restitution, copy of the letter to the borrower explaining the refund, and copy of the overnight bill to the borrower.  No further documentation required, condition cleared. Loan will be graded a Fitch B.

300006222	d6603569-89c9-e411-8daf-d8d385e1d166	03/13/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in file.	03/27/2015		3.17.15 Field review provided validating appraised value of $1,000,000. Condition cleared.
300006240	2d04495f-f6d2-e411-8daf-d8d385e1d166	03/25/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	03/25/2015		03/25/2015: CDA provided reflecting a value of $1,158,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 40.73% DTI; FICO is higher than guideline minimum 780 FICO; Years on Job 16 years on current job
300006240	580927ed-f6d2-e411-8daf-d8d385e1d166	03/25/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															03/26/2015	03/26/2015: recorded mort	03/26/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 40.73% DTI; FICO is higher than guideline minimum 780 FICO; Years on Job 16 years on current job
300007944	19d7a88a-a9d3-e411-8daf-d8d385e1d166	03/26/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	03/26/2015		03/26/2015: CDA provided reflecting a value of $835,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 18.74% DTI; FICO is higher than guideline minimum 741 FICO; Reserves are higher than guideline minimum $570,235.55 verified excess reserves
300007944	62818244-27d3-e411-8daf-d8d385e1d166	03/25/2015	Credit	Missing evidence of flood insurance	17	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Flood insurance provided in file is not legible	03/27/2015		3/27/15 Legible flood insurance policy provided.			DTI is lower than guideline maximum 18.74% DTI; FICO is higher than guideline minimum 741 FICO; Reserves are higher than guideline minimum $570,235.55 verified excess reserves
300007944	d5975deb-7dd4-e411-8daf-d8d385e1d166	03/27/2015	Credit	Missing Evidence REO Property is Owned Free and Clear	1692	1	Cleared	A	A	CA	A	A	Legal Documents	Evidence that primary residence is owned free & clear not provided in file.	04/06/2015	04/06/2015: title 04/02/2015: Insurance shows mortgagee clause has been removed, 04/01/2015: Mortgage was free and clear
04/06/2015: Audit review of title property profile reflects no current mortgage under the "sale & loan information" section, documentation submitted is deemed acceptable, condition cleared.
04/02/2015: Audit reviewed the lender rebuttal and has determine that a property profile is required as verification that property is free and clear.  Condition remains.
 04/01/2015:  Audit review of all documentation submitted, taxes and insurance, did not include proof that primary residence is owned free & clear.  Condition remains.
																				DTI is lower than guideline maximum 18.74% DTI; FICO is higher than guideline minimum 741 FICO; Reserves are higher than guideline minimum $570,235.55 verified excess reserves
300007944	514c60c2-a9d3-e411-8daf-d8d385e1d166	03/26/2015	Credit	Missing hazard insurance declaration	906	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Hazard insurance provided is an estimate	03/27/2015		3/27/15 Active hazard insurance policy provided. Condition cleared.			DTI is lower than guideline maximum 18.74% DTI; FICO is higher than guideline minimum 741 FICO; Reserves are higher than guideline minimum $570,235.55 verified excess reserves
300007944	61818244-27d3-e411-8daf-d8d385e1d166	03/25/2015	Compliance	Missing Final HUD-1	2922	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 provided is not legible. Unable to complete compliance review. Additional conditions may apply.	04/01/2015	04/01/2015: final legible hud	04/01/2015: Audit review of final HUD-1 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 18.74% DTI; FICO is higher than guideline minimum 741 FICO; Reserves are higher than guideline minimum $570,235.55 verified excess reserves
300007945	af730f9c-ace3-e411-8daf-d8d385e1d166	04/15/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance	Page 14 of the Mortgage was not provided.	04/20/2015		04/20/15: Page 14 of the mortgage provided showing Notary and signature with both the originator and LO NMLS numbers. Condition cleared.
300007945	af026d48-afe3-e411-8daf-d8d385e1d166	04/15/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	04/15/2015		4/15/2015: A CDA Report was provided in file with a reconciled value of $585,000 at 0% variance. Condition cleared.
300007945	5a5097bc-ade3-e411-8daf-d8d385e1d166	04/15/2015	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Proof of mortgage payment for REO listed on 1003 was not provided.	04/21/2015	04/21/2015: Termination
04/21/2015: Audit review of the signed request to terminate an Equity Line of Credit for mortgage on REO, documentation submitted is deemed acceptable. Condition cleared.
 04/20/15: Evidence of PITI provided via a HUD-1 from recent refinance transaction prior to loan consummation of the subject property. Missing evidence that the 2nd Lien on REO was fully closed or left open after pay off.

300007945	a0628125-aee3-e411-8daf-d8d385e1d166	04/15/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
It appears business funds were used for the earnest money deposit, per guidelines business assets are only eligible if a CPA confirms that the borrower has full access to funds and that use of the funds will not adversely impact the business. A CPA letter was not provided.
															04/21/2015
04/21/2015: The earnest money came from Asset #2 listed on 1003 . Attached is transaction history showing $x,xxx wire coming out on xx/xx/xxxx. Also attached is the wire being received by the escrow agent on xx/xx into their business account.

04/21/2015: Audit review of bank statements provided reflects the EMD of $x,xxx from Asset #2 listed 1003 on xx/xx/xxxx and wired into the retirement account on xx/xx/xxxx. EMD was sourced from the Money Market Account to the Business account, documentation submitted is deemed acceptable. Condition cleared.

300007945	c8932546-3be4-e411-8daf-d8d385e1d166	04/16/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment
Borrower's 1040 tax returns indicate a  partnership, 2013 and 2012 K-1s were not provided, if borrower has >25% ownership, full 1065 tax returns for 2013 and 2012 are required as well YTD P&L and Balance Sheet.
															04/20/2015		04/20/15: 2013 K-1 provided for Partnership showing < 25% ownership. Condition cleared.
300007945	2177fe88-ade3-e411-8daf-d8d385e1d166	04/15/2015	Credit	Missing Evidence of Taxes and Insurance	1688	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of taxes and Insurance for primary residence for REO listed on 1003 was not provided.	04/20/2015		04/20/15: Evidence of PITI provided via a HUD-1 from recent refinance transaction prior to loan consummation of the subject property. Condition cleared.
300007945	5c3c4963-93e3-e411-8daf-d8d385e1d166	04/15/2015	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	2807	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and or NMLS reference number was not provided on the mortgage.	04/20/2015		04/20/15: Page 14 of the mortgage provided showing Notary signature with both the originator and LO NMLS numbers. Condition cleared.
300007945	b009f62a-57e4-e411-8daf-d8d385e1d166	04/16/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	The GFE reflects fees of $546.00 vs. actual fees of $687.00 were charged on the HUD-1 in the section that cannot increase more that 10%.	04/16/2015		The lender credit of $86.40 is found on line #206 of the HUD-1. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300007945	5d3c4963-93e3-e411-8daf-d8d385e1d166	04/15/2015	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	2808	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and or NMLS reference number was not provided on the mortgage.	04/20/2015		04/20/15: Page 14 of the mortgage provided showing Notary signature with both the originator and LO NMLS numbers. Condition cleared.
300155333	6f3baf82-ff08-47d1-ad22-4a630891298c	04/27/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	B	RA	A	A	TRID	The CD calculated TIP was 85.331%, the actual calculated TIP was 85.090%, a difference of 0.240%.	05/20/2016	05/20/2016: please see attached
05/20/2016: Audit review of revised CD reflects correct TIP of 85.090%. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	f2a165e6-820c-e611-8544-d8d385e1d166	04/27/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	04/27/2016		05/02/2016: CDA provided reflecting a value of $951,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	3a1e8d12-b10c-e611-8544-d8d385e1d166	04/27/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID	The HOA Dues in Section H of the final Closing Disclosure does not list the name of payee.	05/20/2016	05/20/2016: please see attached
05/20/2016: Audit review of revised CD includes payee to all fees in Sections A, B, C and H,  and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	6df7e1bc-ab10-e611-8544-d8d385e1d166	05/02/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	Escrow - Loan Tie in Fee and Subescrow Fee shown in Section C of LE should be prefixed with Title - .	05/02/2016		05/02/2016: Title prefix is considered non-material. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	fbf9be82-860c-e611-8544-d8d385e1d166	04/27/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Provide updated credit report to confirm payoff of auto loan. The Borrower had a simultaneous closing of subject and a cash out refinance of the departing property.	05/20/2016	05/20/2016: please see attached	05/20/2016: Audit review of updated credit report reflects auto loan as paid and closed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	45b416f0-4403-4e55-8f47-2043836ce1b3	04/27/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The License ID and email of the Settlement Agent is missing.	05/20/2016	05/20/2016: please see attached
05/20/2016: Audit review of CD includes contact information required for the Lender, Real Estate Broker's and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300155333	4d4fdc27-5900-48ed-85f9-8ff9090d24b2	04/27/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID	The initial Closing Disclosure less than 3 days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.	05/20/2016	05/20/2016: please see attached
05/20/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 742; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; Credit report verifies 48 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.64 months reserves

300008455	2891d087-00e2-e411-8daf-d8d385e1d166	04/13/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	04/15/2015	04/15/2015: Final HUD	04/15/2015: Audit review of true certified HUD-1 documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	4986eda5-01e2-e411-8daf-d8d385e1d166	04/13/2015	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	2827	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Right to receive appraisal disclosure not provided in file.	04/15/2015	04/15/2015: APPRAISAL ACKNOWLEDGMENT	04/15/2015: Audit review of Appraisal Disclosure, dated 03/12/2015, is within three days of application date of 03/11/2015. Documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	7b71d9c5-01e2-e411-8daf-d8d385e1d166	04/13/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	04/15/2015	04/15/2015:	04/15/2015: A CDA report reflecting a value of $2,900,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	6e1653da-01e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Source of funds for deposit of $250,00 to Asset #6 listed on 1003 not provided in file.	04/15/2015	04/15/2015: 250k check	04/15/2015: Audit review of check for $250,000 and savings account, not listed on 1003, documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	317c6b4f-02e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	Missing Purchase contract addendum	2664	1	Cleared	A	A	CA	A	A	Legal Documents
Sales contract includes all rugs, cushions & matching pillows, matching ottomans, bathroom ottomans, all outdoor furniture and all TV's.  Value of furnishing letter not provided in file.  Additional conditions may apply upon receipt.
															04/20/2015	04/17/2015: LOE
04/20/2015: Audit reviewed the documentation provided where the appraiser addressed not including personal items in the sales contract.  When personal items are addressed by the appraiser, then the sales contract is not required to be reduced. Both purchase price and sale contract were valued at $2,900,000. Condition cleared. 04/17/2015: Audit reviewed the LOE and has determine that the appraisal supplement, as mentioned within the LOE, is to be provided.  Condition remains.
																				DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	274c9125-02e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															04/15/2015	04/15/2015: Closing Instructions
04/15/2015: Audit review of closing instruction reflecting commitment to record in 1st lien position on or prior to the disbursement date, documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	3803e0d6-03e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of HOA dues for REO #2 listed on 1003 not provided in file.	04/22/2015		04/22/2015: Received processor cert verifying the HOA dues with the management company. Subject property is a condo and lender included the HOI and HOA dues in the DTI. Condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	2559330e-02e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	Missing Tax Transcripts	2792	1	Cleared	A	A	CA	A	A	Income/Employment	2012 and 2013 IRS tax transcripts not provided in file.	04/15/2015	04/14/2015: Transcripts	04/14/2015: Audit review of 2012 & 2013 IRS tax transcripts documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	22b591b2-02e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	LTV Exceeds Guideline Limit	1497	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Lender guidelines dated 10/10/2014 reflect a maximum LTV/CLTV of 70% for loan amounts from $2,000,001 to $3,000,000.
04/22/2015: Audit has reviewed the loan file and has determined that the higher LTV does not affect the overall ability to repay the subject loan. Compensating factors: 35.50% DTI (No rental income was used to qualify), 56 months reserves > 18 required, 771 FICO < 740 and Self Employed for 28 years. Condition Acknowledged and will be rated a B.
																		Exception	Originator	DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	9cb64b09-03e2-e411-8daf-d8d385e1d166	04/13/2015	Credit	General Credit Exception	1	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Lender guidelines dated 10/10/2014 allow for a maximum of 4 financed properties. Borrower has 5 financed properties not including subject: all REO's listed on 1003. Exception not provided in file.
04/22/2015: Audit has reviewed the loan file and has determined that the additional financed properties does not affect the overall ability to repay the subject loan. Compensating factors: 35.50% DTI (No rental income was used to qualify), 56 months reserves > 18 required, 771 FICO < 740 and Self Employed for 28 years. Condition Acknowledged and will be rated a B.
																		Exception	Originator	DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300008455	2791d087-00e2-e411-8daf-d8d385e1d166	04/13/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such.	04/15/2015	04/15/2015: Affiliated Business Disclosure	04/15/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 35.50% DTI; FICO is higher than guideline minimum 771 FICO; Years Self Employed 28.5 years self employed
300166033	c2285704-df28-e611-86f5-d8d385e0a8b2	06/02/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	06/03/2016		06/06/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
300166033	1f130cef-de28-e611-86f5-d8d385e0a8b2	06/02/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	06/03/2016		06/06/2016: CDA provided reflecting a value of $650,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300166033	56afad60-dc2b-e611-86f5-d8d385e0a8b2	06/06/2016	Credit	General Credit Exception	1	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Exception to allow cash out proceeds from the primary refi for the down payment on the subject 2nd home not in file. Cash out proceeds on the primary will be used for down payment on the subject 2nd home & payoff the mortgage on the existing investment property. The investment will then be owned free & clear. Refi on the primary is also being done with Lender.Total original monthly debt for the primary & investment=$4503.06.New payment for primary $1735.28 + hoi/taxes on the investment $183.06=$1918.34.Cash out will be used only for the down payment- not for reserves.
																06/14/2016: docs
06/15/2016: Audit acknowledges that the use of the cash out proceeds from the primary refi for the down payment on the subject 2nd home is outside of guidelines. Loan will be graded a B.
 06/14/2016: Audit reviewed documentation submitted with regards to the primary residence, and has determined that an exception to allow cash out proceeds from the primary refi for the down payment on the subject 2nd home was not in file or provided. Exception is pending review from client.
																		Exception	Originator
300166033	a6ce2d4e-df28-e611-86f5-d8d385e0a8b2	06/02/2016	Compliance	Missing Closing Disclosure / CD Not in File	3227	1	Cleared	A	A	RA	A	A	TRID	A copy of the initial CD is missing from the loan file. Additionally, the Sellers CD provided in the loan file is not legible.	06/08/2016	06/08/2016: initial CD	06/08/2016: Audit reviewed initial CD and Seller CD, and has determined that both documents are deemed acceptable. Condition cleared.
300159121	e34706fc-cfee-4fb9-b275-0d0214b7cab1	05/27/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing 2016 YTD P&L and Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															06/27/2016
06/27/2016: Audit reviewed the documentation, and has determined that the letter from the borrower stating that the business is no longer in operation with no expenses incurred in 2016 was submitted and is deemed acceptable. Therefore no Balance Sheet or P&L would be generated. Condition cleared.
 06/13/2016: Audit reviewed Lender Rebuttal, and has determined that the Schedule C business reflects on 2015 Tax Returns, therefore provide evidence that the Schedule C business has been dissolved. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	b3e6eda6-2c15-47c8-9fe2-90ba5f66cdf4	05/26/2016	Compliance	Naming Convention in Services Borrower DID SHOP Fee (Section C) on C.D. is not consistent with L.E.	3189	1	Cleared	B	B	RB	B	B	TRID	The CD reflects Title Closing Service Letter and Title Endorsement and the LE dated 04/13/2016 reflects Title Attorney Fee and Title Examination Fee. The naming convention is not consistent.	06/13/2016	06/13/2016: post-cons cd and lox
06/13/2016: Audit reviewed CD, the LE/CD fees where the naming convention is not consistent has been corrected on the revised CD, and is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	6e6d0db6-e11b-4563-8115-7d4c68e252b3	05/26/2016	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	3295	1	Cleared	B	B	RB	B	B	TRID
The Estimated Taxes, Insurance & Assessments section on Loan Estimate dated 04/13/2016 indicate that Property Taxes and Homeowner's Insurance are  being escrowed. The Estimate Escrow amount $617.00 incorrectly does not include the amount for additional Property Taxes and Flood Insurance.
															06/13/2016	06/13/2016: post-cons CD and lox
06/13/2016: Audit reviewed lender rebuttal, and has determined that the LE escrows are estimated. An issue would come in if escrows were not disclosed at all or a component of the escrow being established were not disclosed. Escrow difference due to Flood missing from LE. Audit review of revised CD includes Flood escrows, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	40aceead-6a23-e611-86f5-d8d385e0a8b2	05/26/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Loan file is missing the CDA report.	05/26/2016		05/31/2016: A CDA report reflecting a value $607,000.00 which is a 0.00 variance was provided. Variance within acceptable tolerance. Condition Cleared
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	b67c716a-4024-e611-86f5-d8d385e0a8b2	05/27/2016	Compliance	General Compliance Exception	1	1	Cleared	A	A	RA	A	A	General Compliance	Missing Intent to Proceed.	06/02/2016	06/02/2016: intent to proceed
06/02/2016: Audit reviewed Intent to Proceed dated 04/11/2016, and has determined that it was within 10 days after the LE dated 04/11/2016. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	c8210462-3e24-e611-86f5-d8d385e0a8b2	05/27/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2016 YTD Balance Sheet for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															06/27/2016	06/27/2016: lox 06/13/2016: lox
06/27/2016: Audit reviewed the documentation, and has determined that the letter from the borrower stating that the business is no longer in operation with no expenses incurred in 2016 was submitted and is deemed acceptable. Therefore no Balance Sheet or P&L would be generated. Condition cleared.
 06/13/2016: Audit reviewed Lender Rebuttal, and has determined that the Schedule C business reflects on 2015 Tax Returns, therefore provide evidence that the Schedule C business has been dissolved. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	00c84a60-6d24-e611-86f5-d8d385e0a8b2	05/27/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2016 YTD P&L for Borrower's Schedule C Sole Proprietorship.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															06/27/2016	06/27/2016: lox 06/13/2016: lox
06/27/2016: Audit reviewed the documentation, and has determined that the letter from the borrower stating that the business is no longer in operation with no expenses incurred in 2016 was submitted and is deemed acceptable. Therefore no Balance Sheet or P&L would be generated. Condition cleared.
 06/13/2016: Audit reviewed Lender Rebuttal, and has determined that the Schedule C business reflects on 2015 Tax Returns, therefore provide evidence that the Schedule C business has been dissolved. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	11e3fd8b-4224-e611-86f5-d8d385e0a8b2	05/27/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	05/27/2016		05/31/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	4de975f1-a1ca-49ed-bce4-d3bde8c38634	05/27/2016	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	3199	1	Cleared	A	B	RA	A	A	TRID
Services borrower did shop fees in Section C and Section E Recording Fees are subject to 10% tolerance when the borrower chose a service provider not listed on the WLSP.  LE dated 04/13/2016 reflects a fee total of $250.00 ($275.00 at 10%) with no resulting CoC for any subsequent disclosures. Final CD reflects a fee total of $477.00 for a variance/refund required of $202.00 to meet 10% threshold.
															06/13/2016	06/13/2016: post-cons cd and lox
06/13/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	1855c95e-ba38-e611-86f5-d8d385e0a8b2	06/22/2016	Compliance	General Compliance Exception 2	42	1	Cleared	A	A	RA	A	A	General Compliance	Flood certificate is missing the flood cert number.	06/27/2016	06/27/2016: correct flood doc 06/23/2016: flood cert number is in the bottom right corner of doc
06/27/2016: Audit review of Flood Insurance Declaration page documentation submitted is deemed acceptable. Condition cleared.
 06/23/2016: Audit re-analyzed the Flood Documentation within the loan file, and has determined that the Flood INSURANCE Declaration page is missing the Policy Number. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300159121	c1bc07f1-c2f5-483e-a4bd-7d8ad2b5bf26	05/26/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Loan file is missing the Home Loan Toolkit.	06/02/2016	06/02/2016: home loan toolkit
06/02/2016: Audit review of evidence that the Home loan Toolkit was sent on 04/11/2016 was submitted, and is within three days of application date of 04/07/2016. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 56.80 months reserves

300179732	fb5dba33-5a45-e611-86f5-d8d385e0a8b2	07/08/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/11/2016		07/11/16: CDA reflecting a value of $814,000.00 which is a -0.0% variance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.26%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784.; Years in Field Borrower has 24 years in Field.

300179732	b0f535c8-5945-e611-86f5-d8d385e0a8b2	07/08/2016	Credit	Missing Purchase contract addendum	2664	1	Cleared	A	A	CA	A	A	Legal Documents	Purchase contract in the file has an expiration date of xx/xx/xxxx. Please provide a Purchase Contract addendum extending expiration date to xx/xx/xxxx.	07/12/2016
7/12/2016: Purchase contract paragraph 4 indicates an automatic extension of the closing date of upto 10 business days from xx/xx/xxxx.  The loan closed within the 10 business days extension. Condition rescinded.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.26%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784.; Years in Field Borrower has 24 years in Field.

300179732	a1fc5879-fc6a-44ae-b11f-f88fea4fe584	07/08/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
															07/12/2016		7/12/2016: Evidence the Special information booklet/Home loan Toolkit was provided to the borrower within 3 business days of the application was provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.26%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 784.; Years in Field Borrower has 24 years in Field.

300184009	922a9e87-a6cd-4b4c-b5a8-5007f1ce9d4a	07/19/2016	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Missing the Affiliated Business Disclosure.	07/25/2016	07/25/2016: aba	07/25/2016: Audit review of Affiliated Business Disclosure submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300184009	00fcd645-0a86-434a-aa91-997081edc548	07/19/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
The LE dated 06/06/2016 reflects a Credit Report Fee of $50.00 with no resulting COC for any subsequent disclosures. The final CD reflects a Credit Report Fee of 69.25 resulting in a $19.25 refund due for cure.
															07/20/2016
07/20/2016:  Final closing disclosure reflects a tolerance cure in the amount of $19.25 paid to the borrower for a Credit Report charge cure.  Loan will be graded an A for all agencies except for Fitch with a grade of B.

300184009	a1e207ef-e44d-e611-86f5-d8d385e0a8b2	07/19/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	07/20/2016		07/20/2016: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300184009	9193a153-b516-4045-9ec3-40a2c0df2a9c	07/19/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	The loan file is missing a copy of the Home Loan Tool Kit as evidence it was provided to the borrower.	07/25/2016	07/25/2016: home loan toolkit	07/25/20156: Audit review of Home Loan Tool Kit submitted is within three days of application date. Documentation submitted is deemed acceptable, condition cleared.
300184009	36aa0c43-9af2-49f4-995e-ef3d663f58b9	07/19/2016	Compliance	Missing borrower’s documented Intent to Proceed	3328	1	Cleared	A	A	RA	A	A	TRID	Missing borrowers documented Intent to Proceed. Provide Acknowledgement of Intent to Proceed.	07/25/2016	07/25/2016: intent	07/25/2016: Audit reviewed "Notice of Intent to Proceed with Loan Application", documentation submitted was accepted by borrower dated 06/06/2016 and is deemed acceptable. Condition cleared.
300190677	3c08418b-b0f0-4828-933d-b1d758ce0699	07/25/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	The loan file is missing evidence the Home Loan Took Kit was provided to the borrower.	07/29/2016	07/29/2016: home loan toolkit
07/29/2016: Audit review of evidence that the Home loan Toolkit was sent on 06/09/2016 was submitted, and is within three days of application date of 06/08/2016. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; Years on Job Borrower has 7.5 years on job

300190677	0bd63d7c-38ba-4747-80c8-5e4b459c7814	07/25/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The NMLS Number and/or State ID License Number of the Seller's Real Estate Broker is missing.	07/29/2016	07/29/2016: post-con CD
07/29/2016: Audit review of revised CD includes all contact information required for the Lender and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; Years on Job Borrower has 7.5 years on job

300190677	99f9f8b2-8952-e611-86f5-d8d385e0a8b2	07/25/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	07/25/2016		07/26/2016: CDA provided reflecting a value of $702,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; Years on Job Borrower has 7.5 years on job

300190677	9bccf292-6153-e611-86f5-d8d385e0a8b2	07/26/2016	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment
K-1 for partnership listed on Borrower's 2015 1040 Schedule E was not provided. K-1 must be provided to evidence Borrower's percentage of ownership. Additional conditions may apply. The K-1 is required in order for the loan to be classified as a Qualified Mortgage.
															08/17/2016	08/17/2016: k1	08/17/2016: Audit reviewed 2015 K1 for Borrower's 1040 Schedule E entity, and has determined that percentage owned is less than 25%. No other documentation is required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.57%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 777; Years on Job Borrower has 7.5 years on job

300177149	950f76aa-0d21-e611-86f5-d8d385e0a8b2	05/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided	05/24/2016		05/24/2016: CDA provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 33.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years Self Employed Borrower has 6 years self employed

300177149	c84e32f6-0d21-e611-86f5-d8d385e0a8b2	05/23/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment	A Balance Sheet for the Borrower's business dated within 120 days of loan closing was not provided.	05/27/2016		05/27/2016: Received balance sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 33.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years Self Employed Borrower has 6 years self employed

300177149	f37d2fff-ca21-e611-86f5-d8d385e0a8b2	05/24/2016	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents	A Third Party Fraud Report complete with OFAC search on all parties to transaction was not provided.	05/27/2016		05/27/2016: Received third party fraud report. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 33.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years Self Employed Borrower has 6 years self employed

300177149	ca17c55e-4d2b-4349-acac-6da35734c5cb	05/24/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage. A Balance Sheet for the Borrower's business dated within 120 days of loan closing was not provided.	05/27/2016		05/27/2016: Received balance sheet. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 33.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years Self Employed Borrower has 6 years self employed

300177149	420b237f-0c21-e611-86f5-d8d385e0a8b2	05/23/2016	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Lender Affiliated Business Disclosure and Broker Affiliated Business Disclosure were not provided.	05/27/2016		05/27/2016: Received evidence no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 42.99%, loan qualified with DTI of 33.21%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Years Self Employed Borrower has 6 years self employed

110839147	5e74ea28-83ac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents	Third Party Fraud Report not provided in file.	02/11/2015	02/11/2015: fraud	02/11/2015: Audit review of Fraud report documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	bb9da6b4-84ac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing Evidence of Taxes and Insurance	1688	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of taxes and insurance on property listed as REO #2 on the final application was not provided in file.	02/11/2015	02/11/2015: taxes and insurance	02/11/2015: Audit review of insurance documentation submitted is deemed acceptable. Audit pulled taxes from county website on REO property, condition cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	0eb688ee-84ac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of HOA fees on property listed as REO #2 on the final application was not provided in file.	02/13/2015	02/13/2015: hoa	02/13/2015: Audit review of "Processor's Note" with contact name and number at HOA was submitted and is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	f1432805-85ac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Documentation showing what property liability #3 per the credit report secures is not provided in file. Additional conditions may apply.	02/11/2015	02/11/2015: hud showing paid off	02/11/2015: Audit review of executed HUD-1 reflecting payoff to liability #3 documentation submitted is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	ec484ee8-8dac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Terms and conditions under which borrower may withdrawal funds from  401k account not provided in file. Most recent account statement for 401k not provided in file Statement in file is for quarter ending 03/31/2013.
 Source of $87,000 and $35,000 deposits into asset account #2 per final application on 4/12/13 not provided in file.
															02/26/2015	02/26/2015: due to the compensating factors, we waived the requirement for additional statements 02/11/2015: all 401Ks withdrawal terms are dictated by the department of labor
02/26/2015: Audit reviewed the loan file and deducted the large deposits from assets and determined that the 401K assets could be used to qualify based on lender guides at origination and was current at time of application.  Reserves total 50 months.  Condition cleared. 02/26/2015: Audit reviewed the lender rebuttal and cannot make a determination at this time.  Will review and respond accordingly.
 02/11/2015: Audit review of 401k Hardship withdrawal documentation submitted is acceptable, however all other conditions were not provided: (1) Most recent account statement for 401k not provided in file Statement in file is for quarter ending 03/31/2013.(2) Source of $87,000 and $35,000 deposits into asset account #2 per final application on 4/12/13 not provided in file. Condition remains.
																				CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	d2393718-83ac-e411-8daf-d8d385e1d166	02/04/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA report not provided in file.	12/03/2015		02/19/2019: Field Review provided in lieu of CDA reflecting a value of $865,000 which is a -27.92% variance. Variance outside of acceptable tolerance. Appraisal value not supported condition added.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	549db7c6-6cb8-e411-8daf-d8d385e1d166	02/19/2015	Property	Appraised value not supported	2	2	Acknowledged	C	C	VC	C	C	Value	02/19/2015: Utilizing the field review value of $865,000 results in a recalculated LTV of 62.43%, which is within underwriting guideline maximum of 75%. Valuation grade = C.			02/19/2015: Utilizing the field review value of $865,000 results in a recalculated LTV of 62.43%, which is within underwriting guideline maximum of 75%. Valuation grade = C.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	1b6d9d44-8dac-e411-8daf-d8d385e1d166	02/04/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	File is missing the affiliated business disclosure. If the lender, is not affiliated with any other businesses please provide an attestation stating such.	02/11/2015	02/11/2015: no aba	02/11/2015: Audit review of lender statement regarding no Affiliated Businesses at the time loan closed is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	0ee50549-90ac-e411-8daf-d8d385e1d166	02/04/2015	Compliance	Missing Documentation	2814	1	Cleared	A	A	RA	A	A	Legal Documents
Missing evidence of a recorded security instrument, a final title policy with recorded data, closing instructions reflecting security instrument to be recorded or statement from the title company stating the documents have been sent for recording.
															02/13/2015	02/13/2015: recorded UCC 02/11/2015: this is a coop and the security agreement does not get recorded nor is there title on this property.
02/13/2015: Audit review of recorded UCC documentation submitted is deemed acceptable, condition cleared.
 02/11/2015:  Audit reviewed the lender rebuttal and has determine that a UCC Financing Statement is filed with the county as evidence of a shared loan.  A filed UCC form provides public notice of the lender’s security interest in the borrower’s property. Please provide UCC as evidence of lien. Condition remains.
																				CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
110839147	417116ea-9bac-e411-8daf-d8d385e1d166	02/04/2015	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	2880	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	HUD Homeownership Organization Counseling Disclosure not provided in file.	02/05/2015		02/05/15: Audit reanalyzed the loan file and determined that the HUD Homeownership Counseling Disclosure was not required at the time of application. Condition has been cleared.			CLTV is lower than guideline maximum 45% CLTV < 75% maximum CLTV; FICO is higher than guideline minimum 750 FICO > 720 minimum required FICO; Years on Job 18.83 years on job
300000689	cdbe16f1-98ac-e411-8daf-d8d385e1d166	02/04/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	02/10/2015		02/10/15: Valuation report provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000689	7820719a-96ac-e411-8daf-d8d385e1d166	02/04/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided in file.	02/11/2015		2/11/15: AFBD showing no affiliations provided. Condition cleared.
300000689	515c0429-9dac-e411-8daf-d8d385e1d166	02/04/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	File only has one month of asset #1 per final application. Please provide consecutive month verification of accounts.	02/23/2015
02/23/2015: Borrower has another money market account per asset #3 on application with more than enough funds needed for the transaction. The asset #1 accounts  were not needed and not included in the overall scope of underwriting… therefore we did not obtain another months statement.
																	02/23/2015: Audit removed the assets from the asset #1 account and the borrower still has 15.30 > 9 months reserves required. Condition cleared.
300014191	0aba450d-01ed-e411-8daf-d8d385e1d166	04/27/2015	Credit	General Credit Exception	1	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Please provide detailed explanation along with supporting documentation as to why 2014 income per P&L was lower than 2013 & 2012 average income. Borrower letter of explanation in file is insufficient without supporting documentation. Loan does not qualify using lower 2014 income. Additional conditions may apply.
															05/11/2015	05/07/2015: explanation for income	05/11/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determined that the DTI of 42.17% is within guidelines. Condition removed.			DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014191	90ab9afe-01ed-e411-8daf-d8d385e1d166	04/27/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title	Lender guidelines require 12 month chain of title for subject property that includes sales price of property at time of last transfer. 12 month chain of title not provided in file.	05/01/2015	05/01/2015: chain of title	05/01/2015: Audit review of property history reflects sufficient evidence of a 12 month history, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014191	e5469ace-9eda-47dd-b84c-14193a8d3aeb	04/27/2015	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA
Finance Charge under disclosed $1,325.84. Unable to determine cause. There is a lender credit in the amount of $1,216.80. Please provide the addendum to the HUD-1 in order to verify if this was for prepaid finance charges along with the remainder of the under disclosure.
															05/12/2015	05/12/2015: final hud 1 and addendum 05/11/2015: hud addendum
05/12/2015: Audit has re-analyzed the HUD-1 documentation and determined that the $175 signing fee was to a third party, therefore is not included in prepaid fees. Audit review of the breakdown of lender credit documentation submitted is deemed acceptable.  Compliance testing passes. Condition cleared.
 05/11/2015: Audit review of all documentation submitted is deemed unacceptable.  Estimated HUD-1 was provided, no final HUD addendum was attached. Condition remains.
																				DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014191	6966fcf7-2c95-4049-89f2-3b918aa476e4	04/27/2015	Compliance	Prepaid Finance Charges under disclosed	1907	1	Cleared	A	A	RA	A	A	TILA
Finance Charge under disclosed $1,325.84. Unable to determine cause. There is a lender credit in the amount of $1,216.80. Please provide the addendum to the HUD-1 in order to verify if this was for prepaid finance charges along with the remainder of the under disclosure.
															05/12/2015
05/12/2015: Audit has re-analyzed the HUD-1 documentation and determined that the $175 signing fee was to a third party, therefore is not included in prepaid fees. Audit review of the breakdown of lender credit documentation submitted is deemed acceptable.  Compliance testing passes. Condition cleared.
																				DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014191	b9f6de47-ffec-e411-8daf-d8d385e1d166	04/27/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	File is missing the affiliated business disclosure. If the lender, is not affiliated with any other businesses please provide an attestation stating such.	04/30/2015		4/30/2015 Attestation provided verifying Lender does not have any affiliated business relationships with any companies. Condition cleared.			DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014191	9be8dd0b-f3ec-e411-8daf-d8d385e1d166	04/27/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	04/29/2015	04/29/2015: CDA	04/29/2015: A CDA report reflecting a value of $785,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 36.48% DTI; FICO is higher than guideline minimum 782 credit score; Years Self Employed 5 years self employed
300014180	31e80f7f-a3ed-e411-8daf-d8d385e1d166	04/28/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final HUD-1 not provided in loan file. Unable to complete compliance review. Additional conditions may apply upon receipt of the Final HUD-1.	05/06/2015	05/06/2015: Final HUD	05/06/2015: Audit review of true certified copy of Final HUD-1 documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 797 FICO ; Years in Field 27 yrs in field; Years Self Employed 12 yrs self employed
300014180	b394619a-a5ed-e411-8daf-d8d385e1d166	04/28/2015	Credit	Missing Note	920	1	Cleared	A	A	CA	A	A	Legal Documents	Missing page 2 of the note.	05/06/2015	05/06/2015: Note 05/01/2015: Note
05/06/2015: Audit review of the complete copy of Note documentation submitted is deemed acceptable. Condition cleared.
 05/01/2015: Audit review of Note documentation submitted is missing page 2, only pages 1 and 3 were provided.  Condition remains.
																				FICO is higher than guideline minimum 797 FICO ; Years in Field 27 yrs in field; Years Self Employed 12 yrs self employed
300014180	43e74cee-d3ed-e411-8daf-d8d385e1d166	04/28/2015	Credit	Missing Evidence of Taxes and Insurance	1688	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Provide confirmation of monthly taxes and hazard insurance for current property per 1003 application.	05/11/2015	05/11/2015: Tax and HOI info	05/11/2015: Audit review of monthly taxes and hazard insurance documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 797 FICO ; Years in Field 27 yrs in field; Years Self Employed 12 yrs self employed
300014180	932299a9-a6ed-e411-8daf-d8d385e1d166	04/28/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	04/30/2015		04/30/15: CDA provided reflecting a value of $1,160,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 797 FICO ; Years in Field 27 yrs in field; Years Self Employed 12 yrs self employed
300014179	2f44b1ac-c5f8-e411-8daf-d8d385e1d166	05/12/2015	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents	Third party fraud tool not provided which is required to verify OFAC.	05/18/2015	5/18/15 documents uploaded 05/11/2015: ofac
05/18/15 The lender provided the Fraud report. Condition cleared. 05/11/2015: Audit review of all documentation submitted is deemed unacceptable. Credit report is not a Third party fraud tool. Condition remains.
																				DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	a90dc847-f4ec-e411-8daf-d8d385e1d166	04/27/2015	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	2654	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Unable to determine taxes, insurance & HOA fees from the documentation provided in loan file REO #2 per application. Please provide evidence along with conversion from Pounds to US Dollars.	05/20/2015	05/11/2015: taxes, insurance & HOA fees
05/20/2015 The lender provided a copy of the payment coupon, the insurance and the conversion rate. Condition cleared.05/11/2015:  Audit reviewed the lender rebuttal and found no attachments to download.  Condition remains.
																				DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	430e2bf1-63ae-4694-bff7-1791910721c2	04/25/2015	Compliance	Prepaid Finance Charges under disclosed	1907	1	Cleared	A	A	RA	A	A	TILA
Finance Charge is Under Disclosed by $610.58, however Addendum to HUD I not provided breaking down the fees for line 1101 totalling $755.50. HUD I only verified $405.50 in fees - difference of $350 not accounted for.  Unable to complete compliance review, additional conditions may apply including a refund back to the borrowers.
															04/30/2015		04/30/2015: Audit has reviewed under disclosure. Buyer attorney fee in the amount of $1,300 is not included as fee was paid to attorney used for borrower's personal representation. Condition cleared.			DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	94bc6c6b-8167-40a3-a648-46286a1be3ee	04/25/2015	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA
Finance Charge is Under Disclosed by $610.58, however Addendum to HUD I not provided breaking down the fees for line 1101 totalling $755.50. HUD I only verified $405.50 in fees - difference of $350 not accounted for.  Unable to complete compliance review, additional conditions may apply including a refund back to the borrowers.
															04/30/2015	05/20/2015: HUD addendum
05/20/2015: Audit review of HUD addendum documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
 04/30/2015: Audit has reviewed under disclosure. Buyer attorney fee in the amount of $1,300 is not included as fee was paid to attorney used for borrower's personal representation. Condition cleared.
																				DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	c3bcee9f-bbeb-e411-8daf-d8d385e1d166	04/25/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided in loan file dated within 3 days of initial application date of 2/5/15. If no Affiliated Businesses an attestation is required.	05/11/2015	05/11/2015: rebuttal letter	05/11/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	c4bcee9f-bbeb-e411-8daf-d8d385e1d166	04/25/2015	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Special Information Booklet not provided in loan file dated within 3 days of initial application date of 2/5/15.	05/18/2015	5/18/15 document uploaded	5/18/2015 The lender provided proof the Special Information Booklet was sent to the borrower. Condition cleared.			DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	66fc5645-f64b-4e0d-8245-d9f4b1803fd7	04/30/2015	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR	Points and fees in the amount of $16,591.38 exceed 3% Points and fees QM threshold of $16,041.84 by $549.54.	05/20/2015
05/20/2015: Audit reviewed the loan file and determined that $11,040 of the discounts points is considered bona fide and not included in the 3% points and fees tolerance.  Condition cleared.  05/18/2015: Received email from lender and after further review, a HUD Addendum is required to break-down the fees totaled in line 1101.  UW used Misc fee which was causing points and fees to be above the allowed 3%.
																				DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	ebd8941c-da19-4af8-bd07-fbebbd1cbc64	04/29/2015	Compliance	Points and Fees exceed Qualified Mortgage threshold	2852	1	Cleared	A	A	RA	A	A	QM/ATR	Points and fees in the amount of $16,591.38 exceed 3% Points and fees QM threshold of $16,041.84 by $549.54.	05/20/2015
05/20/2015: Audit reviewed the loan file and determined that $11,040 of the discounts points is considered bona fide and not inlcuded in the 3% points and fees tolerance.  Condition cleared.
 05/18/2015: Received email from lender and after further review, a HUD Addendum is required to break-down the fees totaled in line 1101.  UW used Misc fee which was causing points and fees to be above the allowed 3%.
																				DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014179	9535ac6e-aeeb-e411-8daf-d8d385e1d166	04/25/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Review Appraisal Missing - a CDA report was not provided.	04/29/2015	04/29/2015: CDA	04/29/2015: A CDA report reflecting a value of $762,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 30.98% < 43% maximum; No Mortgage Lates 0X30 > 4 years; Reserves are higher than guideline minimum 47.60 months > 18 minimum required
300014177	f6eca65b-b4ea-e411-8daf-d8d385e1d166	04/24/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Review Appraisal Missing - a CDA report was not provided.	04/29/2015	04/29/2015: CDA	04/29/2015: A CDA report reflecting a value of $900,000 which is a 0% variance was provided. Condition Cleared.
300019985	01f9ae34-9604-e511-8daf-d8d385e1d166	05/27/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	05/29/2015	05/29/2015: CDA	05/29/2015: A CDA report reflecting a value of $702,000 which is a 0% variance was provided. Condition Cleared.
300019969	9d40eb63-9004-e511-8daf-d8d385e1d166	05/27/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Review appraisal missing. A CDA report was not provided.	05/29/2015	05/29/2015: CDA
5.29.15 CDA provided reflecting a value of $805,000 or 0% variance. Condition cleared.
 05/29/2015: CDA report provided reflects an incorrect spelling of the street address vs the street address on the Note.   Condition remains.

300019969	c4f5aef2-dba9-4384-9dc7-a7c0196585a4	06/01/2015	Compliance	Final HUD not provided – unable to complete Compliance Review	2172	1	Cleared	A	A	RA	A	A	RESPA	Please provide final executed HUD. All HUDs in file are stamped ESTIMATED.	06/01/2015	06/01/2015: Final HUD1 05/29/2015: Final hud1
06/01/2015: Audit review of true certified copy Final HUD-1 documentation submitted is deemed acceptable. Compliance testing passes. Condition cleared.
 05/29/2015: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.

300019965	6faae1eb-7405-e511-8daf-d8d385e1d166	05/28/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	06/01/2015		06/01/15: CDA provided reflecting a value of $1,715,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300019965	5363a7f6-7505-e511-8daf-d8d385e1d166	05/28/2015	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2015 YTD Balance Sheet for Partnership listed on Borrower's 2013 1120S schedule E.  Per appendix Q, both P&Ls & Balance Sheets are necessary for the loan to be classified as a Qualified Mortgage.
															06/04/2015
06/04/2015: Audit has re-analyzed the loan documents and determined that 2015 YTD Balance Sheet is not required due to application date of 03/05/2015.  The 2014 P&L/Balance Sheet are required and was provided within the loan file. Condition cleared.

300019965	537c65a1-7505-e511-8daf-d8d385e1d166	05/28/2015	Credit	Missing Evidence of HOA Fees	1689	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence of HOA/Coop fee for property #2 listed on schedule of REO of final 1003 dated 05/04/2015 not provided.	06/04/2015	06/04/2015: HOA Pay History	06/04/2015: Audit review of HOA Pay History from 07/02/2013 through 03/09/2015 reflects monthly payment, documentation submitted is deemed acceptable. Condition cleared.
300019965	19ddead8-7505-e511-8daf-d8d385e1d166	05/28/2015	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2015 YTD Profit & Loss for Partnership listed on Borrower's 2013 1120S schedule E.  Per appendix Q, both P&Ls & Balance Sheets are necessary for the loan to be classified as a Qualified Mortgage.
															06/04/2015	06/04/2015: Missing YTD Profit & Loss
06/04/2015: Audit has re-analyzed the loan documents and determined that 2015 YTD Profit & Loss is not required due to application date. The 2014 P&L/Balance Sheet are required and was provided within the loan file. Condition cleared.

300019965	3b4ceb75-5e05-e511-8daf-d8d385e1d166	05/28/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure was not provided.	06/04/2015	06/04/2015: Affiliated Business Disclosure	06/04/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
300019965	b568d6fc-7705-e511-8daf-d8d385e1d166	05/28/2015	Compliance	Good Faith Estimate does not disclose all lender fees charged on the HUD	1754	1	Cleared	A	B	RA	A	A	RESPA	Under the charges that cannot increase, the Final HUD-1 shows an increase in transfer tax fee of $896.50. The Lender was required to provide a cure in the amount of $896.50.	05/28/2015		5/28/2015: Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $896.50. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'
300044286	f53683c1-953b-e511-8daf-d8d385e1d166	08/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	08/10/2015	08/10/2015: CDA	08/10/2015: A CDA report reflecting a value of $795,000 which is a 0% variance was provided. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field Borrower has 18 years in Field

300044286	c9247e97-693c-e511-8d38-d8d385e1d166	08/06/2015	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	2992	1	Cleared	A	A	CA	A	A	Terms/Guidelines	The assessor's parcel number is not consistent between the appraisal, note and title.	08/12/2015	08/12/2015: Rebuttal letter and county info
08/12/2015: Audit review of county tax information reflects tax account number and parcel number are associated with the subject property. Appraisal, Note and Title reflect APN number as same. Documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.33%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813.; Years in Field Borrower has 18 years in Field

300044278	342994e0-5e3c-e511-8d38-d8d385e1d166	08/06/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	08/10/2015	08/10/2015: CDA	08/10/2015: A CDA report reflecting a value of $650,000 which is a 0% variance was provided. Condition Cleared.			No Mortgage Lates 0 x 30 > 84 months ; Reserves are higher than guideline minimum 12 months PITIA reserves > 6 months guidelines reserves. ; Full Documentation Full income documentation loan
300044268	fd5e0890-913b-e511-8daf-d8d385e1d166	08/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	08/10/2015	08/10/2015: CDA	08/10/2015: A CDA report reflecting a value of $1,170,000 which is a 0% variance was provided. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. 0 x 30 > 118 months ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves.; Years in Primary Residence 10 years ownership/Occupancy in departing residence

300044268	e4fccea3-7959-47f7-8efc-68e96562e142	08/06/2015	Compliance	Missing copy of title	1650	1	Cleared	A	A	RA	A	A	Title	Missing copy of title. The preliminary title report in the file does not show the amount of coverage for the subject property.	08/14/2015	08/14/2015: Rebuttal Letter	08/14/2015: Audit reviewed the lender rebuttal and has determined the final HUD-1 reflects Lender title policy limit as acceptable. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. 0 x 30 > 118 months ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves.; Years in Primary Residence 10 years ownership/Occupancy in departing residence

300044268	1d527c09-b83b-e511-8daf-d8d385e1d166	08/05/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of the DATE that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															08/07/2015		08/07/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation provided is deemed acceptable, condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months. 0 x 30 > 118 months ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13 months reserves.; Years in Primary Residence 10 years ownership/Occupancy in departing residence

300044255	687eb9c6-8b3c-e511-8d38-d8d385e1d166	08/06/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided	08/12/2015	08/12/2015: Appraisal Review	08/12/2015: A CDA report reflecting a value of $925,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 30.45% < 43% maximum; FICO is higher than guideline minimum 783 > 700 minimum; Reserves are higher than guideline minimum 243 months > 6 months required
300044255	f2ae27c8-913c-e511-8d38-d8d385e1d166	08/06/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust or evidence the mortgage was sent for recording.
															09/01/2015		09/01/2015: Evidence that the DOT was required to be sent for recording received. Condition cleared.			DTI is lower than guideline maximum 30.45% < 43% maximum; FICO is higher than guideline minimum 783 > 700 minimum; Reserves are higher than guideline minimum 243 months > 6 months required
300044255	e0821e25-433d-e511-8d38-d8d385e1d166	08/07/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	A	RA	A	A	RESPA
Title Service fees located in the incorrect section of HUD-1 result in a tolerance violation.  A lender credit to cure in the amount of $296.60 was not shown on page 1 of the HUD.  Per the title services provider list, the borrower selected the service.
															08/18/2015	08/18/2015: Rebuttal letter	08/18/2015: Audit concurs with the lender rebuttal and has determine that the Title Service fees are located in the correct section of the HUD-1. Condition cleared.			DTI is lower than guideline maximum 30.45% < 43% maximum; FICO is higher than guideline minimum 783 > 700 minimum; Reserves are higher than guideline minimum 243 months > 6 months required
300044254	20a7d8d7-7e3c-e511-8d38-d8d385e1d166	08/06/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	08/11/2015	08/11/2015: Appraisal Review	08/11/2015: A CDA report reflecting a value of $1,455,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300045043	c2a071a6-c145-e511-8d38-d8d385e1d166	08/18/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file	08/19/2015		08/19/15: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.9 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years

300045043	85f905f9-c145-e511-8d38-d8d385e1d166	08/18/2015	Credit	Missing Evidence of HELOC Draw for the Past 12 Months	1696	1	Cleared	B	B	CB	B	B	Terms/Guidelines	Evidence of 12 month draw history on subject property's equity line not provided in file.	09/04/2015	09/04/2015: Heloc Trans history
09/04/2015: Audit acknowledges the printout from HELOC was obtained post-closing with a date of 09/01/2015. Loan will be rated a B. However, the history does not reflect the HELOC as closed, additional condition added.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.9 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years

300045043	9cc91a15-c245-e511-8d38-d8d385e1d166	08/18/2015	Credit	Missing Documentation	724	1	Cleared	B	B	CB	B	B	Legal Documents	Authorization to payoff and close equity line is not executed.	09/04/2015	09/04/2015: Authorization to payoff	09/04/2015: Audit acknowledges the executed Authorization to Close HELOC was signed post-closing with a date of 08/28/2015. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.9 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years

300045043	423ebbb0-1953-e511-8d38-d8d385e1d166	09/04/2015	Credit	Credit Depth/History Violation	2923	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Mortgage history provided for the HELOC was required to be closed.  However, the mortgage history reflects a "decr line amt" which is after disbursement. Provide evidence/letter from HELOC Bank that the credit line has been closed and paid in full with no balance.
																09/08/2015: Payoff shows a $0 balance and a refund of $67.39. HUD 1 shows the payoff that matches the payoff. There is already an approved HELOC closure letter in file.
09/09/2015: Audit reviewed public records and found release of lien.  Since the lender has not produced evidence the line was completely closed at closing: audit followed lender guides by calculating a 2nd lien payment based on IO payment of $444  then calculated a monthly PI pmt based on a 15 year term = $1,136. When including this in the DTI, the DTI is increased to 42.34% and the borrower would have still qualified at origination had the lien not been closed. Lastly, the lender provided an executed lien closure form post-closing.  Loan will be rated a B.
																		Exception	Originator
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of  807; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 19.9 months reserves; Years in Primary Residence Borrower has resided in subject for 7 years

300045032	ce94d719-ed42-e511-8d38-d8d385e1d166	08/14/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDC Report was not provided	08/20/2015		08/20/15: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.67%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves.; Years in Field Borrower has 12 years in Field.

300045032	561ed5dd-8446-e511-8d38-d8d385e1d166	08/19/2015	Credit	Failure to obtain Title	14	1	Cleared	A	A	CA	A	A	Title
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.

															09/01/2015		09/01/2015: Recorded DOT provided condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.67%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves.; Years in Field Borrower has 12 years in Field.

300045032	7d8ecae8-8946-e511-8d38-d8d385e1d166	08/19/2015	Credit	General Credit Exception	1	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	For a Primary Residence, 75% 75% LTV/CLTV, FICO 720. Borrower's FICO per the most recent CBR in the file was 708.
8/27/15: Audit reviewed the borrower's credit profile and has determined that the lower FICO does not affect the overall ability to repay the subject loan.  Condition acknowledged and loan will be rated a B.
																		Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.67%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves.; Years in Field Borrower has 12 years in Field.

300045032	25fe3ba2-8b46-e511-8d38-d8d385e1d166	08/19/2015	Credit	Failure to obtain Hazard Insurance Declaration	15	1	Cleared	A	A	CA	A	A	Legal Documents	File is missing the original declaration page from the homeowner’s insurance policy. Please provide a copy of the declaration page for the subject property. Additional conditions may apply.	08/27/2015		8/27/15 Copy of insurance provided, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.67%.; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19 months reserves.; Years in Field Borrower has 12 years in Field.

300045025	50cd150e-a042-e511-8d38-d8d385e1d166	08/14/2015	Credit	LTV Exceeds Guideline Limit	1497	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Maximum LTV for purchase of a second home is 75.00%, loan was approved at 80.00%.		08/26/2015: Rebuttal for LTV
08/27/2015: Lender's updated guides are dated post-closing. Audit reviewed the credit profile of the borrower and has determined that the higher LTV does not affect the ability to repay the subject loan.  Condition acknowledged and loan will be rated a B. 08/26/2015: Audit reviewed the lender rebuttal and has determined that the most recent guidelines used were Lender Jumbo Fixed and ARM program Summary 2.23.15" with CLTV/LTV for 2nd homes at 75%. Provide dates of the guidelines lender utilized reflecting CLTV/LTV of 80%. Condition remains.
																		Exception	Originator
 FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 in the most recent 24 months, credit report verifies 44 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 15 months reserves, lender qualified with 40.60 months reserves

300045025	608eb011-d745-e511-8d38-d8d385e1d166	08/18/2015	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	2992	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Mortgage and Preliminary Title does not reflect the Assessor's Parcel Number.	08/26/2015	08/26/2015: Rebuttal letter for parcel #, legal description from title and mortgage
08/26/2015: Audit reviewed the lender rebuttal and has determined that the State utilizes the property's block and lot as the parcel number. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 in the most recent 24 months, credit report verifies 44 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 15 months reserves, lender qualified with 40.60 months reserves

300045025	1c875cf3-9f42-e511-8d38-d8d385e1d166	08/14/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided	08/19/2015		08/19/15: CDA provided reflecting a value of $623,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require minimum FICO of 720, loan qualified with FICO of 754; No Mortgage Lates UW Guides require 0x30 in the most recent 24 months, credit report verifies 44 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 15 months reserves, lender qualified with 40.60 months reserves

300045024	aa576280-a043-e511-8d38-d8d385e1d166	08/15/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	08/20/2015		08/20/15: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum The Borrower had an 806 FICO score vs the minimum 740 for Investment property loans ; Reserves are higher than guideline minimum The borrower has 130.60 months in Reserves vs the guideline requirement of 12 months for Investment property plus 6 months for each additional financed property

300066316	7528e99c-0c5b-e511-af87-d8d385e1d166	09/14/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 16.08735%. The Lender was required to provide a cure in the amount of $264.80	09/14/2015
HUD-1 line 206  reflects a tolerance cure in the amount of $264.80 paid to the borrower at close for a title service charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	a106c5e9-bb58-e511-af87-d8d385e1d166	09/11/2015	Credit	Incomplete Documentation	2655	1	Cleared	A	A	CA	A	A	Legal Documents	Bank statement dated 6/24/15-7/24/15 is missing page 12.	09/24/2015	09/24/2015: missing page 12	09/24/2015: Audit reviewed the Bank statement, dated 6/24/15-7/24/15, page 12 that was provided. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	e4934c43-0b5b-e511-af87-d8d385e1d166	09/14/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require verification that funds have been liquidated for closing.  Borrower has $12426.65 liquid.  Cash to close is $133645.26.  Missing evidence funds liquidated from IRA for closing.
															09/22/2015	09/22/2015: Assets rebuttal	09/22/2015: Audit concurs with the lender rebuttal and has determined that the cash account for asset #1 listed on Final 1003 reflects sufficient liquid assets for closing. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	a373bfc1-0b5b-e511-af87-d8d385e1d166	09/14/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title	The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 12 month chain of title that also includes sales price of property at time of transfer.	09/28/2015		09/28/2015: Received copy of title. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	733da9a0-0a5b-e511-af87-d8d385e1d166	09/14/2015	Credit	Assets are not sourced/seasoned	822	1	Cleared	A	A	CA	A	A	Legal Documents
The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require  deposits greater than 25% of monthly income to be sourced.  The borrower has the following deposits to checking account: $xx,xxxx deposited xx/xx/xxxx transferred from an account not provided, $xx,xxx xx/xx/xxxx wired into account and $#xxx xx/xx/xxxx deposit.
															09/24/2015	09/24/2015: assets rebuttal
09/24/2015: Audit concurs with the lender rebuttal and has determined that the  account was not required for assets nor is it needed. Bank statements were used for verification of mortgage history. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	46da6376-e05a-e511-af87-d8d385e1d166	09/14/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment
Per Appendix Q, if any retirement income, such as employer pensions or 401(k)’s, will cease within the first full three years of the mortgage loan, such income may not be used in qualifying.  Loan file missing documentation supporting continuance of pension.
															09/24/2015	09/24/2015: Pension Rebuttal
09/24/2015: Audit reviewed the lender rebuttal, as well as the retirement account, and has determined that together the mutual funds and stocks equal sufficient funds. This amount is sufficient evidence to support a continuance of pension for a full three years. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	ce44e0a7-e05a-e511-af87-d8d385e1d166	09/14/2015	Credit	Missing 4506-T	1702	1	Cleared	A	A	CA	A	A	Legal Documents	The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 4506-T signed at origination and closing. A 4506-T for the business, signed at closing, not provided in file.	09/22/2015	09/22/2015: signed 4506-T	09/22/2015: Audit review of executed 4506-T dated at closing. Documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066316	da328386-bc58-e511-af87-d8d385e1d166	09/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	09/14/2015		09/14/2015: CDA provided reflecting a value of $1,215,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 182 months reserves; Years in Primary Residence Borrower has resided in subject for 14 years; Years Self Employed Borrower has 22 years Self Employed

300066311	359c94da-a458-e511-af87-d8d385e1d166	09/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA Review is missing from the loan file	09/14/2015		09/14/2015: CDA provided reflecting a value of $1,250,000 or 0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Credit Report verifies 60 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.5 months reserves

300066311	e6b26ae4-b658-e511-af87-d8d385e1d166	09/11/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 12 month chain of title that also includes sales price of property at time of transfer.  Evidence of chain of title not provided in file.
															09/25/2015		09/25/2015: Audit review of Title reflects no conveyances within the last 24 months listed on Schedule B - Section 1 #5 Notes, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Credit Report verifies 60 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.5 months reserves

300066311	c2bc4ad5-070b-4a9f-b08a-19e77a86e1c4	09/11/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															09/29/2015	09/22/20015: Intent to Record
09/29/2015: Audit received letter of intent. Condition cleared. 09/22/2015: Audit review of Letter of Intent from the Lender documentation submitted is deemed unacceptable. Provide evidence of recorded mortgage from the Settlement Agent/Title Company stating the documents have been sent for recording, condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Credit Report verifies 60 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.5 months reserves

300066311	ada97f10-a158-e511-af87-d8d385e1d166	09/11/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	10/01/2015		10/01/2015: Lender provided attestation that they have no affiliations. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Credit Report verifies 60 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.5 months reserves

300066311	e472bdbd-a558-e511-af87-d8d385e1d166	09/11/2015	Compliance	Failure to provide proof of OFAC Search	2036	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Third party fraud tool not provided which is required to verify OFAC	09/29/2015	09/21/2015: Risk Manager
09/29/2015: Lender provided evidence that red flag items are cleared. Condition cleared. 09/21/2015: Fraud tool provided is post closing. Audit reviewed and all red flags are not cleared. Lender to address all red flags with comments. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766; No Mortgage Lates Credit Report verifies 60 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.5 months reserves

300066306	82ec24d2-1b5b-e511-af87-d8d385e1d166	09/14/2015	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Page 3 of Final HUD-1 is missing Unable to complete compliance review. Additional conditions may apply.	09/22/2015	09/22/2015: Comparison page 09/21/2015: HUD including page 3
09/22/2015: Audit review of HUD-1 Comparison page documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 09/21/2015: Audit review of documentation submitted is deemed unacceptable. Provide the required RESPA HUD-1 Comparison page that reflects fee and loan term comparisons, condition remains.

300066306	4a2ac44c-a55b-e511-af87-d8d385e1d166	09/15/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance	Exhibit A, legal description, not provided in file.	09/28/2015	09/23/2015: Exhibit A
09/28/2015: Audit received legal description, APN # not required. Condition cleared. 09/23/2015: Audit review of Exhibit A documentation submitted is deemed unacceptable due to missing APN. Provide APN on legal description, condition remains.

300066306	8dd21e98-3d61-e511-af87-d8d385e1d166	09/22/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 50.36%. The Lender was required to provide a cure in the amount of $2,070.60.	09/22/2015		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $2,620.60. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300066306	fe40831c-1c5b-e511-af87-d8d385e1d166	09/14/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	09/16/2015	09/16/2015: CDA	09/16/2015: A CDA report reflecting a value of $1,533,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300066297	d3a21fb8-2e5b-e511-af87-d8d385e1d166	09/14/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	09/16/2015	09/16/2015: CDA	09/16/2015: A CDA report reflecting a value of $685,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 38.00%, loan qualified with DTI of 26.00%; Years on Job Borrower has 8 years employment with same company. ; Full Documentation Loan is Full Doc

300066297	5dc45b20-2f5b-e511-af87-d8d385e1d166	09/14/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Provide a two month savings account history for Bank Account #1 as listed on the final 1003.  The savings account statement provided does not support a consecutive 60 day history, only a 1 month statement provided.  The assets do not meet reserve requirements without inclusion of this account.
															09/21/2015	09/21/2015: rebuttal letter
09/21/2015: Audit has re-analyzed the loan documents and has determined that the bank statements provided reflect dates of 03/18/2015 through 06/16/2015.  Sufficient evidence was provided to support a consecutive 60 day history. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 38.00%, loan qualified with DTI of 26.00%; Years on Job Borrower has 8 years employment with same company. ; Full Documentation Loan is Full Doc

300066295	729b8795-e75b-e511-af87-d8d385e1d166	09/15/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	09/17/2015	09/17/2015: CDA	09/17/2015: A CDA report reflecting a value of $1,500,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300066291	9336775e-a458-e511-af87-d8d385e1d166	09/11/2015	Compliance	Failure to Obtain Final TIL	1597	1	Cleared	A	A	RA	A	A	TILA	Page 2 of the final TIL with the applicable signatures was not provided.	09/16/2015	09/16/2015: Final TIL	09/16/2015: Audit review of executed Final TIL documentation submitted is deemed acceptable. Condition cleared.
300066291	b534a4a2-a458-e511-af87-d8d385e1d166	09/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	09/11/2015		9/11/15: CDA provided reflecting a value of $1,795,000 or 0% variance. Condition cleared.
300072847	8860a507-2069-e511-af87-d8d385e1d166	10/02/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	10/06/2015		10/6/15 CDA report reflecting a value of $818,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 DTI is lower than guideline maximum Audit DTI is 37.11% vs 43% guide maximum. ; FICO is higher than guideline minimum Audit FICO is 805 vs 740 guide minimum.; Reserves are higher than guideline minimum Audit Reserves are 23 mths vs 9 mths minimum.

300072841	7c38f187-b46b-e511-af87-d8d385e1d166	10/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	10/07/2015		10/7/2015 CDA report reflecting a value of $700,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300072828	21078c45-f86c-e511-af87-d8d385e1d166	10/07/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	10/08/2015	10/08/2015: CDA	10/08/2015: A CDA report reflecting a value of $1,830,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300072826	29d89590-816b-e511-af87-d8d385e1d166	10/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	10/07/2015		10/7/2015 CDA report reflecting a value of $850,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	80fed878-cbb0-4156-89e7-3177c68f37e8	10/05/2015	Compliance	Ability to Repay Non-Compliant: DTI is greater than guideline requirement when utilizing ATR qualifying methods	2873	1	Cleared	A	A	RA	A	A	QM/ATR
43.07% DTI > max allowed of 43.00%.  Lender hazard premium used estimated figure of $62.66 vs actual figure $78.00 per month.  Actual policy page 619, verifies premium is $936, binder pg 617 states premium is only $752.
															10/21/2015
10/20/2015: Audit review of Insurance Declaration page, dated 10/20/2015, reflects an expiration date of xx/xx/xxxx with "total annual premium" of $794.  Documentation submitted confirms the "total annual premium", and current DTI is 42.91%. Guidelines have been met, condition cleared.
 10/16/2015: Audit review of documentation submitted is deemed unacceptable. Provide an active insurance binder to reflect the "Total Annual Premium". The binder provided within the loan file expires on xx/xx/xxxx, and reflects a "Total Annual Premium" of $936 which contradicts the confirmation payment of $752. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	093380fb-e1af-4953-aeed-947f4a26398a	10/05/2015	Compliance	Debt to Income Ratio utilizing QM methodology exceeds 43%	2857	1	Cleared	A	A	RA	A	A	QM/ATR
43.07% DTI > max allowed of 43.00%.  Lender hazard premium used estimated figure of $62.66 vs actual figure $78.00 per month.  Actual policy page 619, verifies premium is $936, binder pg 617 states premium is only $752.
															10/21/2015
10/20/2015: Audit review of Insurance Declaration page, dated 10/20/2015, reflects an expiration date of xx/xx/xxxx with "total annual premium" of $794.  Documentation submitted confirms the "total annual premium", and current DTI is 42.91%. Guidelines have been met, condition cleared.
 10/16/2015: Audit review of documentation submitted is deemed unacceptable. Provide an active insurance binder to reflect the "Total Annual Premium". The binder provided within the loan file expires on xx/xx/xxxx, and reflects a "Total Annual Premium" of $936 which contradicts the confirmation payment of $752. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	af1daaef-f01c-4fe5-8413-d5eb48b12ab3	10/05/2015	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
43.07% DTI > max allowed of 43.00%.  Lender hazard premium used estimated figure of $62.66 vs actual figure $78.00 per month.  Actual policy page 619, verifies premium is $936, binder pg 617 states premium is only $752.
															10/21/2015
10/20/2015: Audit review of Insurance Declaration page, dated 10/20/2015, reflects an expiration date of xx/xx/xxxx with "total annual premium" of $794.  Documentation submitted confirms the "total annual premium", and current DTI is 42.91%. Guidelines have been met, condition cleared.
 10/16/2015: Audit review of documentation submitted is deemed unacceptable. Provide an active insurance binder to reflect the "Total Annual Premium". The binder provided within the loan file expires on xx/xx/xxxx, and reflects a "Total Annual Premium" of $936 which contradicts the confirmation payment of $752. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	2c70c0da-836b-e511-af87-d8d385e1d166	10/05/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															10/16/2015	10/16/2015: Recorded Deed of Trust	10/16/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	bb1ef30e-d86b-e511-af87-d8d385e1d166	10/05/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
The GFE reflects transfer taxes as $1438.56 vs. actual fee of $1641.39 charged on the HUD-1.  The amount of restitution is $58.97.  The lender credit of $58.97 found on line #204 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.
															10/05/2015
10/5/15 The GFE reflects transfer taxes as $1438.56 vs. actual fee of $1641.39 charged on the HUD-1.  The amount of restitution is $58.97.  The lender credit of $58.97 found on line #204 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072826	6910395a-7e6b-e511-af87-d8d385e1d166	10/05/2015	Credit	Debt To Income Ratio (DTI)	2870	1	Cleared	A	A	CA	A	A	DTI
43.07% DTI > max allowed of 43.00%.  Lender hazard premium used estimated figure of $62.66 vs actual figure $78.00 per month.  Actual policy page 619, verifies premium is $936, binder pg 617 states premium is only $752.
															10/21/2015	10/20/2015: Current HOI 10/16/2015: Rebuttal letter for insurance premium
10/20/2015: Audit review of Insurance Declaration page, dated 10/20/2015, reflects an expiration date of 09/11/2016 with "total annual premium" of $794.  Documentation submitted confirms the "total annual premium", and current DTI is 42.91%. Guidelines have been met, condition cleared.
 10/16/2015: Audit review of documentation submitted is deemed unacceptable. Provide an active insurance binder to reflect the "Total Annual Premium". The binder provided within the loan file expires on 08/14/2016, and reflects a "Total Annual Premium" of $936 which contradicts the confirmation payment of $752. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80.00%, loan qualified with CLTV of 55.88%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 797; Years on Job Borrower has 13 years on job

300072824	2a3c6ba6-9b6b-e511-af87-d8d385e1d166	10/05/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA report was not provided.	10/07/2015		10/7/2015 CDA report reflecting a value of $712,500 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	7bd9dbce-a55d-4914-a2a4-d2635d9c3b5d	10/06/2015	Compliance	ECOA Non-Compliant: Appraisal not Completed.	2830	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Appraisal completion certificate for appraisal done on 7/26/2015 not provided.	10/26/2015		10/26/2015: Received appraisal completion cert dated post-closing; however, there was a later as-is appraisal located in the loan file stating home was 80% completed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	7eef8246-f07b-e511-99e0-d8d385e0a8b2	10/26/2015	Compliance	Missing Mortgage Rider	1740	1	Cleared	A	A	RA	A	A	General Compliance	Both appraisals indicate the property is located in a PUD. Missing PUD Rider.	10/26/2015		10/26/2015: Executed PUD Rider provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	3f8ea2c6-d028-4c19-9ee2-f8dd0dffbb4d	10/06/2015	Compliance	TIL Interest Rate and Payment Summary is inaccurate	2923	1	Cleared	A	A	RA	A	A	TILA	TIL has escrow amount as $284.05 but should be $593.34 based on verified info in file.	10/15/2015	10/15/2015: rebuttal letter
10/15/2015: Audit reviewed Lender Rebuttal and has determined that the lender did their due diligence of disclosing taxes to the borrower on the TIL which matches the HUD. Audit used a more conservative figure. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	193bf75c-466c-e511-af87-d8d385e1d166	10/06/2015	Credit	Missing Third Party Fraud Tool Supporting Documentation	1703	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Lender did not address High Risk issues on fraud report.	10/20/2015	10/20/2015: rebuttal letter/ fraud guard	10/20/2015: Fraud tool provided dated 09/10/2015. Audit reviewed and all red flags are cleared. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	1952a7b2-296c-e511-af87-d8d385e1d166	10/06/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Missing signed & dated 2013 1040's with all schedules as required by Lender Guidelines for self-employed borrowers. 2013 1040's are not provided in file.	10/23/2015	10/23/2015: 2013 1040	10/23/2015: Audit review of executed 2013 1040 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	7a7645ad-2a6c-e511-af87-d8d385e1d166	10/06/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Documentation/explanation regarding consumer counseling that shows on credit report (pg 27).	10/20/2015	10/20/2015: rebuttal letter	10/20/2015: Audit reviewed the lender rebuttal and has determined that the consumer counseling mentioned with regards to the 2 closed accounts on the credit report is non-material. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	19b7298c-2c6c-e511-af87-d8d385e1d166	10/06/2015	Credit	Inconsistent Documentation	2675	1	Cleared	A	A	CA	A	A	Legal Documents	Appraisal #1 shows property located in PUD. Appraisal #2 and title report do not show as PUD.	10/26/2015		10/26/2015: 2nd appraisal provided showing property is in a PUD. Additional condition added for PUD rider. Condition cleared. 10/26/2015: There was nothing attached. Please attach.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	ca52896e-956b-e511-af87-d8d385e1d166	10/05/2015	Credit	Final 1003 is incomplete	2672	1	Cleared	A	A	CA	A	A	Legal Documents	Section X on final 1003 is missing Ethnicity and Race of both borrowers.	10/15/2015	10/15/2015: 1003	10/15/2015: Audit review of Final 1003 Section X was completed, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300072824	ea4aca87-9b6b-e511-af87-d8d385e1d166	10/05/2015	Credit	Missing appraisal completion certificate (442)	913	1	Cleared	A	A	CA	A	A	Value	Appraisal completion certificate for appraisal done on 7/26/2015 not provided.	10/26/2015		10/26/2015: Received appraisal completion cert dated post-closing; however, there was a later as-is appraisal located in the loan file stating home was 80% completed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 746; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 50.3 months reserves

300077175	a780e55a-6e88-e511-99e0-d8d385e0a8b2	11/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	11/13/2015	11/13/2015: CDA	11/13/2015: A CDA report reflecting a value of $900,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300077175	e6ee9ab7-7188-e511-99e0-d8d385e0a8b2	11/11/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 102.44%. The Lender was required to provide a cure in the amount of $1,410.19.	11/11/2015		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $1,410.19. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300077171	85523ff2-9e88-e511-99e0-d8d385e0a8b2	11/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided	11/19/2015	11/13/2015: CDA
11/19/2015: Received a copy of the same CDA; however, audit has reviewed and determined Ave vs Dr is immaterial as they are still tied to the same property. Condition cleared. 11/13/2015: CDA report provided reflects address with "Ave", however the Note has address with "Dr".  Condition remains.
																				FICO is higher than guideline minimum FICO 784, 44 pointes higher than min; No Mortgage Lates 0x30 mtg lates < 24 months; Reserves are higher than guideline minimum 15 months reserves
300077171	ead3bc35-9288-e511-99e0-d8d385e0a8b2	11/11/2015	Credit	Appraisal discrepancy	2676	1	Cleared	A	A	CA	A	A	Legal Documents
The flood zone on the appraisal reflects AH, which does not match the flood zone on the flood cert X500. Appraiser to research and confirm accurate flood zone in order to determine if flood insurance is required.
															12/04/2015	12/04/2015: revised appraisal w flood zone	12/04/2015: Audit review of revised appraisal with flood zone marked X500, documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum FICO 784, 44 pointes higher than min; No Mortgage Lates 0x30 mtg lates < 24 months; Reserves are higher than guideline minimum 15 months reserves
300077171	f9b8dbe5-408d-e511-99e0-d8d385e0a8b2	11/17/2015	Credit	Missing hazard insurance declaration	906	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing homeowner's insurance or LOE stating the borrower chooses to not have HOI on his primary residence as well as the REO-B listed on the 2014 Sch E returns.	12/14/2015	12/14/2015: the HOA fee of $350.00 which covers the insurance on the property. 12/10/2015: primary home HOI 12/03/2015: insurance
12/14/2015: Audit review of REO B documentation submitted is deemed acceptable. Condition cleared.
12/10/2015: Audit review of LOE for primary residence insurance (condo) states that property is covered with the HOA dues and is under the master policy. Documentation for primary residence is acceptable, however still missing insurance for REO B listed on the 2014 Sch E returns (also listed as REO #3 on final 1003). Condition remains.
12/03/2015: Audit review of insurance documentation submitted is deemed unacceptable. Provide HOI on PRIMARY residence (REO #1 listed on final 1003) and REO #3 listed on final 1003, condition remains.
 11/30/2015: The 2 insurance policies provided were not for the borrower's primary nor REO B on Schedule E. Condition remains.
																				FICO is higher than guideline minimum FICO 784, 44 pointes higher than min; No Mortgage Lates 0x30 mtg lates < 24 months; Reserves are higher than guideline minimum 15 months reserves
300077171	b8807dd8-428d-e511-99e0-d8d385e0a8b2	11/17/2015	Credit	Failure to Obtain Required Documentation	852	1	Cleared	A	A	CA	A	A	Legal Documents	Missing evidence REO - C listed on the 2014 Sch E is owned free and clear. Please provide property profile report.	12/09/2015	12/09/2015: rebuttal letter 12/03/2015: HOI showing no mortgagee
12/09/2015: Audit review of county record documentation submitted is deemed acceptable. Audit re-verified with county that parcel number matches property address. Condition cleared.
 12/03/2015: Audit has received the HOI declarations stating there is no mortgagee; however, there could be a privately held mortgage on the property, so the only way to verify is a property profile report showing no mortgage was recorded. Condition remains.
																				FICO is higher than guideline minimum FICO 784, 44 pointes higher than min; No Mortgage Lates 0x30 mtg lates < 24 months; Reserves are higher than guideline minimum 15 months reserves
300077147	64c597e1-558a-e511-99e0-d8d385e0a8b2	10/19/2016	Credit	Ineligible Transaction	1659	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Maximum number of financed properties permitted is 4 per lender guidelines, borrowers have 6 financed properties.		12/02/2015: rebuttal letter
12/03/2015: Audit acknowledges that the number of financed properties permitted is outside of guides. Condition acknowledged. Loan will be rated a B.
 12/02/2015: e-mailed, exception request, please advise.
																		Exception	Originator
 No Mortgage Lates There are no late mortgage payments represented on the credit report.; Reserves are higher than guideline minimum Verified assets exceed the minimum reserve requirement.; Years on Job Borrowers' have been in the same line of work/positions for 10+ years.

300077147	64e95c52-568a-e511-99e0-d8d385e0a8b2	11/13/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Evidence rental properties #6 & #7 as listed on the initial 1003 (page 21 of the PDF) are owned free and clear not provided.	12/14/2015	12/14/2015: property information 12/03/2015: rebuttal letter
12/14/2015: Audit review of all documentation submitted is deemed acceptable. Condition cleared.
 12/03/2015: Audit reviewed the lender rebuttal and has determined that the Sch E "mortgage interest paid" line and the HOI declarations stating there is no mortgagee is not acceptable; there could be a privately held mortgage on the property, so the only way to verify is a PROPERTY PROFILE REPORT showing no mortgage was recorded. Condition remains.

 No Mortgage Lates There are no late mortgage payments represented on the credit report.; Reserves are higher than guideline minimum Verified assets exceed the minimum reserve requirement.; Years on Job Borrowers' have been in the same line of work/positions for 10+ years.

300077147	642e7cfc-568a-e511-99e0-d8d385e0a8b2	11/13/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	11/17/2015	11/17/2015: CDA	11/17/2015: A CDA report reflecting a value of $1,170,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates There are no late mortgage payments represented on the credit report.; Reserves are higher than guideline minimum Verified assets exceed the minimum reserve requirement.; Years on Job Borrowers' have been in the same line of work/positions for 10+ years.

300077146	65aa8711-b488-e511-99e0-d8d385e0a8b2	11/11/2015	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Wire documentation and the final HUD in file indicates gift funds of $32,000.00 however the file is missing a gift letter for $17,000.00	12/09/2015
12/09/2015: Final HUD and revised gift letter
12/04/2015: final hud showing gift
 11/24/2015: Please see the borrower's gift letter and wire for $15k. This amount is enough to cover reserve requirement.

12/09/2015: Audit review of executed $17k gift letter from donor was provided, documentation submitted is deemed acceptable. Condition cleared.
12/04/2015: Audit reviewed the lender rebuttal, as well as HUD documentation submitted, and has determined that the executed gift letter for $17,000 by the donor is required per guides. Condition remains.
 11/24/2015: Audit reviewed the lender rebuttal and disagrees. Verified assets $163,703.38 (including both gift funds and EMD) Minus Reserves subject $28,119.78 minus total funds to close $138,196.04 = $-2,612.44 short reserves. Audit received an exception for short reserves on the foundation both gift funds were documented. Condition remains.
																				Current Mortgage Payment is lower than previous payment Payment reduced by 12.8%; Years in Primary Residence 7 yrs in Previous Primary residence.; Years on Job Borrower has 19 years self employed
300077146	0680105e-b488-e511-99e0-d8d385e0a8b2	11/11/2015	Credit	Insufficient Reserves	824	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	8.10 < 9.00 months reserves required by lender guidelines.		11/23/2015: Jumbo Guidelines Rebuttal Letter on Reserves
11/24/2015: Audit reviewed with client and condition has been acknowledged. Loan will be rated a B.
11/23/2015: E-mailed Investor
 (Verified assets $163,703.38 Minus Reserves subject $28,119.78 funds to close $138,196.04 = $-2,612.44 short reserves)
																		Exception	Originator	Current Mortgage Payment is lower than previous payment Payment reduced by 12.8%; Years in Primary Residence 7 yrs in Previous Primary residence.; Years on Job Borrower has 19 years self employed
300077146	460bc629-9488-e511-99e0-d8d385e0a8b2	11/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA missing from loan file.	11/13/2015	11/13/2015: CDA	11/13/2015: A CDA report reflecting a value of $650,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			Current Mortgage Payment is lower than previous payment Payment reduced by 12.8%; Years in Primary Residence 7 yrs in Previous Primary residence.; Years on Job Borrower has 19 years self employed
300077144	62f6a8a0-6289-e511-99e0-d8d385e0a8b2	11/12/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA missing from loan file.	11/17/2015	11/17/2015: CDA	11/17/2015: A CDA report reflecting a value of $658,500.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300077144	5acecb0a-ac89-e511-99e0-d8d385e0a8b2	11/12/2015	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure.	11/30/2015		11/30/2015: Lender provided evidence that no affiliations exist. Condition cleared.
300077144	5a443753-af89-e511-99e0-d8d385e0a8b2	11/12/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
															11/30/2015		11/30/2015: Received evidence of recorded mortgage. Condition cleared.
300077143	77966af3-e487-e511-99e0-d8d385e0a8b2	11/10/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report not provided in file.	11/13/2015	11/13/2015: CDA	11/13/2015: A CDA report reflecting a value of $910,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300077143	f837e933-e687-e511-99e0-d8d385e0a8b2	11/10/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 12 month chain of title that also includes sales price of property at time of transfer.  Title commitment with 12 month chain of title not provided in file.
															12/02/2015	12/01/2015: REBUTTAL LETTER CHAIN OF TITLE
12/01/2015: Audit has re-analyzed the title commitment documents, as well as the Lender Rebuttal, and has determined that page 1 of the commitment reflects Deed transfer dates.  Condition cleared.
 11/24/2015: Received affidavit of title. Missing chain of title. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300077143	f8b502d9-e587-e511-99e0-d8d385e0a8b2	11/10/2015	Credit	Missing mortgage/deed of trust	905	1	Cleared	A	A	CA	A	A	Legal Documents
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															12/04/2015	12/04/2015: loi 12/02/2015: intent to record
12/04/2015: Audit review of intent to record documentation submitted is deemed acceptable. Condition cleared.
12/02/2015: Audit review of documentation submitted is deemed unacceptable. Provide letter of intent with the correct loan amount, condition remains.
 11/24/2015: Received letter dated 3 days prior to the note stating the mortgage was delivered for recording; however, since it was dated prior to the Note date, then there's no possible way it was already delivered for recording. Please update the original letter of intent provided with the Note date and letter of intent date to clear condition. 11/23/2015: Received letter of intent. For this loan and all loans with this condition, please provide Note date and Letter of Intent date to fully clear condition.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300077143	37fb9a8e-e587-e511-99e0-d8d385e0a8b2	11/10/2015	Credit	Missing Third Party Fraud Tool Supporting Documentation	1703	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence the lender cleared the fraud alerts on the third party fraud report not provided in file.	12/04/2015	12/04/2015: fraud cert red flags	12/04/2015: Audit reviewed Lender Rebuttal and all red flags are cleared. Condition cleared. 11/24/2015: Fraud tool was already provided in file. Missing evidence the lender cleared the red flags.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300077143	17d2dd2b-e587-e511-99e0-d8d385e0a8b2	11/10/2015	Credit	Missing Verification of Rent	1210	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Borrower works part of the year out of the USA.  Pay stubs show excess rent paid by company of $300 per month.  Borrower's housing expense while out of the country not provided in file.  Recalculate ratios, additional conditions may apply.
															12/09/2015	12/09/2015: verification of rent
12/09/2015: Audit reviewed Lender Rebuttal, as well as the Company Lease, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 11/24/2015: Received letter that the borrower's company will pay for housing up to $5,000, but the letter is not on the company's letterhead nor is it signed. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300077143	7900ae15-1cc1-4373-a517-7c7d0065a6ab	11/10/2015	Compliance	Special Information Booklet not provided within 3 business days of application date.	1749	1	Cleared	A	A	RA	A	A	RESPA	The Special Information Booklet disclosure in the file is dated 07/07/2015 and the original application date is 05/22/5015.	11/24/2015		11/24/2015: Received SIB dated 05/22/2015. Condition cleared. 11/23/2015: Received SIB dated 07/07/2015. Original condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.65% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 812; Years on Job Borrower has 14.42 years on job

300079277	33558425-f19d-e511-99e0-d8d385e0a8b2	12/08/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA is missing from the file.	12/08/2015		12/08/15: CDA provided reflecting a value of $1,622,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079277	734e5425-ca9d-e511-99e0-d8d385e0a8b2	12/08/2015	Credit	CO-Borrower credit report dated greater than 120 days from Note date	1148	1	Cleared	A	A	CA	A	A	Terms/Guidelines	CB credit report greater than 120 days from Note date. Credit report is dated xx/xx/xxxx and the subject loan closed xx/xx/xxxx.	12/10/2015	12/10/2015: Credit report dated xx/xx/xxxx	12/10/2015: Audit review of Credit Report dated xx/xx/xxxx documentation submitted is deemed acceptable. Condition cleared.
300079277	744e5425-ca9d-e511-99e0-d8d385e0a8b2	12/08/2015	Credit	Borrower credit report dated greater than 120 days from Note date	1149	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Borrower credit report greater than 120 days from Note date. Credit report is dated xx/xx/xxxx and the subject loan closed xx/xx/xxxx.	12/10/2015	12/10/2015: Credit report dated xx/xx/xxxx	12/10/2015: Audit review of Credit Report dated xx/xx/xxxx documentation submitted is deemed acceptable. Condition cleared.
300079277	6fe6494c-089d-e511-99e0-d8d385e0a8b2	12/07/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following:  1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final Title policy with recorded data for Mortgage/Deed of Trust.  3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording.
															12/10/2015	12/10/2015: Recorded DOT	12/10/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
300079277	d27d28a0-1a9d-e511-99e0-d8d385e0a8b2	12/07/2015	Compliance	Missing sufficient evidence of “changed circumstance” to support new GFE	1902	1	Cleared	A	A	RA	A	A	RESPA	No Change of Circumstance from in file for review.	12/10/2015	12/10/2015: CIC	12/10/2015: Audit review of the 2 Change of Circumstance forms submitted to support GFE's are deemed acceptable. Condition cleared.
300079268	17e01414-6c98-e511-99e0-d8d385e0a8b2	12/01/2015	Credit	Missing income documentation	914	1	Cleared	A	A	CA	A	A	Income/Employment	Guidelines require current paystubs covering 30-days of YTD earnings. The file only contains one paystub covering a 15 day period. Additional conditions may apply.	12/03/2015	12/03/2015: Rebuttal Letter	12/03/2015: Audit concurs with lender rebuttal, paystubs covering 30 days of YTD earnings was provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98%; Years in Field Borrower has 13 years in Field

300079268	74cf8394-6998-e511-99e0-d8d385e0a8b2	12/01/2015	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	Under fees that cannot increase on the HUD-1 - The GFE reflects transfer taxes of $0.00 vs. actual of $10.00 charged on the HUD-1. The amount of restitution is $10.00.	12/09/2015	12/09/2015: Please see lender cure on page 1.
12/09/2015: Under the charges that cannot increase on the Final HUD-1, the GFE reflects transfer taxes of $0.00 vs. actual of $10.00 charged on the HUD-1. The Lender was required to provide a cure in the amount of $10. Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $10. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98%; Years in Field Borrower has 13 years in Field

300079268	550fdd37-7a98-e511-99e0-d8d385e0a8b2	12/01/2015	Compliance	Document Error	60	1	Cleared	A	A	RA	A	A	Legal Documents	The final TIL, mortgage and right to cancel have different dates.	12/21/2015		12/21/2015 Received copy of updated TIL initialed by the borrower, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98%; Years in Field Borrower has 13 years in Field

300079268	26e61a37-3998-e511-99e0-d8d385e0a8b2	12/01/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file	12/01/2015		12/01/15: CDA provided reflecting a value of $657,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 77.47%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.98%; Years in Field Borrower has 13 years in Field

300079262	af6447f3-bb9d-e511-99e0-d8d385e0a8b2	12/08/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in the file.	12/08/2015		12/08/15: CDA provided reflecting a value of $3,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 55.30 months reserves; Years in Field Borrower has 16.2 years in Field

300079262	c7dc4cb6-1a9e-e511-99e0-d8d385e0a8b2	12/08/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Missing documentation of existing PITI proof for property A listed on Sch E.	12/14/2015	12/14/2014: Rebuttal Letter 12/11/2015: Rebuttal letter
12/14/2015: Audit review of evidence property sold 12/05/2014 documentation submitted is deemed acceptable. Condition cleared.
 12/11/2015: Audit reviewed the lender rebuttal and has determine that taxes, insurance and an executed LOE from borrower stating that property is free and clear for the REO listed on the 2014 Sch E (A) Tax Returns is required. This documentation is required in order for the loan to be classified as a Qualified Mortgage.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 39 months payment history with no late payments reported; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 55.30 months reserves; Years in Field Borrower has 16.2 years in Field

300079250	1887b887-e399-e511-99e0-d8d385e0a8b2	12/03/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in file.	12/04/2015		12/04/15: CDA provided reflecting a value of $720,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.00%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 36.63 months reserves; Years in Field Borrower has 7 years in Field

300079250	9d3376f3-e599-e511-99e0-d8d385e0a8b2	12/03/2015	Credit	Missing Verification of Rent	1210	1	Cleared	A	A	CA	A	A	Terms/Guidelines	24 month Rent/Mtg history is required per guidelines. Borrower is short 6 months rent history on address listed on pg 5 of final loan application.	12/07/2015	12/07/2015: Credit Sup	12/07/2015: Audit review of Supplemental Report reflects landlord verification for the missing 6 months of rent history, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.00%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 36.63 months reserves; Years in Field Borrower has 7 years in Field

300079241	529a6fcc-db9d-e511-99e0-d8d385e0a8b2	12/08/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/10/2015		12/10/2015: A CDA report reflecting a value of $1,619,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.			Years Self Employed The Borrower has been Self Employed 35 years. ; Full Documentation The Loan was approved using full income documentation
300079241	126b1b1c-049e-e511-99e0-d8d385e0a8b2	12/08/2015	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	2880	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The HUD Homeownership Disclosure was not provided in file.	12/16/2015	12/16/2015: Rebuttal
12/16/2015: Audit reviewed the lender rebuttals, as well as the documentation that has been submitted, and has determined that the print screen reflects disclosure, however counseling list was not provided. Loan will be rated a B.
																				Years Self Employed The Borrower has been Self Employed 35 years. ; Full Documentation The Loan was approved using full income documentation
300079241	e7304433-bb9e-e511-99e0-d8d385e0a8b2	12/09/2015	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR	The loan fails QM. Audit has consulted with compliance and the P&L and BS's were all dated post loan consummation.	12/15/2015		12/15/2015: Audit review of the loan file and determined loan consummation is day of signing the Note and Mortgage. P&L and BS were signed same day. Condition cleared.			Years Self Employed The Borrower has been Self Employed 35 years. ; Full Documentation The Loan was approved using full income documentation
300079240	b2bad372-e79d-e511-99e0-d8d385e0a8b2	12/08/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/08/2015		12/08/15: CDA provided reflecting a value of $595,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300079240	45b0eedc-bcf8-4599-bf35-3a19066bd2c8	12/08/2015	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing 2013 and 2014 K-1's for 2 businesses listed on the Schedule E. LOE in file from borrower; however, the K-1's are required to evidence ownership to determine if business returns are required. This is required in order for the loan to be classified as a qualified mortgage.
															12/15/2015
12/15/2015: Audit review of LOE, as well as K1 (10% share) for Schedule E (A) entity, documentation submitted is deemed acceptable. The Sch E (B) entity was a property that was sold in 2014, LOE provided and is acceptable. No other documentation is required. Condition cleared.

300079240	489d6133-1b9e-e511-99e0-d8d385e0a8b2	12/08/2015	Credit	Missing K-1	2793	1	Cleared	A	A	CA	A	A	Income/Employment
Missing 2013 and 2014 K-1's for 2 businesses listed on the Schedule E. LOE in file from borrower; however, the K-1's are required to evidence ownership to determine if business returns are required. This is required in order for the loan to be classified as a qualified mortgage.
															12/15/2015	12/15/2015: K1 and LOE
12/15/2015: Audit review of LOE, as well as K1 (10% share) for Schedule E (A) entity, documentation submitted is deemed acceptable. The Sch E (B) entity was a property that was sold in 2014, LOE provided and is acceptable. No other documentation is required. Condition cleared.

300079240	07511575-1b9e-e511-99e0-d8d385e0a8b2	12/08/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Missing evidence the borrower's REO on Sch E was sold in 2014.	12/15/2015	12/15/2015: Property Profile	12/15/2015: Audit review of Property Profile reflects REO Schedule E property was sold on 09/20/2014, documentation submitted is deemed acceptable. Condition cleared.
300079875	624cc0f5-7c9f-e511-99e0-d8d385e0a8b2	12/10/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	Review Appraisal Missing – A CDA report was not provided in file.	12/17/2015		12/14/15: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months on other REO, loan qualified with 62.45 months reserves on all properties; Years in Field Borrower has 25 years in Field; Years on Job Borrower has 9 years on job

300079875	4217915e-7a9f-e511-99e0-d8d385e0a8b2	12/10/2015	Credit	Missing Note	920	1	Cleared	A	A	CA	A	A	Legal Documents	Missing page 2 (of 3) of subject note.	12/28/2015		12/28/2015 Copy of page 2 of Note provided, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months on other REO, loan qualified with 62.45 months reserves on all properties; Years in Field Borrower has 25 years in Field; Years on Job Borrower has 9 years on job

300079875	53b4af2d-ee4f-4769-9714-7bda15b943ce	12/11/2015	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed by $140.76. It appears the lender did not disclose the $175.90 in title fees on the HUD as there was no breakdown provided.	12/28/2015
12/28/2015 True and Certified HUD I provided, condition cleared.
 12/28/2015 Final HUD I provided breaking down fees, finance charge now under disclosed by $65.76 but is within the $100 permitted tolerance, however the final HUD I that was provided must be stamped true and certified by closing agent.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months on other REO, loan qualified with 62.45 months reserves on all properties; Years in Field Borrower has 25 years in Field; Years on Job Borrower has 9 years on job

300079875	22221d13-7c9f-e511-99e0-d8d385e0a8b2	12/10/2015	Compliance	HUD-1 Comparison page does not reflect loan terms as originated	1753	1	Cleared	A	A	RA	A	A	RESPA
The HUD-1 reflects no escrows collected at closing and no monthly escrows due. HUD Loan Terms (bottom of page 3) section "Total monthly amount owed including escrow account payments" reflects an additional monthly escrow payment of $1,102.91 that results in a total initial monthly amount owed of $4,786.25.
															12/28/2015		12/28/2015 Updated Final HUD I provided verifying borrower does not have monthly escrows, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months on other REO, loan qualified with 62.45 months reserves on all properties; Years in Field Borrower has 25 years in Field; Years on Job Borrower has 9 years on job

300079875	bdc380d2-49a0-e511-99e0-d8d385e0a8b2	12/11/2015	Compliance	Loan is subject to Mandatory Arbitration	26	1	Cleared	A	A	RA	A	A	General Compliance	Loan is subject to Mandatory Arbitration. The Arbitration agreement was in the file.	12/29/2015	12/29/2015: Arbitration Agreement
12/29/2015: Audit re-analyzed Arbitration Agreement submitted, and has determined that the Agreement is between the Settlement Agent and the borrower. The lender is not included in the Agreement, condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 772; Reserves are higher than guideline minimum UW Guides require 6 months reserves on subject and 6 months on other REO, loan qualified with 62.45 months reserves on all properties; Years in Field Borrower has 25 years in Field; Years on Job Borrower has 9 years on job

300079874	c3963957-709f-e511-99e0-d8d385e0a8b2	12/10/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in the file.	12/16/2015		12/16/15: CDA provided reflecting a value of $660,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.63%

300079874	28ed8cbf-28a4-e511-99e0-d8d385e0a8b2	10/19/2016	Credit	Payment shock exceeds lender/investor guidelines	341	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Payment shock exceeds lender/investor guidelines of maximum 250%;  Currently borrower does not have a housing expense.  Audit does acknowledge that an exception was provided in the file for the payment shock.

12/23/15: Borrower documented no current housing expenses based on status. Borrower does notate and document a history of renting from 06/01/2013 - 08/01/2014. No rental elates to be noted. Audit acknowledges finding based on LTV of 69.63%, DTI of 16.45% and FICO of 775. Condition acknowledged.
																		Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.63%

300079874	e8a50fd4-27a4-e511-99e0-d8d385e0a8b2	10/19/2016	Credit	Missing VOR	917	1	Cleared	B	B	CB	B	B	Terms/Guidelines
Missing a minimum 24 month history of the borrowers mortgage and/or rental payment history.   Audit does acknowledge that an exception was provided in the file to allow waiver of most recent 15 months primary payment history.   A VOR was provided verifying rent from 6/1/2013-8/1/2014.  However a LOE was not provided as to why no rental history can be verified from 9/1/2014 until closing.
															12/23/2015
12/23/15: LOE certified by the loan processor provided post closing that states borrower is living rent free with relative. Rental history prior to this time was provided in the loan file. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.45%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 69.63%

300079871	879d8a85-849f-e511-99e0-d8d385e0a8b2	12/10/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording
															12/21/2015		12/21/2015 Letter of intent provided from lender verifying the mortgage/deed will be sent for recording, condition cleared.
300079871	5d99059c-0fa0-e511-99e0-d8d385e0a8b2	12/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/14/2015		12/14/2015: A CDA report reflecting a value of $2,200,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300079869	07334cea-43a3-e511-99e0-d8d385e0a8b2	12/15/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/16/2015		12/16/15: CDA provided reflecting a value of $1,720,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079869	08e3c19b-32a4-e511-99e0-d8d385e0a8b2	12/16/2015	Compliance	Missing Note	2136	1	Cleared	A	A	RA	A	A	Legal Documents	Missing page #3 for this loan transaction. Page #3 provided belongs to another loan transaction that is not associated with our borrowers	12/28/2015	12/23/2015 corrected pg3 of note	12/28/2015 Correct Note provided that was associated to our borrowers, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079869	8c55f762-34a4-e511-99e0-d8d385e0a8b2	12/16/2015	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Evidence the Lender's application date is within 3 days of xx/xx/xxxx not provided in file.	12/22/2015		12/22/2015 Lender provided copy of cover letter to borrowers dated xx/xx/xxxx verifying that they received their application from the broker, no further documentation required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079869	6c4d59b2-99a2-e511-99e0-d8d385e0a8b2	12/14/2015	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	2654	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing valid homeowners insurance policy for property #2 listed on schedule of real estate owned. The homeowners insurance policy provided expired xx/xx/xxxx.	12/28/2015		12/28/2015 A current valid homeowners insurance policy provided for property #2 listed on schedule of real estate owned, no further documentation required, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079869	a8e06e50-33a4-e511-99e0-d8d385e0a8b2	12/16/2015	Credit	Missing Third Party Fraud Tool Supporting Documentation	1703	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Evidence Lender addressed the fraud alerts not provided in file.	12/31/2015	12/23/2015 rebuttal letter on fraud alert
12/31/2015: Audit reviewed lender rebuttal and all red flag items are cleared. Condition cleared. 12/28/2015 Lender provided LOE addressing the following alerts:  Fraud Score Risk, Occupancy & Undisclosed Debt, Income & Employment, however the Property and the Third Party alerts were not addressed.  Pending evidence that the Lender addressed the "Property" and the "Third Party" alerts appearing on pages 2 & 3 for the Fraud Report.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079869	6b98fda4-32a4-e511-99e0-d8d385e0a8b2	12/16/2015	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title	Lender's Home Loans Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 12 month chain of title that also includes sales price of property at time of transfer.	12/22/2015		12/22/2015 Satisfactory 12 month chain of title provided, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.61% ; Years in Primary Residence Borrower has resided in primary residence for 10 years ; Years on Job Borrower has 15.5 years on job

300079867	bdf912c7-16a0-e511-99e0-d8d385e0a8b2	12/11/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/16/2015		12/16/15: CDA provided reflecting a value of $713,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 100 months reserves

300079867	fa4a8fde-7ea3-e511-99e0-d8d385e0a8b2	12/15/2015	Credit	Failure to Obtain Hazard Insurance	1621	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration page verifying an annual premium of $298 as per HUD I pg 820 line #903.	12/22/2015		12/22/2015 Hazard insurance declaration page provided verifying annual premium of $298 for the HO6 insurance provided, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 23.63%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 816; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with over 100 months reserves

300071237	9cb2094d-97a9-e511-99e0-d8d385e0a8b2	12/23/2015	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
															01/07/2016	01/07/2016: mortgage	01/07/2016: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 257.10 months reserves; Years Self Employed Borrower has 6 years 11 months Self Employed

300071237	62edbf9b-e1a8-e511-99e0-d8d385e0a8b2	12/22/2015	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	12/24/2015		12/24/15: CDA provided reflecting a value of $2,125,000 or 0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 257.10 months reserves; Years Self Employed Borrower has 6 years 11 months Self Employed

300071237	3d3b10e3-95a9-e511-99e0-d8d385e0a8b2	01/07/2016	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents	The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings. Additional conditions may apply.	01/07/2016	01/07/2016: Fraudguard	01/07/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 257.10 months reserves; Years Self Employed Borrower has 6 years 11 months Self Employed

300090530	eb720063-e04e-4e2b-9bc1-5d630635ebd6	01/04/2016	Compliance	Initial Closing Disclosure timing requirement not met	3270	1	Cleared	A	A	RA	A	A	TRID
The initial CD had no acknowledgment of receipt in the file. The creditor is responsible for ensuring that the consumer receives the Closing Disclosure form no later than three business days before consummation.
															01/15/2016		1/15/2016: Evidence provided to indicate the borrower acknowledged the CD 3 days prior to consummation. Condition cleared.
300090530	82cee034-3c88-46ff-9f2d-5fcb4e68338b	01/04/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID
The initial CD had no acknowledgment of receipt in the file. The creditor is responsible for ensuring that the consumer receives the Closing Disclosure form no later than three business days before consummation if not mailed within 6 days prior.
															01/15/2016		1/15/2016: Evidence provided to indicate the borrower acknowledged the CD 3 days prior to consummation. Condition cleared.
300090530	8b7c1b8a-589d-421d-a0aa-c403e983678b	01/04/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	B	B	RB	B	B	TRID	The Closing Disclosure reflects total payments of $1,110,540.37 vs. actual payments of $1,106,026.99.	10/21/2016	02/02/2016: rebuttal letter over disclosed 01/25/2016: rebuttal letter over disclosed 01/20/2016: rebuttal letter over disclosed
2/25/2016: Audit has reviewed and determined that the final CD in the file was reporting the TOP as $1,110,540.37 vs. the Due Diligence Company TOP of $1,106,030.21 = a difference of $4510.16 (over-disclosure).    Lender provided a re-disclosed CD dated 2/23/16 with the TOP now reporting as $1,106,030.37 = difference of $0.16 (over-disclosure) which is within tolerance.   (for informational purposes, the TOP Calculation is as follows: PI $3028.73 x 359 = $1,087,314.07 + last P&I pmt $3031.21 + Section D $14,620.81 + PPI $1064.12 = $1,106,030.21).  Lender also provided copy of LOE to the borrower and proof of delivery, condition cleared.
02/11/2016: – Lender included fees paid by other in calculation.
P&I payment * 359 + last payment from amortization schedule + Total Loan Costs in Section D + Prepaid Interest = TOP
$3,028.73 * 359 + $3,024.40 + $14,620.81 + $1,064.12 = $1,106,023.40
Re-disclosure required to cure. Please provide Notification of the error (i.e., the letter to borrower), Re-disclosed Closing Disclosure, and Evidence of shipment for evidentiary purposes.
02/02/2016: Audit reviewed lender rebuttal, and has determined that re-disclosure is required to cure. Please provide Notification of the error (i.e., the letter to borrower), re-disclosed Closing Disclosure, and evidence of shipment for evidentiary purposes within 60 days from Note date. Condition remains.
01/27/2016: Audit manually re-calculated TOP. TOP 1,106,026.99 vs CD 1,110,540.37. condition remains
 01/20/2016: Audit manually calculated the TOP and the actual should be $1,106,023.40. Over-disclosure of $4,516.97 is not allowed. Please revise CD and provide: Notification of the error (i.e., the letter to borrower), Re-disclosed Closing Disclosure and Evidence of shipment for evidentiary purposes. Please note prior to re-disclosing an additional condition has been added.

300090530	817d28ba-e1b3-e511-99e0-d8d385e0a8b2	01/05/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	01/05/2016		01/05/2016: A CDA report reflecting a value of $740,000.00 which is a -6.3% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300090526	4c1fc3a6-aab4-e511-99e0-d8d385e0a8b2	01/06/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	01/06/2016		01/06/2015: CDA provided reflects a value of $1,275,000 with 0% variance. Variance within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum 746 FICO > Guideline Minimum 720; Reserves are higher than guideline minimum Borrower has 23 months PITI Reserves; Years Self Employed Borrower has > 6 years Self Employed

300090522	a59e3c5c-b4b3-e511-99e0-d8d385e0a8b2	01/05/2016	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title	The Lender's Non-Conforming Jumbo addendum guidelines require a 12 month chain of title that also includes sales price of property at time of transfer which was not provided in file.	01/12/2016		01/12/2016: Chain of title provided. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	3075104d-08b3-e511-99e0-d8d385e0a8b2	01/04/2016	Credit	General Credit Exception	1	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	There is a lender exception in the file for not having the required installment loan trade line open/active in last 12 mos. All trade lines are revolving accounts.			01/13/2016: Audit reviewed the loan file and has determined that the lack of trades does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	060e8a9a-cc07-4c94-9c17-20a150358af5	01/04/2016	Compliance	Finance Charge under disclosed (Exceeds $100 variance/threshold) for Purchase Transactions	3210	1	Cleared	A	A	RA	A	A	TILA	C.D. Finance Charge: $451,641.88, actual: $455,418.70, difference -$3,776.82. Tolerance $100 on purchase.	01/12/2016		01/12/2016: Audit reviewed file and corrected fees that went into finance charge. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	6ee7f1c5-94d0-4ab3-8b78-53dd27848ead	01/04/2016	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	3246	1	Cleared	A	A	RA	A	A	TRID	Verification that Borrower received initial CD 3 days prior to consummation not provided.	01/13/2016		1/13/2015: Evidence provided to indicate borrower's receipt of the initial CD 3 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	2d918926-5e52-4347-9650-bbf3e4f6a5dd	01/04/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	A	A	RA	A	A	TRID	The Closing Disclosure reflects total payments of $1,018,781.58 vs actual payments of $1,018,777.71	01/12/2016		01/12/2016: Audit reviewed the loan file and corrected finance charge fees. TOP is not within tolerance of over-disclosure. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	0c1268dd-6225-4115-8dd4-d4983fe7d0aa	01/12/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) on CD is 79.961% vs. actual TIP of 79.957%. Amount Financed on CD $559,231.19 vs actual amount financed of $559,313.87.	01/14/2016		1/14/2016: Audit review indicates TIP to be rounded to the nearest hundredth. When rounded, TIP is accurate. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	85c5093c-b5b3-e511-99e0-d8d385e0a8b2	01/05/2016	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA
Final Closing Disclosure indicates a tolerance cure in the amount of $2568.00 Lender was required to provide a cure in the amount of $1695.00.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
															01/05/2016		01/05/2016: Final HUD-1 indicates a tolerance cure in the amount of .30. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	d4fe9adb-8ac5-4153-bff1-fdd8372a7c80	01/04/2016	Compliance	Initial Closing Disclosure timing requirement not met	3270	1	Cleared	A	A	RA	A	A	TRID	Verification that Borrower received initial CD 3 days prior to consummation not provided.	01/13/2016		1/13/2015: Evidence provided to indicate borrower's receipt of the initial CD 3 days prior to consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090522	ef031671-08b3-e511-99e0-d8d385e0a8b2	01/04/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	01/05/2016		01/05/2016: A CDA report reflecting a value of $705,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.76%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years on Job B1 16 years on job

300090518	798d8f64-6ab5-e511-99e0-d8d385e0a8b2	01/07/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	01/07/2016		01/07/2016: CDA provided reflects value of $900,000 with 0% variance. Variance within acceptable tolerance. Condition cleared.
300090518	b71006a8-2122-4731-aa07-3ad319384245	01/05/2016	Compliance	Final Closing Disclosure Document does not match LE Document values for Escrow – Projected Payment Table	3264	1	Cleared	A	A	RA	A	A	TRID	The LE escrow payment is shown as $1088; the CD is showing as $301.83	01/13/2016		01/13/2016: Benefit to borrower, no further documentation required. Condition cleared.
300090518	464b5f11-7496-4cfa-81ac-828c69de2d27	01/13/2016	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA	Appraisal fee on LE was $100 less than on CD. Cost to cure $100.	01/13/2016		01/13/2016: Lender provided a cost to cure in the amount of $100 at closing. Loan will be rated a Fitch B.
300090518	c5ad7de0-c695-4b2c-ae78-b5544f5e18e2	01/07/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) on CD is 77.429% vs. actual TIP of 77.423%. Amount Financed on CD $715,298.24 vs actual amount financed of $716,224.02.	01/13/2016
01/13/2016: Audit re evaluated condition and TIP is over-disclosed. Condition cleared. 01/13/2016: Audit consulted with compliance. Condition remains for TIP being under-disclosed by .006% with a tolerance of .001%. Ignore amount financed on original condition.

300090518	7aca74dc-efc5-4121-8125-cf63f1b91a78	01/07/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	A	A	RA	A	A	TRID	Total of Payments is not accurate : The Closing Disclosure reflects total payments of $1,283.710.07 vs. actual payments of $1,283,671.18. Difference $38.89.	01/13/2016		01/13/2016: TOP is over-disclosed by $38.89. Condition cleared.
300090518	1e653353-e3b3-e511-99e0-d8d385e0a8b2	01/05/2016	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	2807	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The Loan Originator name and information is missing from the Mortgage.	01/14/2016		1/14/2016: Page 14 the mortgage provided which reflects the Loan Originator name and NMLS ID. Condition cleared.
300090518	1f653353-e3b3-e511-99e0-d8d385e0a8b2	01/05/2016	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	2808	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The Loan Originator / organization NMLS number is missing from the Mortgage	01/14/2016		1/14/2016: Page 14 the mortgage provided which reflects the Loan Originator organization name and NMLS ID. Condition cleared.
300090516	4f80eaeb-27b3-e511-99e0-d8d385e0a8b2	01/04/2016	Credit	Hazard Insurance Shortfall	35	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Hazard Insurance provided in file does not have sufficient coverage, short $17,500.00.	01/28/2016	01/28/2016: cost estimator
01/28/2016: Audit review of cost estimator produced by insurance company is deemed acceptable. Condition cleared.
 1/13/2016: Hazard insurance with 125% replacement cost does not cover the loan amount, Insurance company to verify the replacement value of the improvements on the property. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00%, loan qualified with LTV of 70.00%; Years in Field Borrower has 22 years in Field

300090516	9ebea617-e1b3-e511-99e0-d8d385e0a8b2	01/05/2016	Credit	Insufficient Credit Score	5	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Lender guidelines require 740 FICO. Borrower has 714 FICO.	01/13/2016	01/13/2016: rebuttal letter fico
1/13/2016: Guideline provided indicating 700 FICO with LTV of 80%, although note indicates a max DTI of 38% when the LTV/CLTV is 75% and FICO < 720, the LTV on the loan is 70%, therefore DTI of 39.19% and FICO of 714 is acceptable. Condition cleared.
 01/13/2016: Audit reviewed the lender rebuttal and has determine that per Guidelines, "..if there are 3 scores for the borrower, use the middle". The borrower's scores are 695, 714 and 746, with the middle score being 714. Guidelines require a minimum credit score of 740. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00%, loan qualified with LTV of 70.00%; Years in Field Borrower has 22 years in Field

300090516	254a8b30-f1c9-43c1-a578-5df2959b973a	01/05/2016	Compliance	Finance Charge under disclosed (Exceeds $35 variance/threshold) for Rescindable Transactions	3211	1	Cleared	A	A	RA	A	A	TILA	Finance Charge on CD = $449,592.48 vs. actual finance charge of $449,697.04. Exceeds $35 tolerance.	01/13/2016		01/13/2016: Audit reviewed the loan file and determined the CDA should not have been included in finance charges. Loan now within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00%, loan qualified with LTV of 70.00%; Years in Field Borrower has 22 years in Field

300090516	fe6be2bf-e0b3-e511-99e0-d8d385e0a8b2	01/05/2016	Compliance	Sufficient RESPA Cure provided on HUD-1	2927	1	Cleared	A	B	RA	A	A	RESPA	CD reflects a tolerance cure in the amount of $100 paid to the borrower at close for an tolerance cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.	01/05/2016		1/5/15: CD reflects a tolerance cure in the amount of $100 paid to the borrower at close for an tolerance cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00%, loan qualified with LTV of 70.00%; Years in Field Borrower has 22 years in Field

300090516	8f6881c3-27b3-e511-99e0-d8d385e0a8b2	01/04/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	01/07/2016	01/07/2016: CDA
01/07/2016: Appraisal Review Short Form reflecting a value of $775,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 01/06/2015: CDA provided shows value as Indeterminate

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.9%; LTV is lower than guideline maximum UW Guides maximum LTV of 80.00%, loan qualified with LTV of 70.00%; Years in Field Borrower has 22 years in Field

300090510	1f14507b-efb3-e511-99e0-d8d385e0a8b2	01/05/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing YTD P&L for self-employed businesses showing on the Schedule E worksheets, pages 19, 25, and 29 of the personal 2014 1040. The corresponding K-1's indicate the Borrower or Co-Borrower has 25, or more, percentage ownership.
															01/05/2016	01/13/2016: p&l balance sheets
01/25/2016: Audit review of all P&L's for entities listed on 2014 1040 Sch E worksheets were provided, and are deemed acceptable. Condition cleared.
 01/13/2016: Audit review of Balance Sheet documentation is deemed unacceptable. Provide YTD P&L for the 3 business entities listed on the 2014 1040 Schedule E worksheets. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 18.25% DTI.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 76.94 months reserves.

300090510	fd0e50c0-edb3-e511-99e0-d8d385e0a8b2	01/05/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in the file.	01/06/2016		01/06/2015: CDA provided reflects $840,000 with 0% variance. Variance within acceptable tolerance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with 18.25% DTI.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773.; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 76.94 months reserves.

300104560	ccd61f68-6dc4-e511-99e0-d8d385e0a8b2	01/26/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	01/29/2016	01/29/2016: CDA	01/29/2016: A CDA report reflecting a value of $835,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 24.39%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with fico of 772.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 65.40 months reserves.

300104560	6d7aee64-5ec4-e511-99e0-d8d385e0a8b2	01/26/2016	Compliance	Loan originator name and/or NMLS reference number missing on the mortgage.	2807	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the mortgage.	02/03/2016	02/03/2016: Mortgage to include LO's name and NMLS ID	02/03/2016: Audit reviewed Loan originator name and/or NMLS reference number reflected on page 14 of the Mortgage, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 24.39%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with fico of 772.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 65.40 months reserves.

300104560	6e7aee64-5ec4-e511-99e0-d8d385e0a8b2	01/26/2016	Compliance	Loan originator organization name and/or NMLS reference number missing on the mortgage.	2808	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the mortgage.	02/03/2016	02/03/2016: Mortgage to include LO's name and NMLS ID	02/03/2016: Audit reviewed Loan originator name and/or NMLS reference number reflected on page 14 of the Mortgage, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qualified with DTI of 24.39%.; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with fico of 772.; Reserves are higher than guideline minimum UW guides require 9 months reserves, loan qualified with 65.40 months reserves.

300104559	67b682d1-9ec6-e511-99e0-d8d385e0a8b2	01/29/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in loan file.	02/01/2016	02/01/2016: CDA	02/01/2016: A CDA report reflecting a value of $750,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300104559	8b2c22b7-f7c6-4040-8c1e-08dc8d08f04a	02/29/2016	Compliance	Origination Charges - Section A on C.D. exceeds L.E. Fee (0% Variance) - not supported by C.O.C	3175	1	Cleared	A	B	RA	A	A	TRID	Origination Charges - Section A on CD exceeds LE Fee (0% tolerance)-not supported by COC. Discount fee of $180 is on CD and not on LE.	02/29/2016		02/29/2016: CD reflects a tolerance cure in the amount of $180.00 paid to the borrower at close for Section A cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
300104559	1039bde7-81aa-4110-93fb-f486e95bb073	01/26/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	B	B	RB	B	B	TRID
The CD reflects total of payments as $1,053,891.34 and the actual total of payments is $1,049,174.63. CD Total of payment calculation included fees paid by the lender. If the creditor pays for a specific fee in the Loan Costs, i.e., it is disclosed in the Paid by Others column rather than the Borrower-Paid column, it should not be included in the Total of Payments. Only the Borrower-Paid Loan Costs are included (the amount in the grey-shaded row on line D).
															10/21/2016	02/29/2016: revised CD
02/29/2016: Received notification to borrower and shipping label. Condition cleared. 02/29/2016: Received and reviewed post close revised CD. TOP is now within tolerance. Please provide notification to borrower and shipping label.

300104556	02d77661-f4c5-e511-99e0-d8d385e0a8b2	01/28/2016	Credit	Missing 4506-T	1702	1	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506T. Lender guidelines pg 8/16 required a signed 4506T at time of application and closing. Signed personal and business 4506-T's at application not provided in file.	02/18/2016	02/08/2016: 4506-t
02/18/2016: 4506 received condition cleared. 02/08/2016: Audit review of 4506-T documentation submitted is deemed unacceptable. Provide 4506-T's from initial application, documentation provided was signed at closing.  Condition remains.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 37.74%; FICO is higher than guideline minimum UW gudes require FICO of 700, loan qualified with FICO of 753.; Years Self Employed Borrower has 20 years self-employed.

300104556	817b348d-f5c5-e511-99e0-d8d385e0a8b2	01/28/2016	Credit	Missing copy of title	798	1	Cleared	A	A	CA	A	A	Title
The Lender's Non-Conforming Jumbo addendum guidelines dated 12/12/2014 require a 12 month chain of title that also includes sales price of property at time of transfer.  The title provided does not meet this requirement.
															02/15/2016	02/15/2016: title rebuttal	02/15/2016: Audit reviewed the lender rebuttal, the copy of previous title Deed documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 37.74%; FICO is higher than guideline minimum UW gudes require FICO of 700, loan qualified with FICO of 753.; Years Self Employed Borrower has 20 years self-employed.

300104556	b477c74d-91fa-4dbf-8e66-2f0f06fbd700	01/27/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	B	B	RB	B	B	TRID
The Closing Disclosure reflects total payments of $1,140,979.60 vs actual payments of $1,142,025.54. CD Total of payment calculation included fees paid by the lender. If the creditor pays for a specific fee in the Loan Costs, i.e., it is disclosed in the Paid by Others column rather than the Borrower-Paid column, it should not be included in the Total of Payments. Only the Borrower-Paid Loan Costs are included (the amount in the grey-shaded row on line D).
															10/21/2016	2/26/2016: $1,140,864.89
03/01/2016: Received notification to borrower and shipping label. Condition acknowledged. 02/29/2016: Notification to borrower and shipping label uploaded to incorrect borrower. 2/29/2016:  Audit has reviewed and has re-run the loan through the compliance engine and has determined the following:  The lenders TOP from the final CD in file was $1,140,979.60 vs compliance engine $1,140,864.89 for a difference of $114.71 (over-disclosure).   The lender provided a re-disclosed CD dated 2/26/16 with the TOP now reporting as $1,140,864.89, therefore there is no variance reporting now.    Please provide Notification of the error (i.e., the letter to borrower) along with proof of delivery of the re-disclosed CD to the borrower.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 37.74%; FICO is higher than guideline minimum UW gudes require FICO of 700, loan qualified with FICO of 753.; Years Self Employed Borrower has 20 years self-employed.

300104556	ce20cb9e-29c5-e511-99e0-d8d385e0a8b2	01/27/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided in file.	02/03/2016	02/03/2016: CDA	02/03/2016: A CDA report reflecting a value of $780,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 37.74%; FICO is higher than guideline minimum UW gudes require FICO of 700, loan qualified with FICO of 753.; Years Self Employed Borrower has 20 years self-employed.

300104554	cf5f437b-3bc5-e511-99e0-d8d385e0a8b2	01/27/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file	02/01/2016	02/01/2016: CDA	02/01/2016: A CDA report reflecting a value of $975,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300104554	336d75a0-a5f0-4a6a-814a-19617b030911	01/27/2016	Compliance	Borrower not provided 3 day rescission period	3277	1	Cleared	A	A	RA	A	A	TILA	The Right to Cancel form has an incorrect expiration date.	02/23/2016	02/23/2016: Right to Cancel Doc 02/05/2016: Rebuttal and Right To Cancel Forms
02/23/2016: Audit reviewed executed Right to Cancel form, all dates are correct and the borrower was given 3 business days to rescind. Condition cleared.
 02/05/2016: Audit reviewed the Lender Rebuttal, and has determined that the borrower has the right to cancel the transaction within 3 business days from whichever of the following events occurs LAST: (1) The date of transaction (2) The date TIL was received (3) The date borrower received the Notice of Right to Cancel (RTC).  The LAST event that occurred was borrower's execution date verifying the receipt of the RTC. Therefore, the expiration date is incorrect. Provide a Notification of error to borrower, reopened rescission, evidence of shipment and corrected RTC. Condition remains.

300104554	13b272f0-42fd-4604-9aac-3784b7e5cb36	01/29/2016	Compliance	Total Interest Percentage (TIP) is not accurate.	3213	1	Cleared	A	A	RA	A	A	TRID	Total Interest Percentage (TIP) reflected on Closing Disclosure is 82.40% vs. 82.36% actual; -0.04% discrepancy is not within tolerance.	02/11/2016
02/11/2016: After review of the Final CD and the amount calculated in the Total Interest Paid we have concluded that the percentage displayed as 82.406% is correct. This amount was calculated using the Fixed Arm Total Interest method. It was included the amount of prepaid interest paid by borrower was not included in this calculation. Once this total was calculated the amount was divided by the loan amount of 599,000.00, which gave us the percentage of 82.406%
 02/05/2016: Rebuttal for TIP

02/11/2016: Audit concurs with the lender rebuttal, prepaid interest was paid by the borrower, therefore it is included in the calculations of $493,614.05 divided by $599,000 which equals 82.406%. Condition cleared.
 02/05/2016: Audit reviewed the lender rebuttal, and has determined that the lender calculations of $493,614.05 divided by $599,000 which equals 82.406%, did not exclude the prepaid interest. Audit calculates the following: Total Interest of $493,614.05 minus $299.50 of prepaid interest equals $493,314.71 divided by $599,000 equals 82.356%. Condition remains.

300104554	7b3dc4bf-0d04-4f79-898c-7dc7ed3e066f	02/01/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	A	B	RA	A	A	TRID	Lender Contact Information not completed on CD. Contact, email & phone number are not completed.	02/23/2016	02/19/2016: Rebuttal
02/23/2016: Audit consulted with compliance, the NMLS ID information disclosure is the critical/material piece to disclosure in this section and was present. Information related to address, email, phone, etc. is reflected as non-material and loan will be graded a B.

300104554	b538e33d-145b-40ac-b395-8f42d9537502	01/29/2016	Compliance	Total of Payments is not accurate	3212	1	Cleared	B	B	RB	B	B	TRID
CD reflects Total of Payments in the amount of $1,109,889.39 vs. $1,103,94.23 actual; $5,905.16 discrepancy. CD Total of payment calculation included fees paid by the lender. If the creditor pays for a specific fee in the Loan Costs, i.e., it is disclosed in the Paid by Others column rather than the Borrower-Paid column, it should not be included in the Total of Payments. Only the Borrower-Paid Loan Costs are included (the amount in the grey-shaded row on line D). Total of Payments is considered a “material” disclosure under the rule, therefore if there is an over-disclosure, a corrected CD must be provided with reopening of rescission if applicable.
															10/21/2016	02/29/2016: CD
03/01/2016: Received notification to borrower and shipping label. Condition acknowledged. 02/29/2016: Received and reviewed revised post close CD. TOP is within tolerance. Condition cleared/client waived. Evidence of shipping label and notification to borrower for re-disclosed CD not provided. Condition remains

300104554	b29c58b4-cde0-44a4-8303-a6cbac86bdef	02/01/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Credit Report Fee of $63.89 not disclosed on LE. Tolerance cure found on CD of $68.97 is sufficient.	02/01/2016		02/01/2016: Credit Report Fee of $63.88 not disclosed on LE. Tolerance cure found on CD of $68.97 is sufficient. . Loan will be graded a B for Fitch and A for others.
300104554	22764524-8cc6-e511-99e0-d8d385e0a8b2	01/29/2016	Compliance	Initial Closing Disclosure timing requirement not met	3270	1	Cleared	A	A	RA	A	A	TRID
Initial CD is dated less than 6 days prior to loan transaction date as required for presumption of delivery. Initial CD in file was not signed by the Borrowers acknowledging receipt; file is missing verification that the Borrowers received the initial Closing Disclosure within 3 days prior to the loan consummation.
															02/05/2016	02/05/2016: Rebuttal for Initial Closing Disclosure	02/05/2016: Audit review of print screen reflects borrower opened and received CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
300104552	2d2a4134-c2c6-e511-99e0-d8d385e0a8b2	01/29/2016	Credit	Missing asset documentation	915	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Missing October statement for the account listed in Asset section of 1008 Addendum for coborrower3.  File contained copy of September statement only.  Guidelines require most recent two months statements.
															02/10/2016	02/10/2016: October Statement Assets CB3	02/10/2016: Audit review of Bank Statement reflects months October, November and through December 15,2015, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 35.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753.; Reserves are higher than guideline minimum UW Guides requires 30 months reserves, loan qualifed  with 177.70 months reserves

300104552	d1711b8e-c4c6-e511-99e0-d8d385e0a8b2	01/29/2016	Credit	Missing Lease agreement	2639	1	Cleared	A	A	CA	A	A	Legal Documents
Missing current lease/rental agreement for property #2 listed first on the 1003 and property #2 listed on the second 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
															02/24/2016	02/23/2016: Lease Agreement 02/12/2016: 1040 & Rental 02/10/2016: Rental Agreement
2/24/2016:  Fully executed current leases provided for both properties, condition cleared.
02/12/2016: Audit reviewed the documentation submitted, and has determine that the rental agreements were not provided as per QM.  Analysis of the following required documentation is necessary to verify all consumer rental income: (a) IRS Form 1040 Schedule E; AND (b) CURRENT LEASE/RENTAL AGREEMENTS (MISSING). If the file does not contain the CURRENT LEASE AGREEMENTS, the loan will be flagged as non-QM compliant.  Condition remains.
 02/10/2016: Audit reviewed the documentation submitted, and has determine that the rental agreements were not provided as per QM.  Analysis of the following required documentation is necessary to verify all consumer rental income: (a) IRS Form 1040 Schedule E; AND (b) Current leases/rental agreements. If the file does not contain the current lease agreements, the loan will be flagged as non-QM compliant.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 35.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753.; Reserves are higher than guideline minimum UW Guides requires 30 months reserves, loan qualifed  with 177.70 months reserves

300104552	0bd40e61-2bc9-e511-99e0-d8d385e0a8b2	02/01/2016	Credit	Borrower's Financed Properties Exceeds Guideline Maximum	1690	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Guidelines state financed property limit is 4, subject property makes 5th financed property. Approved exception and stated it on page 2 on 1008 Addendum.			02/10/2016: Audit acknowledges that the number of financed properties is outside of guidelines. Loan will be graded a B. 02/10/2016: e-mailed Exception Request	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 35.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753.; Reserves are higher than guideline minimum UW Guides requires 30 months reserves, loan qualifed  with 177.70 months reserves

300104552	f52be5e6-a7ad-4c9f-a701-32edd255db8f	02/01/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing current lease/rental agreement for property #2 listed first on the 1003 and property #2 listed on the second 1003. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.
															02/24/2016
2/24/2016:  Fully executed current leases provided for both properties, condition cleared.
 02/10/2016: Audit reviewed the documentation submitted, and has determine that the rental agreements were not provided as per QM.  Analysis of the following required documentation is necessary to verify all consumer rental income: (a) IRS Form 1040 Schedule E; AND (b) Current leases/rental agreements. If the file does not contain the current lease agreements, the loan will be flagged as non-QM compliant.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 35.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753.; Reserves are higher than guideline minimum UW Guides requires 30 months reserves, loan qualifed  with 177.70 months reserves

300104552	883b350d-c0c6-e511-99e0-d8d385e0a8b2	01/29/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	02/02/2016	02/02/2016: CDA	02/02/2016: A CDA report reflecting a value of $735,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 38%, loan qualified with DTI of 35.52%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753.; Reserves are higher than guideline minimum UW Guides requires 30 months reserves, loan qualifed  with 177.70 months reserves

300104545	2f222277-4dc5-e511-99e0-d8d385e0a8b2	01/27/2016	Credit	Missing Final Title Violation	2955	1	Cleared	A	A	CA	A	A	Title	Lender requires 12 month chain of title and it was not provided in the loan file.	02/05/2016	02/05/2016: Chain of title
02/05/2016:  Audit review of Title Commitment reflects chain of title under Schedule B-Sec I #3(h), also provided are copies of the Deeds for prior transfers. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	2fc0c2ce-4dc5-e511-99e0-d8d385e0a8b2	01/27/2016	Credit	Missing Condo Questionnaire	1195	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Condo Questionnaire	02/05/2016	02/05/2016: Condo Questionnaire	02/05/2016: Audit review of executed Condo Questionnaire documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	b888e7f2-bfc9-e511-99e0-d8d385e0a8b2	02/02/2016	Credit	Missing Documentation	724	1	Cleared	A	A	CA	A	A	Legal Documents	Per LOE in file, $170,000 funds from HELOC was used to purchase subject property, evidence of borrower's withdrawal and title company's receipt was not provided.	02/05/2016	02/05/2016: Receipt from title	02/05/2016: Audit review of wire transfer documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	c49e438a-c3d8-46ff-89f5-57a9c7f5e073	02/02/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	Under Section B charges that cannot increase, the CD shows an increase of $100.00 for the appraisal fee . The Lender was required to provide a cure in the amount of $100.00.	02/02/2016		2/2/2016: CD reflects a tolerance cure in the amount of $250.00 paid to the borrower at close for Section B & C cures. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	de23c30d-b642-494d-8e54-66dc90b62e69	02/02/2016	Compliance	Borrower did not acknowledge receipt of initial C.D. 3 days prior to consummation	3246	1	Cleared	A	A	RA	A	A	TRID	Evidence of borrower's receipt of initial CD was not provided. Mailbox rule applies, but loan closed prior to 6 day waiting period.	02/15/2016	02/15/2016: Rebuttal for receipt of CD	02/15/2016: Audit review of print screen reflects borrower opened and received initial CD same day verified by e-signature, documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	9b2f2742-7df9-46a6-9ef7-8991b29b2bcd	02/01/2016	Compliance	Missing corresponding C.O.C for most Recent L.E/C.D. in File	3284	1	Cleared	A	A	RA	A	A	TRID	CD #1 reflects an interest rate of 4%, whereas, CD #2 indicates an interest rate of 4.55%. Loan closed a with a 4.55% interest rate. A change of circumstance was not provided.	02/15/2016	02/15/2016: COC for both borrowers	02/15/2016: Audit review of change of circumstance documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	c443b31e-1335-4db7-9412-c8bc736411af	02/23/2016	Compliance	Waiver by borrower of C.D. timing requirement not properly documented for APR variance (Under disclosed)	3170	1	Cleared	A	A	RA	A	A	TRID
Waiver of borrower of CD timing requirement not properly documented for APR variance. No documentation provided that borrower acknowledged revised CD 3 days prior to consummation or received 6 days prior to consummation.
															02/26/2016	2/23/2016: The lenders operating system showing 2 things: 1 it was opened and 2 it was signed.
2/26/2016:   Lender provided a copy of eDisclosure History verifying borrowers eSigned the CD documents on 1/5/2016 which is at least 3 days prior to consummation.  No further documentation required, condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	c84f0f6e-92ee-4820-ac97-f07ef1243209	01/27/2016	Compliance	APR on Final Closing Disclosure is inaccurate in relation to previous Initial disclosure(s) – no evidence of further re-disclosure in file (APR > 0.125 variance – Under disclosed)	3273	1	Cleared	A	A	RA	A	A	TRID	APR on Final CD = 4.580% vs APR on LE = 4.030%.	02/23/2016	02/23/2016: Lender response: APR changed because borrower didn't lock rate until 12/29. COC provided.
02/23/2016: Audit review of lender response. Borrower locked rate after initial CD was provided to borrower. Re disclosed CD provided and valid COC. Condition cleared, but additional condition added for timing requirement.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300104545	dcb01a73-f6c4-e511-99e0-d8d385e0a8b2	01/27/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	02/03/2016	02/03/2016: CDA	02/03/2016: A CDA report reflecting a value of $700,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 154.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 15 years; Years on Job Borrower has 23 years on job

300133097	65691a0d-55ec-e511-99e0-d8d385e0a8b2	03/17/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA was not provided.	03/18/2016	03/18/2016: CDA	03/18/2016: A CDA report reflecting a value $841,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum 1008 DTI 41.44%, audit is 40.33%; FICO is higher than guideline minimum Credit report FICO 801, more than the GL requirement; Reserves are higher than guideline minimum GL requirement on reserves is 12 months, Borr has 170.70 months.

300133097	313e357b-c4ea-e511-99e0-d8d385e0a8b2	03/15/2016	Compliance	Affiliated Business Disclosure not executed	1679	1	Cleared	A	A	RA	A	A	RESPA	An Affiliated Business Disclosure dated 7/22/2015 was provided without the Borrower's signature.	03/23/2016	03/23/2016: ABD	03/23/2016: Audit review of executed Affiliated Business Disclosure documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum 1008 DTI 41.44%, audit is 40.33%; FICO is higher than guideline minimum Credit report FICO 801, more than the GL requirement; Reserves are higher than guideline minimum GL requirement on reserves is 12 months, Borr has 170.70 months.

300133097	412c6cba-67ec-e511-99e0-d8d385e0a8b2	03/17/2016	Compliance	Failure to Obtain Final HUD-1	1595	1	Cleared	A	A	RA	A	A	RESPA	Final HUD provided in the file is not signed by the borrower or certified by the settlement agent.	03/23/2016	03/23/2016: HUD1	03/23/2016: Audit review of true certified copy of the final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 DTI is lower than guideline maximum 1008 DTI 41.44%, audit is 40.33%; FICO is higher than guideline minimum Credit report FICO 801, more than the GL requirement; Reserves are higher than guideline minimum GL requirement on reserves is 12 months, Borr has 170.70 months.

300133097	88d9a745-68ec-e511-99e0-d8d385e0a8b2	03/17/2016	Credit	Missing Lease agreement	2639	1	Cleared	A	A	CA	A	A	Legal Documents	The Lease Agreement for REO C listed on the 2014 Schedule E is not legible. A legible copy must be provided to determine 24 months tenant continuity as required.	04/04/2016
4/4/2016: A current month-to month lease dated within 120 days of the Note date provided is acceptable. Condition cleared.
 03/29/2016: Audit reviewed the executed Lease for REO C, and has determine that month to month Real Estate Leases are required to be verified as current in order to be classified as a Qualified Mortgage. Provide current rent checks (receipts/cancelled checks/bank statements, etc.) That the lessor may have to prove it was from the same tenant month over month from 01/01/2015 through Note date reflecting no late payments.  Per QM, verification of no gaps > 3 months. Also provide a complete copy of the Lease, copy provided was missing executed page by all parties. Condition remains.

 DTI is lower than guideline maximum 1008 DTI 41.44%, audit is 40.33%; FICO is higher than guideline minimum Credit report FICO 801, more than the GL requirement; Reserves are higher than guideline minimum GL requirement on reserves is 12 months, Borr has 170.70 months.

300133093	47cc46b7-0787-44b1-b001-c41b4a0f7612	03/18/2016	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA
Finance Charge under disclosed by $2,252.06. It appears the lender did not included Settlement fee of $1,150.80, Wire Fee of $60, Title Courier Fee $5.76, Loan Origination Fee of $945, Discount Fee of $945, Tax Service Fee of $54, Flood Fee of $11 and over disclosed Prepaid Interest of $915.50.
															04/05/2016	04/05/2016: Credit breakdown	04/05/2016: Audit has reviewed final HUD-1 and determined that seller credit for $3,171.56 was applied to finance charges per breakdown submitted. Loan is no longer under disclosed. Condition cleared.
300133093	3123423e-41ed-e511-99e0-d8d385e0a8b2	03/18/2016	Compliance	Affiliated Business Disclosure not executed	1679	1	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure signed by all parties.	03/31/2016	03/31/2016: ABD	03/31/2016: Audit review of executed Affiliated Business Disclosure documentation submitted is deemed acceptable. Condition cleared.
300133093	7121b4c5-45ed-e511-99e0-d8d385e0a8b2	03/18/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	03/23/2016	03/23/2016: CDA	03/23/2016: A CDA report reflecting a value $950,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300133080	0262a50e-08ee-e511-99e0-d8d385e0a8b2	03/19/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA was not provided	03/22/2016	03/22/2016: CDA	03/22/2016: A CDA report reflecting a value $725,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300133077	c92dcb59-39f1-e511-99e0-d8d385e0a8b2	03/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDC report was not provided in file.	04/01/2016	04/01/2016: CDA	04/01/2016: A CDA report reflecting a value $2,700,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 768 FICO vs 740 minimum required FICO ; Reserves are higher than guideline minimum 37 months PITIA reserves vs 24 months minimum PITIA reserves. ; Years in Field Borrowr has 16 years in line of work.

300133077	855a014b-e3f1-e511-99e0-d8d385e0a8b2	03/24/2016	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
Fee totals of $1,500, in the GFE column vs $1,800, charged to the borrower results in a 15.96 increase, which is greater than 10% allowable.  A lender credit in the amount of $105.79 would be required to cure the tolerance issue.  The lender credit to cure was shown on page 1 of the HUD-1.
															03/24/2016		A lender credit in the amount of $105.79 would be required to cure the tolerance issue. The lender credit to cure was shown on page 1 of the HUD-1.
 FICO is higher than guideline minimum 768 FICO vs 740 minimum required FICO ; Reserves are higher than guideline minimum 37 months PITIA reserves vs 24 months minimum PITIA reserves. ; Years in Field Borrowr has 16 years in line of work.

300133077	29a41276-3bf1-e511-99e0-d8d385e0a8b2	03/23/2016	Credit	Loan Amount Exceeds Guidelines	825	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
Provide Lender exception or other supporting documentation to confirm the loan was approved at the Note amount.  Per Guidelines, the max loan amount is $2,000,000.  The subject loan amount is greater than $2,000,000.00.
																03/30/2016: Rebuttal	03/31/2016: Audit acknowledges that the loan amount is outside of guidelines. Loan will be graded a B. 03/30/2016: Exception is pending review from client.	Exception	Originator
 FICO is higher than guideline minimum 768 FICO vs 740 minimum required FICO ; Reserves are higher than guideline minimum 37 months PITIA reserves vs 24 months minimum PITIA reserves. ; Years in Field Borrowr has 16 years in line of work.

300133074	9b472acf-bff1-e511-99e0-d8d385e0a8b2	03/24/2016	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	2992	1	Cleared	A	A	CA	A	A	Terms/Guidelines	The APN on the appraisal is not consistent with the APN on the Title and Mortgage.	04/05/2016	04/05/2016: Parcel number
04/05/2016: Audit review of parcel documentation submitted is deemed acceptable. Corrected Appraisal provided with revised parcel number. Condition cleared.
 4/4/2016: Letter of intent to re-record DOT and airbill provided, however unable to determine what is the correct APN as APN on the Title and Mortgage do not match the appraisal. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves

300133074	be43e7b9-cef1-e511-99e0-d8d385e0a8b2	03/24/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	03/25/2016	03/25/2016: CDA	03/25/2016: A CDA report reflecting a value $625,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 738; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 67.90 months reserves

300133071	aa35b67a-47f1-e511-99e0-d8d385e0a8b2	03/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided.	03/25/2016	03/25/2016: CDA	03/25/2016: A CDA report reflecting a value $1,200,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300133071	aa396d27-47f1-e511-99e0-d8d385e0a8b2	03/23/2016	Credit	Missing Condo Review Documentation	2640	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Provide the Condominium Limited Reviewer, which was not found in file. However, was required per AUS finding number 14.	04/04/2016	03/31/2016: Condo Cert
04/04/2016: Received approved Limited Project Certification documentation with approval signature and date. Condition cleared.
 03/31/2016: Audit review of Limited Project Certification documentation submitted is deemed unacceptable. Provide the "Underwriting Approval" signature and date on the document. Condition remains.

300133071	09f43d5a-47f1-e511-99e0-d8d385e0a8b2	03/23/2016	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents	Provide the third party fraud report, which was not found in the loan file.	03/31/2016	03/31/2016: Fraud Guard	03/31/2016: Fraud tool was provided prior to the Note date. Audit reviewed and all red flags are cleared. Condition cleared.
300133071	a97366f5-45f1-e511-99e0-d8d385e0a8b2	03/23/2016	Credit	Missing Condo Questionnaire	1195	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Provide the condo questionnaire, which was not found in file.	03/31/2016	03/31/2016: Condo Cert	03/31/2016: Audit review of condo questionnaire documentation submitted is deemed acceptable. Condition cleared.
300133060	2d6522a9-78a4-4ffb-9f05-254c6782701c	03/29/2016	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA	Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $776.52. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.”	03/29/2016		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $776.52. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.”
 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	72d2b99c-f6f0-e511-99e0-d8d385e0a8b2	03/23/2016	Compliance	Loan originator organization name and/or NMLS reference number missing on the note.	2810	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The final Note does not reflect the Loan originator organization and NMLS reference number.	03/29/2016	03/29/2016: Note	03/29/2016: Audit review of Note documentation submitted reflects Loan originator organization and NMLS reference number, and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	22253bb2-0ef1-e511-99e0-d8d385e0a8b2	03/23/2016	Compliance	Missing Final HUD-1	2922	1	Cleared	A	A	RA	A	A	RESPA	The Final HUD-1 is missing from the loan file.	03/29/2016	03/29/2016: HUD1
03/29/2016: Audit review of true certified copy of the final HUD-1 documentation submitted is deemed acceptable. Condition cleared. Compliance Testing failed for under disclosure. Additional condition added.

 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	30d56c0b-def5-e511-99e0-d8d385e0a8b2	03/29/2016	Compliance	Loan originator name and/or NMLS reference number missing on the application.	2805	1	Cleared	A	A	RA	A	A	Federal Consumer Protection	The final Note does not reflect the Loan originator name and NMLS reference number.	03/29/2016	03/29/2016: Note	03/29/2016: Audit review of Note documentation submitted reflects Loan originator name and NMLS reference number, and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	fa01e781-d56c-4d44-b5e1-db583e0ce752	03/29/2016	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA	Finance Charge under disclosed by $3,454.56. Provide fees that were included in the Lender discount credit of $7,443.48.	04/06/2016
04/06/2016: Audit has reviewed final HUD-1 and has determined that lender credit for $4,094.50 was applied to finance charges per breakdown submitted. Loan is no longer under disclosed. Condition cleared.

 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	5da8fc8b-fbf0-e511-99e0-d8d385e0a8b2	03/23/2016	Credit	Hazard Insurance Shortfall	35	1	Cleared	A	A	CA	A	A	Terms/Guidelines
The hazard insurance certificate reflects a guaranteed coverage up of $468,000, with only 100% replacement cost coverage, which is less than the unpaid principal balance. Processors certification in file stating $526,900 is the maximum insured value established by the insurance company.
															03/29/2016	03/29/2016: Rebuttal
03/29/2016: Audit reviewed the executed "Insurance Coverage Certification", a statement from the insurance carrier does confirm the coverage amount plus 10% in total of %526,900.00 is the maximum insured value. Documentation submitted is acceptable. Condition cleared.

 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300133060	5e0f0445-10f1-e511-99e0-d8d385e0a8b2	03/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	03/25/2016	03/25/2016: CDA	03/25/2016: A CDA report reflecting a value $701,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum GL guideline max DTI 43%, Borrowers' DTI 31.58%; FICO is higher than guideline minimum GL guideline min Fico 720. Borrowers' low mid 738.; Reserves are higher than guideline minimum GL guidelines reserves 12 months. Borrowers' have 42.92 months

300136483	97fa9e7d-b7f2-e511-99e0-d8d385e0a8b2	03/25/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	Provide documentation to confirm the Home Loan Toolkit was delivered to the Borrower within 3 business days of the application date. The toolkit in file is not dated.	04/04/2016		4/4/2016: Itemized disclosure provided to indicate the Home Loan Toolkit was provided at application. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI o f43%, loanqualified with DTI of 28.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; No Mortgage Lates Credit report verifies 38 months payment history with no late payments reported

300136483	1cf89be4-b7f2-e511-99e0-d8d385e0a8b2	03/25/2016	Compliance	Missing Affiliated Business Disclosure	48	1	Cleared	A	A	RA	A	A	RESPA	Please provide the Affiliated Business Disclosure or Lender Attestation of no Affiliation. The disclosure is missing from the loan file.	04/04/2016		4/4/2016: Lender attestation provided, indicates no affiliates. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI o f43%, loanqualified with DTI of 28.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; No Mortgage Lates Credit report verifies 38 months payment history with no late payments reported

300136483	a08b28a6-5bf3-e511-99e0-d8d385e0a8b2	03/26/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	A	B	RA	A	A	TRID
In Section F, Homeowner Insurance Premium does not list the number of months paid on the final CD. Per TRID: Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
															04/04/2016		4/4/2016: Notification of error and corrected CD provided to indicate number of months paid on section F, homeowner's insurance premium. Loan will be graded a B for Fitch and A for all other agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI o f43%, loanqualified with DTI of 28.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; No Mortgage Lates Credit report verifies 38 months payment history with no late payments reported

300136483	dcaf31a3-faf0-e511-99e0-d8d385e0a8b2	03/23/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA report is not in file.	03/28/2016	03/28/2016: CDA	03/28/2016: A CDA report reflecting a value $635,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI o f43%, loanqualified with DTI of 28.72%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 724; No Mortgage Lates Credit report verifies 38 months payment history with no late payments reported

300152225	9e51ccb4-620d-e611-8544-d8d385e1d166	04/28/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Please provide Balance Sheet for Borrower’s Schedule C employment reflected on 2014 personal tax return. Additionally, please provide Balance Sheet for Co-Borrower’s Schedule C employment reflected on 2014 personal tax return.
															05/05/2016
05/04/2016: No self employment income was used to qualify, therefore, no balance sheet was required. The borrower and co-borrower are wage earners. That is the income we used. Both borrowers have a very small “Side business”. Very small schedule C self-employment income not was not need and was not used. The side schedule C businesses are not their primary jobs.

05/04/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2015 P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
 05/05/16: Lender provided the signed Balance Sheet and profit and loss for the borrower and co borrower schedule C businesses dated 01/01/2015 to 09/11/2015. Both showing positive income. No outstanding issues noted.  Condition cleared.

 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300152225	2bb852c1-620d-e611-8544-d8d385e1d166	04/28/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Please provide Profit and Loss for Borrower’s Schedule C employment reflected on 2014 personal tax return. Additionally, please provide Profit and loss for Co-Borrower’s Schedule C employment reflected on 2014 personal tax return.
															05/05/2016
05/04/2016: No self employed income was used to qualify, therefore, the P&L statement was not required. The borrower and co-borrower are wage earners. That is the income we used. Both borrowers have a very small “Side business”. Very small schedule C self-employment income not was not need and was not used. The side schedule C businesses are not their primary jobs.

05/04/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2015 P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
 05/05/16: Lender provided the signed Balance Sheet and profit and loss for the borrower and co borrower schedule C businesses dated 01/01/2015 to 09/11/2015. Both showing positive income. No outstanding issues noted.  Condition cleared.

 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300152225	c0cf1cae-620d-e611-8544-d8d385e1d166	04/28/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/02/2016	05/02/2016: CDA	05/02/2016: A CDA report reflecting a value $800,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300152225	cce142ed-b5d8-4db8-b12b-58186a18715b	04/29/2016	Compliance	Finance Charge Under Disclosed	1586	1	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed by $618.53.	05/04/2016	05/04/2016: attached compliance showing loan passed APR test and also itemization of amount financed showing that credit on page 1 of HUD of 1790 should be applied to origination fee
05/04/2016: Audit re-analyzed Final HUD-1, as well as Itemization of Amount Financed reflecting Lender Credit, and has determined that the transaction is not under-disclosed after credit was applied. Condition cleared.

 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300152225	9da4f87e-e070-4299-9c91-b9f71c74b285	04/28/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
The Loan does not meet criteria for qualified mortgage. A P&L and BS is required in order for the loan to be classified as a qualified mortgage. This finding will be cleared once the required P&L's and balance sheets have been provided.
															05/05/2016
05/04/2016: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2015 P&L and Balance Sheet for the entity listed on Schedule C is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable. Condition remains.
 05/05/16: Lender provided the signed Balance Sheet and profit and loss for the borrower and co borrower schedule C businesses dated 01/01/2015 to 09/11/2015. Both showing positive income. No outstanding issues noted.  Condition cleared.

 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300152225	9e1c1207-630d-e611-8544-d8d385e1d166	04/28/2016	Compliance	Transaction dates do not match	3132	1	Cleared	A	A	RA	A	A	General Compliance	TIL was executed date of Note consummation whereas the Mortgage was not notarized until 4 months later.	05/04/2016	05/02/2016: Attached is copy of original DOT showing notary date of xx/xx/xxxx (page 12)
05/02/2016: Audit reviewed all Mortgages submitted, and has determined that the original Mortgage (executed same day as Note) was missing the PUD Rider.  Mortgage was re-executed at a later date to include the PUD rider. Condition cleared.

 FICO is higher than guideline minimum 753 FICO > 720 required; Reserves are higher than guideline minimum 55.1 months PITI reserves > 6 required; Years on Job Borrower has 9 years with current employer

300167569	a15cf12b-90ac-432b-a7c4-21806c01aac3	05/05/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
The LE dated 03/16/2016 reflects an Appraisal Report Fee of $500.00 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal Report Fee of $600.00 resulting in a $100.00 refund due for cure.
															05/05/2016
05/05/2016:  Final CD reflects a tolerance cure in the amount of $100.00 paid to the borrower at close for an Appraisal Report charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

300167569	5736982f-c855-4c98-9c9a-9259a690d72f	05/05/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID
The final Closing Disclosure Contact Information section is incomplete.  The State License number and Contact license number of the Settlement Agent, Borrowers Real Estate Broker and Sellers Real Estate broker are missing.
															05/16/2016	05/16/2016: Please see updated CD	05/16/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300167569	7d793777-3312-e611-8544-d8d385e1d166	05/04/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/10/2016	05/10/2016: CDA	05/10/2016: A CDA report reflecting a value $645,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300167568	514c462c-e315-e611-8544-d8d385e1d166	05/09/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	File missing a CDA review.	05/12/2016	05/12/2016: CDA	05/12/2016: A CDA report reflecting a value $1,656,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	57adbb51-801b-e611-86f5-d8d385e0a8b2	05/16/2016	Credit	Missing Mortgage/deed of trust legal description information	2665	1	Cleared	A	A	CA	A	A	Legal Documents	Missing Exhibit A, legal description, to mortgage/deed of trust.	05/18/2016	05/18/2016: 'Exhibit A' attached for approval	05/18/2016: Audit review of Exhibit A, legal description documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	28ffe492-8317-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing Evidence of Taxes and Insurance	1688	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Please provide PITIA verification for the second property listed on the Schedule of Real Estate Owned.	05/16/2016		05/16/2016: Received evidence of PITIA. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	c0621262-8417-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing 4506-T	1702	1	Cleared	A	A	CA	A	A	Legal Documents	Please provide 4506-T signed at Closing for both Borrowers.	05/16/2016		05/16/2016: Received 4506-T for both Borrowers, signed at closing. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	0f285409-9da2-42c9-9bcd-28e3e9ef1615	05/09/2016	Compliance	Missing Note	2136	1	Cleared	A	A	RA	A	A	Legal Documents	Please provide copy of fully executed Note.	05/16/2016		05/16/2016: Received executed Note. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	b63bfe6d-d103-48d9-ab86-2da1a3241b14	05/11/2016	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)	3269	1	Cleared	A	A	RA	A	A	TRID	The LE reflects a lender credit in the amount of $10,030. The lender credit decreased to $9,430 on the CD with no indication of a valid COC to account for the decrease in the credit	05/24/2016	05/24/2016: Lock Confirmation of extension
05/24/2016: Audit reviewed Lock Confirmation, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 05/16/2016:  The COC provided mentions appraised value and LTV.  No mention of credit decreasing provided.  Condition remains.
																				CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	2ce76abd-4e20-4fbd-a4e2-a03910937371	05/09/2016	Compliance	Missing Mortgage	1739	1	Cleared	A	A	RA	A	A	General Compliance	Please provide fully executed copy of the Mortgage/Deed of Trust.	05/16/2016		05/16/2016: Received executed Mortgage/Deed of Trust. Condition cleared			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	33f99f32-6a17-e611-8544-d8d385e1d166	05/11/2016	Compliance	Missing Right To Cancel Form	1596	1	Cleared	A	A	RA	A	A	TILA	Please provide fully executed right to cancel.	05/16/2016		05/16/2016: Received executed Right to Cancel form. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	2d071a61-8317-e611-8544-d8d385e1d166	05/11/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing services that corresponds to the services provided listed on the LE.	05/19/2016
05/19/2016: Audit reviewed WLSP, and has determined that the WLSP is invalid and title fees are subject to a 10% tolerance. However, lender paid title fees therefore tolerance is not an issue. Loan will be rated a B.
 05/16/2016:  The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.  Condition remains.
																				CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	27a644ef-9f17-e611-8544-d8d385e1d166	05/11/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	The lender's email address and phone number was not provided on page 3 of the LE.	05/11/2016		5/11/2016: Condition is non-material. Loan will be graded a B for all agencies.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	37d44922-a017-e611-8544-d8d385e1d166	05/11/2016	Compliance	Missing Documentation	2814	1	Cleared	A	A	RA	A	A	Legal Documents	Provide an executed copy of the Consent to Receive Communications Electronically, (E Consent) disclose for the borrower and co-borrower.	05/16/2016		05/16/2016: Received evidence of electronic consent. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	4a40105d-a017-e611-8544-d8d385e1d166	05/11/2016	Compliance	Incorrect disclosure of Origination Charges - Section A	3174	1	Cleared	A	B	RA	A	A	TRID	Section A, Administration fee indicates fee was paid by the creditor. The name of the third party originator receiving the payment must be disclosed.	06/01/2016	06/01/2016: LOE to Bwr & Post CD for review and approval 05/25/2016: Post CD 05/18/2016: Rebuttal letter
06/01/2016: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
05/25/2016: Audit review of revised CD includes payee to fees in Sections A, and documentation submitted is deemed acceptable. However, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was not provided.  Condition remains.
 05/18/2016: Audit reviewed Lender Rebuttal, and has determined that the fees in Section A are required when the Lender is paying the fee. Final 1003 and CD reflect Mortgage Broker, as well as the Lender, therefore payee is required. Condition remains.
																				CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	63bfcaef-a017-e611-8544-d8d385e1d166	05/11/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID	The LE reflects an Appraisal fee of $450 with no resulting CoC for any subsequent disclosures. The CD reflects an Appraisal fee of $550 resulting in a $100 refund due for cure.	06/06/2016	06/06/2016: Post CD & LOE to Bwr
06/06/2016: Audit reviewed revised CD, copy of check for cure and Notification of the error (i.e., the letter to borrower) within 60 days from error notification was provided. Lender sent postal so no tracking available. Loan will be rated a Fitch 'B'. Condition cleared.
 05/16/2016:  The COC provided mentions appraised value and LTV.  No mention of increasing appraisal fee provided. Condition remains.
																				CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	f76882ff-db08-4e5b-8ee8-da64e7a5cae2	05/11/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The NMLS / License Number of the Settlement Agent is missing.	05/19/2016	05/19/2016: cd
05/19/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 05/16/2016:  Received CD.  Missing License number for Settlement Agent.  Condition remains.
																				CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167568	64da9ce6-8f8c-493c-8cff-edb5f2c76c9f	05/11/2016	Compliance	Missing Closing Disclosure / CD Not in File	3227	1	Cleared	A	A	RA	A	A	TRID	A final CD executed by the borrowers was not provided. Additional conditions may apply.	05/16/2016		05/16/2016: Received final CD signed by both Borrowers. Condition cleared.			CLTV is lower than guideline maximum 60.39 CLTV < 80% permitted; FICO is higher than guideline minimum 749 FICO score > 620 required; Full Documentation Full Documentation
300167565	1fd64cce-99af-4de2-8388-0159ba3c4863	05/13/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	Final CD is missing the settlement agent license number in the contract information section.	05/31/2016	05/31/2016: Revised CD_5/26_Attorney’s ID
05/31/2016:  Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
 05/20/2016:  The state requires Title Insurance Agents to be licenses.  Condition remains.

300167565	bf229ca3-4eb6-4de4-b927-18ec3a7dd8f6	05/16/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	A	B	RA	A	A	TRID
Final LE reflects appraisal fee of $550 and final LE reflects appraisal fee of $700. No valid CoC was provided. Tolerance cure of $150.00 due to borrower. Lender credit in section J of CD is sufficient tolerance cure.
															05/16/2016		05/16/2016: Lender credit in section J of CD is sufficient tolerance cure. Loan will be graded a B for Fitch and an A for all others.
300167565	4a4a6213-f7ee-4092-9258-6474d0eaa0a7	05/13/2016	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	3181	1	Cleared	A	A	RA	A	A	TRID
WLSP in file indicates borrower had ability to shop for Title Service provider, however Final CD reflect Title Endorsement and Title Search in Section B indicating borrower did not have ability to shop. Borrower did not choose provider on the WLSP, therefore charges should be listed in Section C.
															05/19/2016		05/19/2016: Received revised CD with the fees in the correct section. Condition cleared.
300167565	7df2dda0-e9f3-49a0-94d6-86c913757351	05/12/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	1	Cleared	A	A	RA	A	A	RESPA	File is missing Special Information Booklet/Home Loan Toolkit.	05/20/2016
05/20/2016:  Received evidence borrower received the Home Loan Toolkit.  Condition cleared.
 05/19/2016:  Received evidence borrower received Special Information Booklet, not the Home Loan Toolkit.  This information was also in the original loan file.  Please provided evidence Borrowers received the Home Loan Toolkit or a TILA-RESPA Integrated Disclosure Disclaimer.

300167565	5171ff56-4818-e611-86f5-d8d385e0a8b2	05/12/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	CDA review missing from file.	05/16/2016	05/17/2016: CDA	05/17/2016: A CDA report reflecting a value $875,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300167560	7de4178e-1012-e611-8544-d8d385e1d166	05/04/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/10/2016	05/10/2016: CDA	05/10/2016: A CDA report reflecting a value $629,999.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	511a0f20-605f-4573-9b22-223ad11f965d	05/09/2016	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)	3199	1	Cleared	B	B	RB	B	B	TRID
WLSP was not itemized causing an assumption that the borrower was not permitted to shop for Title - Title Endorsement. Fees in Section C are subject to worst case scenario of 10% tolerance. Fee exceed 10% tolerance and a cure is required in the amount of $2257.60
															06/03/2016	05/17/2016: Rebuttal
06/03/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
05/23/2016:  Per Compliance, none of the fees listed on the LE are on the WLSP as borrower can shop for.  LE = $1125 + $250 recording @ 110% = $1512.50.  Closing charges subject to 10% test. = Title charges $3537.50 + recording $232.50 = $3770 – max allowable from above $1512.50 = $2257.50 refund due.

05/17/2016:  Audit re-analyzed LE/CD Section B and Section C fees for cost to cure, and has determined that due to the invalid WLSP the section C fees are to be moved to section B with a 10% tolerance. Cost to cure is $2,257.60. Provide a revised CD, check for cure of $2,257.60, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.
 05/13/2016:  Audit reanalyzed cost to cure.  Missing evidence borrower was permitted to shop for services on transaction. Charges listed in Section C therefore subject to 0% tolerance. Under-disclosure of Title – Lenders Insurance in the amount $25.00 to Initial LE (no CoC documenting increase to $2437.50.  Refund of $2412.50 required for cure above legal limit.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	43292699-0d12-e611-8544-d8d385e1d166	05/04/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for. Title - Title Endorsement is not on WLSP.	05/17/2016	05/17/2016: SSPL 05/13/2016: SSPL
05/17/2016: Audit reviewed WLSP provided, and has determine that the document is invalid. Loan will be rated a B for all agencies.
 05/13/2016:  Received WLSP reflecting Owners Title Policy and Lenders Title Services as services allowed to shop for.  Section C of the CD and LE reflect Title - Closing/Settlement/Attorney Fee, Title - Lender Title Insurance and Title - Title Endorsement.  Condition Remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	261f01ac-bf12-e611-8544-d8d385e1d166	05/05/2016	Compliance	Closing Disclosure document error	3296	1	Cleared	B	B	RB	B	B	TRID
Title premium, Section L-09, reflects Borrower paid $2,412.50 of the title premium at closing.  Fee POC by borrower required to be reflected in the Bower-Paid Before Closing column aligned with the respective fee.
															06/03/2016	06/03/2016: Rebuttal, LOE, revised CD, and check
06/03/2016: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.
05/23/2016: Per Compliance, If the credit is attributable to a specific closing cost listed in the Closing Cost Details tables under § 1026.38(f) or (g), that amount should be reflected in the paid by others column on the Closing Cost Details tables and not in the disclosure required under § 1026.38(j)(2)(vi). Condition remains.
05/17/2016: Audit reviewed lender rebuttal and consulted with compliance; Fees listed in Section C and INVALID WLSP, if borrower selects provider NOT on WLSP, fee is moved to Section B and has a 10% tolerance. Condition remains.
 05/13/2016: Audit reanalyzed cost to cure. Missing evidence borrower was permitted to shop for services on transaction. Charges listed in Section C therefore subject to 0% tolerance. Under-disclosure of Title – Lenders Insurance in the amount $25.00 to Initial LE (no CoC documenting increase to $2437.50. Refund of $2412.50 required for cure above legal limit.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	f3e2ab2d-1414-e611-8544-d8d385e1d166	05/07/2016	Compliance	Initial Closing Disclosure timing requirement not met	3270	1	Cleared	A	A	RA	A	A	TRID
Initial Closing Disclosure reflects no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial Closing Disclosure 3 business days prior to consummation.
															05/13/2016	05/13/2016: Rebuttal for initial CD delivery	05/13/2016: Received evidence of acknowledgment of receipt. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	659e56f6-dcd1-4e53-b6c3-f127ce3fc30c	05/03/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	A	A	RA	A	A	TRID	The Contact Information on the final Closing Disclosure was missing the Contact NMLS ID and Settlement Agent Contact State License ID.	05/17/2016	05/17/2016: Rebuttal
05/17/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent, Settlement Agent Contact NMLS ID and Contact State License ID are not required.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167560	f277030e-f215-e611-8544-d8d385e1d166	05/09/2016	Credit	Inconsistent Documentation	2675	1	Cleared	A	A	CA	A	A	Legal Documents	The sales contract and Initial Closing Disclosure reflect a different Seller than the Seller CD and Final CD. Please clarify.	05/19/2016	05/19/2016: That is the seller's authorized representation. The name has been removed so only the company is listed.	05/19/2016: Received corrected CD. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.54%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 223 months reserves

300167554	40e086e6-a81b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately	3295	1	Cleared	A	B	RA	A	A	TRID
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $2,157.73 a month vs. the calculated value of $2,124.30 a month. The lender used the incorrect amount of $200 for the HOA vs. the actual amount of $166.66.
															05/25/2016
05/25/2016: Audit review of revised CD reflects corrected Estimated Taxes, Insurance and Assessments amount, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300167554	02fe90b1-a91b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Loan Estimate document error	3297	1	Cleared	B	B	RB	B	B	TRID	Lender's email address and phone number for the contact information on page 3 of the LE was not provided.	05/16/2016		5/16/2016: Missing contact info in this section of LE is deemed not material if NMLS info is present and corrected on CD. Loan will be graded a B.
300167554	b3e5f6f7-a91b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Revised LE provision timing requirement to consummation not met	3168	1	Cleared	A	A	RA	A	A	TRID	The re-disclosed LE reflects a Date Issued of 04/06/2016. Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of re-disclosed LE 7 specific business days prior to consummation.	05/20/2016		05/20/2016: Received evidence final LE was received 7 days prior to consummation. Condition cleared.
300167554	81f31458-aa1b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The NMLS / License Number of the Settlement Agent is missing.	05/25/2016	05/25/2016: Post close Cd with settlement agent state license #
05/25/2016: Audit review of CD includes contact information required for the Lender, Broker and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.
 05/19/2016: State License ID# for Settlement is required.  Condition remains.

300167554	26c061aa-aa1b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)	3184	1	Cleared	A	B	RA	A	A	TRID
Collateral Desktop analysis fee on CD is $150. LE lists fee as $0. This fee is in a 0% tolerance section. Lender tolerance cure of $150 is required. Title fees in Section B are also subject to a 10% tolerance. WLSP was not itemized causing an assumption that the borrower was not permitted to shop. Fees in Section C are subject to worst case scenario of 10% tolerance. A total tolerance cure of $217.50 is required.   Section J reflects $211.50 tolerance cure that is insufficient.
															05/25/2016	05/25/2016: Rebuttal
05/25/2016: Audit review of revised CD, check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'. Condition cleared.

300167554	7bdc41d0-ab1b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
															05/19/2016		05/19/2016: Received evidence received initial CD 3 days prior to consummation. Condition cleared.
300167554	daab3f31-ac1b-e611-86f5-d8d385e0a8b2	05/16/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID
The service provider list in file is an old RESPA service provider list and does not list the individual "services" associated with each provider. It is not the service provider list that is under form H-27 in the rule. The WLSP is itself a violation and it is confusing to consumers because it has text that relates to the GFE.
															05/20/2016		05/20/2016: WLSP referencing a GFE is non-material. Loan will be graded a B for all agencies.
300167554	b268828b-a0e6-4f31-82c2-f4167d0af501	05/16/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C)	3293	1	Cleared	A	B	RA	A	A	TRID
Title - Edoc Title fee reflected in Section C of final CD is paid to the service provider listed on the W.L.S.P. and is required to ins Section B. Additionally, Title Guaranty fee included in Section C is a State fee that the Borrower cannot shop for and should have been included in Section B of the Final CD.
															05/25/2016	05/25/2016: Post close CD
05/25/2016: Audit review of revised CD reflects Sections C fees moved to Section B, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided. Loan will be rated a Fitch 'B'.  Condition cleared.

300167554	ca765c57-0b1a-e611-86f5-d8d385e0a8b2	05/14/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA review was not provided.	05/17/2016	05/17/2016: CDA	05/17/2016: A CDA report reflecting a value $840,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300167545	cc9eeb8f-cca3-48f9-93a1-14b21cc74425	05/17/2016	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	3186	1	Cleared	A	B	RA	A	A	TRID	Title Endorsement fee in Section C, payee is listed on WLSP and therefore should be in Section B.	06/01/2016	06/01/2016: Post CD and LOE to Bwr 05/25/2016: Submitted Post CD for review and approval
06/01/2016: Audit review of Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.
 05/25/2016:  Audit review of revised CD reflects Sections C Title Endorsement fee moved to Section B, and documentation submitted is deemed acceptable. However, MISSING Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification. Condition remains.

300167545	6d40ab91-80eb-459c-b9ce-47a108c82c8e	05/17/2016	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	3181	1	Cleared	A	B	RA	A	A	TRID
WLSP in file indicates borrower had the ability to shop for Title fees, however Closing/Settlement/Attorney Fee, Courier fee, Loan Tie In Fee and Mobile Notary Fee are listed in Section B indicating borrower did not have ability to shop. Borrower did not choose provider on the WLSP, therefore these fees should be listed in Section C.
															06/01/2016	06/01/2016: Post CD and LOE to Bwr
06/01/2016: Audit review of revised CD reflects Sections B fees moved to Section C, and documentation submitted is deemed acceptable. Notification of the error (i.e., the letter to borrower) and lender sent postal so no tracking available. Loan will be rated a 'B' for all agencies. Condition cleared.

300167545	8d6a7ef9-df8a-49ae-b4b1-9625a46a12c1	05/18/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	'Contact Information' section of CD does not list Settlement Agent Contact License ID number.	05/25/2016	05/25/2016: Post CD	05/25/2016: Audit review of missing LE/CD Contact Information, other than Lender or Broker NMLS, is a non-material grade B. Loan will be rated a 'B' for all agencies. Condition cleared.
300167545	57610f51-eef6-4677-ab4c-c37370ebd3c1	05/18/2016	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	3169	1	Cleared	A	A	RA	A	A	TRID	Borrower did not acknowledge initial CD at least 3 days prior to consummation and the CD was not dated at least 6 days prior to consummation.	05/23/2016		05/23/2016: Received both Borrowers acknowledgement. Condition cleared.
300167545	75f3bac8-481c-e611-86f5-d8d385e0a8b2	05/17/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/18/2016		05/18/2016: CDA provided reflecting a value of $1,695,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300158465	19b5621a-3613-e611-8544-d8d385e1d166	05/05/2016	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	B	B	CB	B	B	Legal Documents	Loan file is missing third party fraud tool.	06/01/2016	06/01/2016: See attached fraud report.	06/01/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported; Years in Field Borrower has 30 years in field

300158465	2658c96f-3413-e611-8544-d8d385e1d166	05/05/2016	Compliance	Missing Affiliated Business Disclosure	48	2	Acknowledged	B	B	RB	B	B	RESPA	Missing Affiliated Business Disclosure.			05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported; Years in Field Borrower has 30 years in field

300158465	b9e8e45e-ff15-e611-8544-d8d385e1d166	05/09/2016	Compliance	Failure to provide proof of OFAC Search	2036	1	Cleared	A	B	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC search.	06/01/2016	06/01/2016: OFAC clear on page 6	06/01/2016: Fraud tool provided. Audit reviewed and all red flags are cleared. Fraud tool was pulled post-closing. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported; Years in Field Borrower has 30 years in field

300158465	18a2ee41-3613-e611-8544-d8d385e1d166	05/05/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/11/2016	05/11/2016: CDA	05/11/2016: A CDA report reflecting a value $840,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 80 months payment history with no late payments reported; Years in Field Borrower has 30 years in field

300158478	38ce58b4-9e18-e611-86f5-d8d385e0a8b2	05/12/2016	Credit	Insufficient Reserves	824	1	Cleared	A	A	CA	A	A	Terms/Guidelines
Underwriting guidelines require 6 mos reserves for the subject and 6 months for all investment properties.  The loan file is missing documentation to verify assets sufficient to cover the required reserves.
															05/31/2016	05/26/2016: Attached please find copy of PMA account for funds to close
05/31/2016: Audit reviewed verification of $200,000 for cash to close, as well as access letter, and has determined that documentation submitted is deemed acceptable. Reserves are sufficient. Condition cleared.
 05/26/2016: Audit reviewed first page of Statement submitted, and has determined that a complete copy of the bank statement is required. Guidelines also require last two consecutive months statements for each account required to show adequate reserves and assets to close. Provide: 2 complete copies of the last two consecutive months statements and a letter from the other account holder giving the borrower 100% access to the account. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 85 months payment history with no late payments reported; Years Self Employed Borrower has 28 years self employment

300158478	da193530-a018-e611-86f5-d8d385e0a8b2	05/12/2016	Credit	Assets Verified Were Not Sufficient to Close	1436	1	Cleared	A	A	CA	A	A	Terms/Guidelines
The loan file is missing asset documentation to verify earnest money deposit and closing funds reflected on the HUD. HUD-2 reflect deposit of $421,832.00, however, only $333,873.10 is verified in the loan file.
															05/31/2016	05/26/2016: Attached please find copy of PMA account for funds to close
05/31/2016: Audit reviewed verification of $200,000 for cash to close, as well as access letter, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 05/26/2016: Audit reviewed first page of Statement submitted, and has determined that a complete copy of the bank statement is required. Guidelines also require last two consecutive months statements for each account required to show adequate reserves and assets to close. Provide: 2 complete copies of the last two consecutive months statements and a letter from the other account holder giving the borrower 100% access to the account. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 85 months payment history with no late payments reported; Years Self Employed Borrower has 28 years self employment

300158478	b1103afa-9a18-e611-86f5-d8d385e0a8b2	05/12/2016	Compliance	Affiliated Business Disclosure not executed	1679	2	Acknowledged	B	B	RB	B	B	RESPA	The Affiliated Business Disclosure in the file is not executed by the Borrower.			05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 85 months payment history with no late payments reported; Years Self Employed Borrower has 28 years self employment

300158478	b2103afa-9a18-e611-86f5-d8d385e0a8b2	05/12/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	2	Acknowledged	B	B	RB	B	B	RESPA	Loan file is missing the Special Information Booklet.			05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 85 months payment history with no late payments reported; Years Self Employed Borrower has 28 years self employment

300158478	1884442a-a218-e611-86f5-d8d385e0a8b2	05/12/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/17/2016	05/17/2016: CDA	05/17/2016: A CDA report reflecting a value $957,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 727; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months;credit report verifies 85 months payment history with no late payments reported; Years Self Employed Borrower has 28 years self employment

300158475	999986fd-a617-e611-8544-d8d385e1d166	05/11/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/13/2016	05/13/2016: CDA	05/13/2016: A CDA report reflecting a value $1,050,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	ebffd90b-ac17-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing Evidence of Property Taxes	1687	1	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing evidence of property taxes for the second property listed in the assets and liabilities section of the final loan application.	05/27/2016		05/27/2016: Received evidence of property taxes. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	21b4c7c6-ad17-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing Third Party Fraud Tool (Report)	1684	1	Cleared	A	A	CA	A	A	Legal Documents
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															05/27/2016		05/27/2016: Received third party fraud report with OFAC search. Condition cleared.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	35da87f9-ad17-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing Balance Sheet	2790	1	Cleared	A	A	CA	A	A	Income/Employment
Missing current year balance sheet for borrower's S-Corporations shown on Schedule E of the 2013 personal tax return.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															05/31/2016
05/31/2016:  Received 2015 Balance Sheet for Business B.  Condition cleared.
 05/27/2016:  Received 2014 & 2015 Balance Sheet for Business A on 2013 Schedule E II.  Missing 2015 Balance sheet for Business B.  Condition remains.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	d77af40c-ae17-e611-8544-d8d385e1d166	05/11/2016	Credit	Missing YTD Profit & Loss	2791	1	Cleared	A	A	CA	A	A	Income/Employment
Missing YTD Profit and Loss for borrowers S-Corporations shown on Schedule E of the 2013 personal tax return.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															06/01/2016
06/01/2016:  Received P&L Statement.  Condition cleared.
05/31/2016:  Received Balance Sheet for Business B.  However, still missing 2015 YTD P&L Statement.  Condition remains.
 05/27/2016:  Received 2014 & 2015 P&L Statement for Business A on 2013 Schedule E II.  Missing 2015 P&L Statement for Business B.  Condition remains.

 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	e3fc6fbf-8562-40f2-a50d-98da00c43460	05/11/2016	Compliance	Loan does not meet criteria for Qualified Mortgage	2853	1	Cleared	A	A	RA	A	A	QM/ATR
Missing current year balance sheet and YTD P&L for borrower's S-Corporations shown on Schedule E of the 2013 personal tax returns.  Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
															05/27/2016		05/27/2016: Condition rescinded. Duplicate condition, all items are listed as credit conditions.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	14d88d7c-a517-e611-8544-d8d385e1d166	05/11/2016	Compliance	Missing Affiliated Business Disclosure	48	2	Acknowledged	B	B	RB	B	B	RESPA	The affiliated business disclosure is missing from the file. Please provide a signed affiliated business disclosure provided to the borrower within 3 days of the application date.			05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158475	3bbac877-ab17-e611-8544-d8d385e1d166	05/11/2016	Compliance	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	1755	1	Cleared	A	B	RA	A	A	RESPA
Fee totals of $929.50 in the GFE column vs $1,081.50 charged to the borrower results in a 16.353% increase, which is greater than 10% allowable. A lender credit in the amount of $59.05 would be required to cure the tolerance issue.
															05/12/2016		The lender provided the $59.05 to cure the tolerance issue on the HUD-1. The RESPA cure was completed within 30 days of settlement. Loan will be graded a Fitch 'B'.
 DTI is lower than guideline maximum UW guides maximum DTI of 43%, loan qulified with DTI of 26.70%.; Reserves are higher than guideline minimum UW guides require 6 months reserves, loan qualified with 22.10 months reserves.; Years in Primary Residence Borrower has resided in subject for 13 years.

300158471	9b243a36-4118-e611-86f5-d8d385e0a8b2	05/12/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA report was not provided in file.	05/13/2016	05/13/2016: CDA	05/13/2016: A CDA report reflecting a value $875,000.00 which is a 0.00% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300158471	e1d48845-7618-e611-86f5-d8d385e0a8b2	05/12/2016	Property	313 - Property in Disaster Area	73	1	Cleared	A	A	VA	A	A	FEMA	Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	05/27/2016		05/27/2016: Received satisfactory property inspection. Condition cleared.
300158471	dacf1717-4018-e611-86f5-d8d385e0a8b2	05/12/2016	Compliance	Missing Affiliated Business Disclosure	48	2	Acknowledged	B	B	RB	B	B	RESPA	The affiliated business disclosure is missing from the file. Please provide a signed affiliated business disclosure provided to the borrower within 3 days of the application date.			05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
300158471	dbcf1717-4018-e611-86f5-d8d385e0a8b2	05/12/2016	Compliance	Missing Special Information Booklet / Home Loan Toolkit	1665	2	Acknowledged	B	B	RB	B	B	RESPA
Special information booklet/Home loan Toolkit not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
																	05/31/2016: Acknowledged. Loan will be rated a B for all agencies.
300177115	d13703f5-9927-e611-86f5-d8d385e0a8b2	05/31/2016	Property	570 - Review Appraisal Missing	76	1	Cleared	A	A	VA	A	A	Value	A CDA Report was not provided.	06/15/2016
06/15/2016: CDA provided reflecting a value of $825,000 with 0% variance. Condition cleared. 06/09/16: Lender provided the Technical Appraisal Review showing a value of $825,000.00 as of 01/13/16. However a CDA report is required. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves

300177115	1ccecd0d-65f7-4787-95a9-588a3d060967	06/01/2016	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	3254	1	Cleared	B	B	RB	B	B	TRID	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Real Estate Brokers(B) and (S) and Settlement Agent are missing.	06/13/2016	06/13/2016: Attached is revised CD and LOX to borrower
06/13/2016: Audit review of CD includes contact information required for the Lender, Broker, Real Estate Agents and Settlement Agent. Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification was provided.  Loan will be rated a 'B'. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves

300177115	1a51543b-b54c-472b-81be-5f8afe654035	06/01/2016	Compliance	Missing Affiliated Business Disclosure	48	2	Acknowledged	B	B	RB	B	B	RESPA	The loan file is missing the Affiliated Business Disclosure.		06/13/2016: Attached is document stating lender has no affiliates (page 2 under definitions)
06/13/2016: Audit acknowledges no initial Affiliated Business Disclosure was provided. Loan will be graded a B.
 06/08/16: Lender provided compliance report. File is missing the affiliated business disclosure. If the lender is not affiliated with any other businesses please provide an attestation stating such. Condition maintained.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves

300177115	234240e4-2d28-e611-86f5-d8d385e0a8b2	06/01/2016	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	3165	1	Cleared	B	B	RB	B	B	TRID	WLSP is missing a detailed list of services which corresponds to the LE for services the borrower is permitted to shop for.	06/02/2016		06/02/2016: Services provided on WLSP were not itemized. Loan will be rated a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves

300177115	0e9ad33e-2e28-e611-86f5-d8d385e0a8b2	06/01/2016	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	3183	1	Cleared	B	B	RB	B	B	TRID	The LE reflects an Appraisal fee of $460 with no resulting CoC for any subsequent disclosures. The final CD reflects an Appraisal fee of $560 resulting in a $100 refund due for cure.	06/01/2016		6/1/2016: Lender credit in Section J of $100 is sufficient for tolerance cure. Loan will be graded a B for Fitch and A for all others.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves

300177115	cad6ca62-1128-e611-86f5-d8d385e0a8b2	06/01/2016	Credit	Insufficient credit history	736	2	Acknowledged	B	B	CB	B	B	Terms/Guidelines
The Lender's applicable guidelines require each Borrower to have a minimum of 3 active trade-lines with 2 reported for at least 24 months and 1 in the last 36 months.  Despite this requirement, Borrower has only 1 active trade line that meets lender's guidelines.

Exception: Subject is a Jumbo Purchase of a primary residence. Both borrowers have established credit histories but the borrower only has one active tradeline that meets Jumbo guidelines and is 24 months old and recently active. All other tradelines for borrower are either closed or are not open for long enough. The borrower did have a mortgage that just closed in August of 2015 that would have been a qualifying tradeline but property was sold. This exception is to allow for borrower's credit short of the tradeline requirement
																	06/13/2016: Audit acknowledges that the number of active trade lines are outside of guidelines. Loan will be graded a B. 06/08/16: Audit sent exception to client for review.	Exception	Originator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.93%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 813; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.4 months reserves